UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-10325

VANECK ETF TRUST

(Exact name of registrant as specified in charter)

666 Third Avenue, New York, NY 10017
(Address of principal executive offices) (Zip code)

Van Eck Associates Corporation
666 Third Avenue, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: SEPTEMBER 30, 2025

Item 1.	REPORTS TO STOCKHOLDERS.

VanEck Alternative Asset Manager ETF

Ticker: GPZ | NYSE Arca, Inc.

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the VanEck Alternative Asset Manager ETF (the "Fund") for the period June 4, 2025 (inception of Fund) to September 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Alternative Asset Manager ETF	$14Footnote Reference(a)	0.40%Footnote Reference(b)
Footnote	Description
Footnote(a)	Expenses for a full year would be higher than the amount shown.
Footnote(b)	Annualized

How did the Fund perform during the period?

  The Fund posted positive performance during the period, following its June 4th, 2025 inception, as the public equities of alternative asset managers benefited from strong investor demand and growing assets under management in private markets.

  The leading individual contributors during the period were Blackstone, Brookfield Corporation, and Carlyle Group.

  The leading individual detractors during the period were Ares Management Corporation, Blue Owl Capital, and Hamilton Lane

How did the Fund perform since inception?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception (6/4/2025).

Cumulative Performance Based on $10,000 Investment

	Fund	MSCI ACWI Index	MarketVector™ Alternative Asset Managers Index
Jun-25	$10,000	$10,000	$10,000
Jun-25	$10,538	$10,336	$10,532
Jul-25	$11,268	$10,476	$11,282
Aug-25	$11,328	$10,735	$11,326
Sep-25	$11,038	$11,124	$11,032

Average Annual Total Returns

.	Life*
VanEck Alternative Asset Manager ETF	10.38%
MarketVector™ Alternative Asset Managers Index	10.32%
MSCI ACWI Index	11.24%

* Inception of Fund: 06/04/2025. Returns are not annualized.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$100,072,491
  Number of Portfolio Holdings20
  Portfolio Turnover Rate5%
  Advisory Fees Paid$57,852

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.0%Footnote Reference*
Financials		100.0%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of Total Net Assets)

Brookfield Corp.	12.6%
Blackstone, Inc.	11.8%
KKR & Co., Inc.	9.6%
Apollo Global Management, Inc.	8.2%
Ares Management Corp.	6.4%
Brookfield Asset Management Ltd.	4.7%
ICG PLC	4.6%
EQT AB	4.6%
Partners Group Holding AG	4.5%
TPG, Inc.	4.4%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Biotech ETF

Ticker: BBH | The NASDAQ Stock Market LLC

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the VanEck Biotech ETF (the "Fund") for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Biotech ETF	$34	0.35%

How did the Fund perform last year?

  Biotechnology stocks experienced mixed performance over the fiscal year amid clinical trial updates, shifting investor sentiment toward defensive sectors, and selective risk-taking within healthcare.

  Notable detractors from Fund performance were Regeneron Pharmaceuticals, Moderna, and Sarepta Therapeutics, which faced share price pressure following clinical or regulatory developments that weighed on sentiment across portions of the biotech industry.

  Poor performance was partially offset by strong returns from Gilead Sciences, Alnylam Pharmaceuticals and Insmed. Gilead Sciences was the top contributor, supported by strong performance in its HIV and oncology franchises, while Alnylam Pharmaceuticals and Insmed also added on positive clinical data and product momentum.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 fiscal years.

Cumulative Performance Based on $10,000 Investment

	Fund	MSCI ACWI Index	MVIS® US Listed Biotech 25 Index
Sep 15	$10,000	$10,000	$10,000
Oct 15	$10,813	$10,785	$10,815
Nov 15	$10,869	$10,696	$10,872
Dec 15	$11,110	$10,503	$11,116
Jan 16	$8,913	$9,869	$8,922
Feb 16	$8,796	$9,802	$8,805
Mar 16	$9,089	$10,528	$9,098
Apr 16	$9,315	$10,683	$9,327
May 16	$9,665	$10,697	$9,677
Jun 16	$8,972	$10,632	$8,982
Jul 16	$10,099	$11,090	$10,112
Aug 16	$9,962	$11,128	$9,976
Sep 16	$10,097	$11,196	$10,114
Oct 16	$9,008	$11,006	$9,021
Nov 16	$9,534	$11,089	$9,549
Dec 16	$9,440	$11,329	$9,455
Jan 17	$10,012	$11,639	$10,031
Feb 17	$10,658	$11,965	$10,676
Mar 17	$10,471	$12,112	$10,491
Apr 17	$10,714	$12,300	$10,737
May 17	$10,306	$12,572	$10,327
Jun 17	$11,036	$12,629	$11,061
Jul 17	$11,411	$12,982	$11,441
Aug 17	$11,884	$13,032	$11,916
Sep 17	$11,789	$13,283	$11,824
Oct 17	$11,116	$13,559	$11,151
Nov 17	$11,055	$13,822	$11,090
Dec 17	$11,010	$14,045	$11,048
Jan 18	$11,461	$14,837	$11,503
Feb 18	$10,681	$14,214	$10,720
Mar 18	$10,628	$13,910	$10,668
Apr 18	$10,199	$14,042	$10,242
May 18	$10,429	$14,060	$10,472
Jun 18	$10,598	$13,984	$10,645
Jul 18	$11,365	$14,406	$11,419
Aug 18	$11,940	$14,519	$11,998
Sep 18	$12,025	$14,582	$12,086
Oct 18	$10,563	$13,489	$10,621
Nov 18	$10,980	$13,686	$11,040
Dec 18	$9,885	$12,722	$9,943
Jan 19	$11,337	$13,727	$11,405
Feb 19	$11,554	$14,094	$11,623
Mar 19	$11,407	$14,271	$11,479
Apr 19	$10,948	$14,753	$11,020
May 19	$10,341	$13,878	$10,409
Jun 19	$11,485	$14,787	$11,563
Jul 19	$11,202	$14,830	$11,282
Aug 19	$10,941	$14,478	$11,018
Sep 19	$10,481	$14,783	$10,557
Oct 19	$11,221	$15,188	$11,306
Nov 19	$12,521	$15,558	$12,617
Dec 19	$12,432	$16,106	$12,528
Jan 20	$11,796	$15,928	$11,890
Feb 20	$11,927	$14,642	$12,021
Mar 20	$11,395	$12,665	$11,482
Apr 20	$13,214	$14,022	$13,314
May 20	$14,359	$14,632	$14,467
Jun 20	$14,537	$15,099	$14,649
Jul 20	$14,695	$15,898	$14,813
Aug 20	$14,308	$16,871	$14,424
Sep 20	$14,434	$16,327	$14,552
Oct 20	$13,606	$15,930	$13,721
Nov 20	$15,067	$17,894	$15,194
Dec 20	$15,173	$18,724	$15,300
Jan 21	$16,700	$18,639	$16,847
Feb 21	$15,985	$19,071	$16,124
Mar 21	$15,665	$19,580	$15,804
Apr 21	$16,839	$20,436	$16,992
May 21	$16,452	$20,754	$16,603
Jun 21	$18,042	$21,028	$18,210
Jul 21	$18,499	$21,173	$18,679
Aug 21	$19,320	$21,703	$19,512
Sep 21	$18,061	$20,806	$18,242
Oct 21	$17,833	$21,868	$18,016
Nov 21	$17,489	$21,342	$17,670
Dec 21	$16,959	$22,195	$17,136
Jan 22	$14,788	$21,105	$14,941
Feb 22	$14,090	$20,560	$14,234
Mar 22	$14,542	$21,005	$14,694
Apr 22	$13,127	$19,324	$13,266
May 22	$13,269	$19,347	$13,409
Jun 22	$13,080	$17,716	$13,218
Jul 22	$13,843	$18,953	$13,994
Aug 22	$13,071	$18,255	$13,214
Sep 22	$12,599	$16,508	$12,737
Oct 22	$14,071	$17,504	$14,232
Nov 22	$15,046	$18,862	$15,218
Dec 22	$14,396	$18,119	$14,561
Jan 23	$15,106	$19,418	$15,279
Feb 23	$14,088	$18,862	$14,249
Mar 23	$14,580	$19,443	$14,748
Apr 23	$14,396	$19,723	$14,566
May 23	$13,937	$19,511	$14,101
Jun 23	$14,053	$20,644	$14,219
Jul 23	$14,486	$21,400	$14,662
Aug 23	$14,713	$20,802	$14,891
Sep 23	$14,015	$19,942	$14,185
Oct 23	$12,998	$19,342	$13,159
Nov 23	$13,660	$21,127	$13,829
Dec 23	$14,953	$22,142	$15,136
Jan 24	$14,978	$22,272	$15,166
Feb 24	$14,731	$23,228	$14,914
Mar 24	$15,033	$23,957	$15,218
Apr 24	$14,109	$23,167	$14,288
May 24	$14,887	$24,108	$15,073
Jun 24	$15,243	$24,644	$15,436
Jul 24	$16,289	$25,042	$16,499
Aug 24	$16,394	$25,678	$16,606
Sep 24	$16,047	$26,274	$16,255
Oct 24	$15,355	$25,685	$15,558
Nov 24	$15,111	$26,645	$15,309
Dec 24	$14,299	$26,015	$14,487
Jan 25	$15,071	$26,888	$15,271
Feb 25	$14,996	$26,726	$15,192
Mar 25	$14,332	$25,670	$14,521
Apr 25	$13,939	$25,909	$14,126
May 25	$13,533	$27,399	$13,713
Jun 25	$13,970	$28,629	$14,156
Jul 25	$14,777	$29,017	$14,976
Aug 25	$15,054	$29,734	$15,254
Sep 25	$15,096	$30,811	$15,299

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Biotech ETF	(5.93)%	0.90%	4.20%
MVIS® US Listed Biotech 25 Index	(5.88)%	1.01%	4.34%
MSCI ACWI Index	17.27%	13.54%	11.91%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$347,331,784
  Number of Portfolio Holdings26
  Portfolio Turnover Rate19%
  Advisory Fees Paid$1,309,035

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.0%Footnote Reference*
Life Sciences Tools & Services		18.4%
Biotechnology		81.6%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of Total Net Assets)

Amgen, Inc.	12.9%
Gilead Sciences, Inc.	12.3%
Vertex Pharmaceuticals, Inc.	9.5%
Regeneron Pharmaceuticals, Inc.	5.0%
Alnylam Pharmaceuticals, Inc.	4.9%
Argenx SE	4.8%
BeOne Medicines Ltd.	4.7%
IQVIA Holdings, Inc.	4.6%
Insmed, Inc.	4.4%
Natera, Inc.	4.2%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Commodity Strategy ETF

Ticker: PIT | Cboe BZX Exchange, Inc.

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the VanEck Commodity Strategy ETF (the "Fund") for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Commodity Strategy ETF	$60	0.55%

How did the Fund perform last year?

  The Fund posted a positive return for the period, supported by broad commodity strength as tight supply, increased infrastructure spending, strong demand from global industrial recovery, and the energy transition boosted performance.

  Gold was the largest contributor, as persistent inflation, central bank buying, and geopolitical uncertainty sustained investor demand for precious metals.

  Industrial metals and energy exposures also added to performance. Key industrial metals rose amid supply constraints and renewed optimism tied to infrastructure spending and the global energy transition. Energy holdings benefited from steady demand and disciplined production among major oil producers.

  Agricultural commodities delivered mixed performance. Strong gains in coffee and cocoa, supported by weather-related supply challenges, were offset by weaker results in grain markets.

How did the Fund perform since inception?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception (12/20/2022).

Cumulative Performance Based on $10,000 Investment

	Fund	S&P 500 Index	Bloomberg Commodity Index Total Return
Dec 22	$10,000	$10,000	$10,000
Dec 22	$10,123	$10,051	$10,092
Jan 23	$10,111	$10,683	$10,043
Feb 23	$9,703	$10,422	$9,571
Mar 23	$9,693	$10,805	$9,551
Apr 23	$9,667	$10,973	$9,480
May 23	$9,086	$11,021	$8,945
Jun 23	$9,458	$11,749	$9,307
Jul 23	$10,377	$12,127	$9,889
Aug 23	$10,422	$11,934	$9,813
Sep 23	$10,580	$11,365	$9,745
Oct 23	$10,362	$11,126	$9,771
Nov 23	$10,207	$12,142	$9,551
Dec 23	$9,767	$12,694	$9,294
Jan 24	$10,097	$12,907	$9,331
Feb 24	$9,989	$13,596	$9,194
Mar 24	$10,469	$14,033	$9,498
Apr 24	$10,512	$13,460	$9,753
May 24	$10,378	$14,128	$9,924
Jun 24	$10,534	$14,635	$9,772
Jul 24	$10,276	$14,813	$9,377
Aug 24	$10,093	$15,172	$9,382
Sep 24	$10,221	$15,496	$9,838
Oct 24	$10,318	$15,356	$9,656
Nov 24	$10,260	$16,257	$9,695
Dec 24	$10,407	$15,869	$9,794
Jan 25	$10,791	$16,311	$10,181
Feb 25	$10,702	$16,098	$10,260
Mar 25	$11,224	$15,191	$10,664
Apr 25	$10,572	$15,088	$10,151
May 25	$10,697	$16,038	$10,092
Jun 25	$11,233	$16,854	$10,335
Jul 25	$11,448	$17,232	$10,288
Aug 25	$11,672	$17,581	$10,487
Sep 25	$12,076	$18,223	$10,712

Average Annual Total Returns

.	1 Year	Life*
VanEck Commodity Strategy ETF	18.15%	7.02%
Bloomberg Commodity Index Total Return	8.88%	2.51%
S&P 500 Index	17.60%	24.11%

* Inception of Fund: 12/20/2022

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$43,826,764
  Number of Portfolio Holdings29
  Portfolio Turnover Rate-%
  Advisory Fees Paid$171,226

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

United States Treasuries
93.3%
Other assets less liabilities *
6.7%
0
20
40
60
80
100

Value	Value	Value
Other assets less liabilitiesFootnote Reference*		6.7%
United States Treasuries		93.3%
Footnote	Description
Footnote*	Includes net unrealized appreciation (depreciation) on futures contracts of 2.8%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Consumer Discretionary TruSector ETF

Ticker: TRUD | The NASDAQ Stock Market LLC

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the VanEck Consumer Discretionary TruSector ETF (the "Fund") for the period August 20, 2025 (inception of Fund) to September 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference(a)
VanEck Consumer Discretionary TruSector ETF	$1Footnote Reference(b)	0.10%Footnote Reference(c)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Expenses for a full year would be higher than the amount shown.
Footnote(c)	Annualized

How did the Fund perform during the period?

  Consumer discretionary stocks advanced over the period from the Fund’s inception, supported by resilient household demand, moderating inflation, and continued strength in large-cap retail and consumer services names. The underlying sector benchmark, the Consumer Discretionary Select Sector SPDR Fund (XLY), also posted a positive return, reflecting broad strength across the category.

  Amazon.com was the top contributor, benefiting from continued growth in e-commerce, cloud services and advertising revenue. Tesla also added to returns, driven by higher production volumes, improved pricing discipline, and margin recovery.

  Performance was moderated by weaker trends among select apparel and household goods companies, as higher financing costs and cautious discretionary spending weighed on portions of the sector.

How did the Fund perform since inception?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception (8/20/2025).

Cumulative Performance Based on $10,000 Investment

	Fund	S&P 500 Index	MarketVector™ Top US Profitable Consumer Discretionary Companies Index
Aug-25	$10,000	$10,000	$10,000
Aug-25	$10,196	$10,105	$10,198
Sep-25	$10,524	$10,473	$10,508

Average Annual Total Returns

.	Life*
VanEck Consumer Discretionary TruSector ETF	5.24%
MarketVector™ Top US Profitable Consumer Discretionary Companies Index	5.08%
S&P 500 Index	4.73%

* Inception of Fund: 08/20/2025. Returns are not annualized.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$4,161,440
  Number of Portfolio Holdings5
  Portfolio Turnover Rate0%Footnote Reference(a)
  Advisory Fees Paid$181
Footnote	Description
Footnote(a)	Amount represents less than 0.5%

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Consumer Discretionary		29.0%
Exchange Traded Fund		70.9%

Holdings (% of Total Net Assets)

Consumer Discretionary Select Sector SPDR Fund	70.9%
Amazon.com, Inc.	20.3%
Tesla, Inc.	6.1%
The Home Depot, Inc.	2.0%
McDonald's Corp.	0.6%

Material Fund Changes

The following material fund change occurred during the period ended September 30, 2025:

Effective September 8, 2025, the Fund's management fee rate was reduced from 0.12% to 0.10%. Additionally, the Fund changed its distribution frequency from annually to quarterly.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Digital Transformation ETF

Ticker: DAPP | The NASDAQ Stock Market LLC

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the VanEck Digital Transformation ETF (the "Fund") for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Digital Transformation ETF	$75	0.52%

How did the Fund perform last year?

  The digital asset ecosystem sharply rebounded during the fiscal year, supported by rising cryptocurrency prices, renewed institutional engagement, and improving blockchain infrastructure.

  The Information Technology sector contributed most to performance. IREN was the top contributor, benefiting from expanding mining capacity and efficiency improvements, while Strategy, Inc. also added meaningfully on higher Bitcoin prices and continued balance sheet exposure to digital assets.

  Offsetting some of the gains were declines in select digital asset exchanges and fintech securities, as volatility in cryptocurrency markets and legislative uncertainty tempered sentiment late in the period.

How did the Fund perform since inception?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception (4/12/2021).

Cumulative Performance Based on $10,000 Investment

	Fund	MSCI ACWI Index	MVIS® Global Digital Assets Equity Index
Apr 21	$10,000	$10,000	$10,000
Apr 21	$8,682	$10,128	$8,684
May 21	$7,041	$10,285	$7,081
Jun 21	$7,380	$10,421	$7,385
Jul 21	$6,780	$10,493	$6,787
Aug 21	$7,950	$10,755	$7,958
Sep 21	$6,470	$10,311	$6,487
Oct 21	$8,412	$10,837	$8,404
Nov 21	$8,210	$10,576	$8,154
Dec 21	$5,726	$10,999	$5,651
Jan 22	$4,204	$10,459	$4,124
Feb 22	$4,494	$10,189	$4,405
Mar 22	$4,657	$10,410	$4,564
Apr 22	$3,114	$9,576	$3,050
May 22	$2,294	$9,588	$2,242
Jun 22	$1,351	$8,779	$1,317
Jul 22	$1,936	$9,393	$1,886
Aug 22	$1,851	$9,047	$1,801
Sep 22	$1,531	$8,181	$1,484
Oct 22	$1,453	$8,674	$1,403
Nov 22	$1,065	$9,347	$1,022
Dec 22	$838	$8,979	$798
Jan 23	$1,376	$9,623	$1,304
Feb 23	$1,317	$9,347	$1,245
Mar 23	$1,438	$9,635	$1,356
Apr 23	$1,644	$9,774	$1,546
May 23	$1,804	$9,669	$1,693
Jun 23	$2,097	$10,231	$1,949
Jul 23	$2,610	$10,605	$2,419
Aug 23	$1,990	$10,309	$1,842
Sep 23	$1,689	$9,883	$1,562
Oct 23	$1,729	$9,585	$1,594
Nov 23	$2,112	$10,470	$1,946
Dec 23	$3,191	$10,973	$2,936
Jan 24	$2,388	$11,037	$2,194
Feb 24	$3,081	$11,511	$2,824
Mar 24	$3,588	$11,872	$3,288
Apr 24	$2,749	$11,481	$2,521
May 24	$3,150	$11,947	$2,879
Jun 24	$3,701	$12,213	$3,384
Jul 24	$3,790	$12,410	$3,462
Aug 24	$3,289	$12,725	$3,003
Sep 24	$3,659	$13,021	$3,340
Oct 24	$4,122	$12,729	$3,763
Nov 24	$5,795	$13,205	$5,288
Dec 24	$4,622	$12,892	$4,217
Jan 25	$4,853	$13,325	$4,433
Feb 25	$3,797	$13,244	$3,463
Mar 25	$2,906	$12,721	$2,636
Apr 25	$3,321	$12,840	$3,021
May 25	$4,141	$13,578	$3,772
Jun 25	$5,290	$14,188	$4,805
Jul 25	$5,583	$14,380	$5,078
Aug 25	$5,718	$14,735	$5,198
Sep 25	$6,961	$15,269	$6,328

Average Annual Total Returns

.	1 Year	Life*
VanEck Digital Transformation ETF	90.26%	(7.79)%
MVIS® Global Digital Assets Equity Index	89.47%	(9.73)%
MSCI ACWI Index	17.27%	9.93%

* Inception of Fund: 04/12/2021

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$321,291,072
  Number of Portfolio Holdings23
  Portfolio Turnover Rate74%
  Advisory Fees Paid$1,024,859

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Consumer Discretionary		3.0%
Financials		27.6%
Information Technology		69.3%

Top Ten Holdings (% of Total Net Assets)

BitMine Immersion Technologies, Inc.	8.4%
Coinbase Global, Inc.	7.0%
IREN Ltd.	6.8%
Strategy, Inc.	6.4%
Circle Internet Group, Inc.	6.2%
Block, Inc.	5.6%
Cleanspark, Inc.	5.3%
Applied Digital Corp.	5.0%
Galaxy Digital, Inc.	4.8%
Riot Platforms, Inc.	4.7%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Durable High Dividend ETF

Ticker: DURA | Cboe BZX Exchange, Inc.

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the VanEck Durable High Dividend ETF (the "Fund") for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Durable High Dividend ETF	$30	0.30%

How did the Fund perform last year?

  U.S. dividend stocks, as a group, provided positive total return during the period but trailed the broad U.S. equity market due to higher exposure to value-oriented, cyclical companies.

  The Fund’s exposure to the financials, utilities, and energy sectors contributed the most to performance during the period.

  The largest individual contributors were Altria Group, Johnson and Johnson, and BlackRock.

  The Fund’s exposure to the materials, consumer staples, and health care sectors detracted the most during the period.

  The leading individual detractors were United Parcel Service, Merck & Co., and Dow.

How did the Fund perform since inception?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception (10/30/2018).

Cumulative Performance Based on $10,000 Investment

	Fund	S&P 500 Index	Morningstar® US Dividend Valuation Index
Oct 18	$10,000	$10,000	$10,000
Oct 18	$10,004	$10,109	$10,005
Nov 18	$10,489	$10,315	$10,495
Dec 18	$9,610	$9,384	$9,675
Jan 19	$10,138	$10,135	$10,142
Feb 19	$10,539	$10,461	$10,546
Mar 19	$10,789	$10,664	$10,799
Apr 19	$11,094	$11,096	$11,109
May 19	$10,432	$10,391	$10,449
Jun 19	$11,178	$11,123	$11,197
Jul 19	$11,221	$11,283	$11,245
Aug 19	$11,155	$11,104	$11,183
Sep 19	$11,341	$11,312	$11,373
Oct 19	$11,536	$11,557	$11,570
Nov 19	$11,833	$11,977	$11,871
Dec 19	$12,042	$12,338	$12,240
Jan 20	$11,939	$12,333	$11,983
Feb 20	$10,828	$11,318	$10,866
Mar 20	$9,646	$9,920	$9,677
Apr 20	$10,612	$11,192	$10,651
May 20	$10,807	$11,725	$10,848
Jun 20	$10,651	$11,958	$10,694
Jul 20	$10,976	$12,632	$11,022
Aug 20	$11,400	$13,540	$11,451
Sep 20	$11,198	$13,026	$11,253
Oct 20	$10,982	$12,679	$11,038
Nov 20	$11,954	$14,067	$12,018
Dec 20	$12,093	$14,608	$12,268
Jan 21	$11,878	$14,461	$11,947
Feb 21	$11,896	$14,859	$11,967
Mar 21	$12,846	$15,510	$12,928
Apr 21	$13,146	$16,338	$13,234
May 21	$13,346	$16,452	$13,439
Jun 21	$13,259	$16,836	$13,356
Jul 21	$13,642	$17,236	$13,744
Aug 21	$13,897	$17,760	$14,005
Sep 21	$13,202	$16,934	$13,304
Oct 21	$13,562	$18,121	$13,671
Nov 21	$13,066	$17,995	$13,175
Dec 21	$14,082	$18,801	$14,205
Jan 22	$14,051	$17,829	$14,176
Feb 22	$13,823	$17,295	$13,950
Mar 22	$14,259	$17,937	$14,396
Apr 22	$13,838	$16,373	$13,974
May 22	$14,234	$16,403	$14,377
Jun 22	$13,328	$15,049	$13,466
Jul 22	$13,752	$16,436	$13,898
Aug 22	$13,306	$15,766	$13,452
Sep 22	$12,334	$14,314	$12,471
Oct 22	$13,694	$15,473	$13,848
Nov 22	$14,698	$16,338	$14,866
Dec 22	$14,431	$15,396	$14,600
Jan 23	$14,479	$16,364	$14,653
Feb 23	$14,004	$15,964	$14,175
Mar 23	$14,172	$16,551	$14,353
Apr 23	$14,356	$16,809	$14,544
May 23	$13,902	$16,882	$14,087
Jun 23	$14,535	$17,997	$14,734
Jul 23	$14,900	$18,576	$15,106
Aug 23	$14,549	$18,280	$14,755
Sep 23	$13,926	$17,408	$14,127
Oct 23	$13,478	$17,042	$13,676
Nov 23	$14,095	$18,599	$14,306
Dec 23	$14,550	$19,444	$14,773
Jan 24	$14,429	$19,770	$14,654
Feb 24	$14,490	$20,826	$14,720
Mar 24	$15,152	$21,496	$15,402
Apr 24	$14,849	$20,618	$15,096
May 24	$15,075	$21,640	$15,329
Jun 24	$14,999	$22,417	$15,255
Jul 24	$15,773	$22,690	$16,046
Aug 24	$16,433	$23,240	$16,723
Sep 24	$16,543	$23,737	$16,841
Oct 24	$16,471	$23,521	$16,773
Nov 24	$16,826	$24,902	$17,140
Dec 24	$15,799	$24,308	$16,091
Jan 25	$16,059	$24,985	$16,360
Feb 25	$16,495	$24,659	$16,809
Mar 25	$16,544	$23,270	$16,866
Apr 25	$15,465	$23,112	$15,758
May 25	$15,686	$24,567	$15,986
Jun 25	$15,974	$25,816	$16,285
Jul 25	$16,225	$26,396	$16,547
Aug 25	$16,950	$26,931	$17,292
Sep 25	$16,754	$27,914	$17,098

Average Annual Total Returns

.	1 Year	5 Years	Life*
VanEck Durable High Dividend ETF	1.28%	8.39%	7.75%
Morningstar® US Dividend Valuation Index	1.52%	8.73%	8.06%
S&P 500 Index	17.60%	16.47%	16.00%

* Inception of Fund: 10/30/2018

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$44,115,761
  Number of Portfolio Holdings72
  Portfolio Turnover Rate66%
  Advisory Fees Paid$133,870

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.5%
Materials		1.0%
Communication Services		5.0%
Financials		5.1%
Information Technology		5.6%
Consumer Discretionary		6.6%
Industrials		7.4%
Utilities		10.5%
Energy		15.5%
Health Care		19.4%
Consumer Staples		23.4%

Top Ten Holdings (% of Total Net Assets)

Johnson & Johnson	5.1%
Exxon Mobil Corp.	5.1%
Verizon Communications, Inc.	5.0%
Chevron Corp.	4.9%
Philip Morris International, Inc.	4.9%
Merck & Co., Inc.	4.5%
The Coca-Cola Co.	4.4%
PepsiCo, Inc.	4.3%
Altria Group, Inc.	4.0%
Amgen, Inc.	2.9%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Energy Income ETF

Ticker: EINC | NYSE Arca, Inc.

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the VanEck Energy Income ETF (the "Fund") for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Energy Income ETF	$51	0.46%

How did the Fund perform last year?

  The energy infrastructure and midstream master limited partnerships segment posted strong performance over the period, supported by global energy needs and strength in natural gas pipelines, despite some weakness in crude oil prices.

  The leading individual contributors during the period were Williams Companies, Enbridge, and DT Midstream.

  The leading individual detractors during the period were ONEOK, Summit Midstream, and Mattr.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 fiscal years.

Cumulative Performance Based on $10,000 Investment

	Fund	MSCI ACWI Index	MVIS® North America Energy Infrastructure Index
Sep 15	$10,000	$10,000	$10,000
Oct 15	$10,886	$10,785	$10,903
Nov 15	$9,427	$10,696	$9,326
Dec 15	$7,073	$10,503	$6,982
Jan 16	$6,438	$9,869	$6,341
Feb 16	$5,693	$9,802	$5,538
Mar 16	$6,416	$10,528	$6,249
Apr 16	$7,171	$10,683	$6,997
May 16	$7,482	$10,697	$7,312
Jun 16	$7,739	$10,632	$7,571
Jul 16	$8,100	$11,090	$7,928
Aug 16	$8,387	$11,128	$8,222
Sep 16	$8,583	$11,196	$8,419
Oct 16	$8,527	$11,006	$8,370
Nov 16	$8,636	$11,089	$8,484
Dec 16	$8,887	$11,329	$8,738
Jan 17	$9,376	$11,639	$9,225
Feb 17	$9,133	$11,965	$8,950
Mar 17	$8,960	$12,112	$8,775
Apr 17	$8,863	$12,300	$8,679
May 17	$8,363	$12,572	$8,158
Jun 17	$8,360	$12,629	$8,157
Jul 17	$8,724	$12,982	$8,514
Aug 17	$8,478	$13,032	$8,241
Sep 17	$8,662	$13,283	$8,424
Oct 17	$8,633	$13,559	$8,398
Nov 17	$8,405	$13,822	$8,145
Dec 17	$8,626	$14,045	$8,364
Jan 18	$9,064	$14,837	$8,800
Feb 18	$8,478	$14,214	$8,190
Mar 18	$7,931	$13,910	$7,659
Apr 18	$8,520	$14,042	$8,234
May 18	$8,565	$14,060	$8,247
Jun 18	$8,430	$13,984	$8,120
Jul 18	$8,809	$14,406	$8,491
Aug 18	$8,601	$14,519	$8,251
Sep 18	$8,649	$14,582	$8,304
Oct 18	$8,065	$13,489	$7,741
Nov 18	$7,803	$13,686	$7,447
Dec 18	$6,880	$12,722	$6,559
Jan 19	$7,824	$13,727	$7,473
Feb 19	$8,023	$14,094	$7,635
Mar 19	$8,212	$14,271	$7,823
Apr 19	$8,376	$14,753	$7,979
May 19	$8,114	$13,878	$7,692
Jun 19	$8,307	$14,787	$7,892
Jul 19	$8,435	$14,830	$8,011
Aug 19	$7,998	$14,478	$7,552
Sep 19	$7,985	$14,783	$7,604
Oct 19	$7,913	$15,188	$7,529
Nov 19	$7,518	$15,558	$7,115
Dec 19	$8,110	$16,106	$7,632
Jan 20	$7,788	$15,928	$7,330
Feb 20	$7,024	$14,642	$6,607
Mar 20	$4,102	$12,665	$3,823
Apr 20	$5,491	$14,022	$5,148
May 20	$5,891	$14,632	$5,527
Jun 20	$5,740	$15,099	$5,387
Jul 20	$5,748	$15,898	$5,396
Aug 20	$5,941	$16,871	$5,593
Sep 20	$5,282	$16,327	$4,968
Oct 20	$5,290	$15,930	$4,979
Nov 20	$6,329	$17,894	$5,983
Dec 20	$6,448	$18,724	$6,099
Jan 21	$6,714	$18,639	$6,356
Feb 21	$7,201	$19,071	$6,833
Mar 21	$7,725	$19,580	$7,331
Apr 21	$8,143	$20,436	$7,731
May 21	$8,640	$20,754	$8,211
Jun 21	$8,985	$21,028	$8,548
Jul 21	$8,638	$21,173	$8,220
Aug 21	$8,518	$21,703	$8,113
Sep 21	$8,920	$20,806	$8,502
Oct 21	$9,446	$21,868	$9,007
Nov 21	$8,770	$21,342	$8,362
Dec 21	$8,898	$22,195	$8,491
Jan 22	$9,661	$21,105	$9,224
Feb 22	$10,093	$20,560	$9,644
Mar 22	$10,825	$21,005	$10,352
Apr 22	$10,577	$19,324	$10,122
May 22	$11,271	$19,347	$10,792
Jun 22	$9,803	$17,716	$9,391
Jul 22	$10,818	$18,953	$10,370
Aug 22	$10,814	$18,255	$10,373
Sep 22	$9,704	$16,508	$9,318
Oct 22	$10,823	$17,504	$10,397
Nov 22	$11,284	$18,862	$10,841
Dec 22	$10,604	$18,119	$10,201
Jan 23	$11,066	$19,418	$10,649
Feb 23	$10,634	$18,862	$10,243
Mar 23	$10,599	$19,443	$10,214
Apr 23	$10,834	$19,723	$10,445
May 23	$10,426	$19,511	$10,057
Jun 23	$11,190	$20,644	$10,806
Jul 23	$11,690	$21,400	$11,295
Aug 23	$11,650	$20,802	$11,260
Sep 23	$11,519	$19,942	$11,145
Oct 23	$11,525	$19,342	$11,151
Nov 23	$12,367	$21,127	$11,975
Dec 23	$12,273	$22,142	$11,899
Jan 24	$12,337	$22,272	$11,966
Feb 24	$12,835	$23,228	$12,450
Mar 24	$13,711	$23,957	$13,311
Apr 24	$13,597	$23,167	$13,206
May 24	$14,141	$24,108	$13,742
Jun 24	$14,539	$24,644	$14,140
Jul 24	$14,964	$25,042	$14,559
Aug 24	$15,577	$25,678	$15,163
Sep 24	$15,676	$26,274	$15,275
Oct 24	$16,362	$25,685	$15,947
Nov 24	$18,608	$26,645	$18,154
Dec 24	$17,475	$26,015	$17,061
Jan 25	$18,045	$26,888	$17,629
Feb 25	$18,401	$26,726	$17,986
Mar 25	$18,662	$25,670	$18,254
Apr 25	$17,688	$25,909	$17,301
May 25	$18,144	$27,399	$17,755
Jun 25	$18,656	$28,629	$18,269
Jul 25	$18,472	$29,017	$18,102
Aug 25	$18,635	$29,734	$18,268
Sep 25	$18,967	$30,811	$18,607

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Energy Income ETF	21.00%	29.13%	6.61%
MVIS® North America Energy Infrastructure Index	21.81%	30.23%	6.41%
MSCI ACWI Index	17.27%	13.54%	11.91%

Index data prior to December 2, 2019 reflects that of the Solactive High Income MLP Index. All Index history reflects a blend of the performance of the Indexes.

VanEck Energy Income ETF is the successor to the Yorkville High Income MLP ETF pursuant to a reorganization that took place on February 22, 2016. Prior to that date, the Fund had no investment operations. Accordingly, for periods prior to that date, the Fund performance information is that of the Yorkville High Income MLP ETF.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$73,397,526
  Number of Portfolio Holdings31
  Portfolio Turnover Rate13%
  Advisory Fees Paid$340,409

What did the Fund invest in?

Top Ten Holdings (% of Total Net Assets)

The Williams Companies, Inc.	8.4%
Enbridge, Inc.	8.1%
Cheniere Energy, Inc.	6.8%
TC Energy Corp.	6.7%
Kinder Morgan, Inc.	6.1%
ONEOK, Inc.	5.3%
Targa Resources Corp.	5.0%
DT Midstream, Inc.	4.6%
Pembina Pipeline Corp.	4.6%
AltaGas Ltd.	4.5%

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Utilities		4.5%
Energy		95.4%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Environmental Services ETF

Ticker: EVX | NYSE Arca, Inc.

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the VanEck Environmental Services ETF (the "Fund") for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Environmental Services ETF	$58	0.55%

How did the Fund perform last year?

  Environmental equities gained momentum over the period, supported by ongoing infrastructure investment, government incentives, and continued strength in waste management and pollution control industries.

  The Industrials and Materials sectors drove Fund performance, led by companies such as CECO Environmental, which benefited from strong demand for air pollution control equipment, as well as other waste and recycling firms that saw resilient earnings growth.

  Consumer Staples modestly detracted from performance due to weakness among environmental packaging securities.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 fiscal years.

Cumulative Performance Based on $10,000 Investment

	Fund	MSCI ACWI Index	NYSE Arca Environmental Services Index (TR)
Sep 15	$10,000	$10,000	$10,000
Oct 15	$10,444	$10,785	$10,448
Nov 15	$10,449	$10,696	$10,457
Dec 15	$10,124	$10,503	$10,143
Jan 16	$9,987	$9,869	$10,010
Feb 16	$10,094	$9,802	$10,123
Mar 16	$11,183	$10,528	$11,222
Apr 16	$11,157	$10,683	$11,199
May 16	$11,292	$10,697	$11,339
Jun 16	$11,765	$10,632	$11,817
Jul 16	$11,983	$11,090	$12,042
Aug 16	$12,054	$11,128	$12,120
Sep 16	$12,075	$11,196	$12,147
Oct 16	$12,032	$11,006	$12,108
Nov 16	$12,900	$11,089	$12,988
Dec 16	$13,161	$11,329	$13,256
Jan 17	$13,126	$11,639	$13,229
Feb 17	$13,466	$11,965	$13,575
Mar 17	$13,569	$12,112	$13,687
Apr 17	$13,716	$12,300	$13,843
May 17	$13,681	$12,572	$13,812
Jun 17	$13,800	$12,629	$13,941
Jul 17	$14,217	$12,982	$14,367
Aug 17	$14,016	$13,032	$14,173
Sep 17	$15,011	$13,283	$15,186
Oct 17	$15,140	$13,559	$15,323
Nov 17	$14,993	$13,822	$15,182
Dec 17	$15,230	$14,045	$15,432
Jan 18	$15,565	$14,837	$15,778
Feb 18	$15,065	$14,214	$15,279
Mar 18	$14,943	$13,910	$15,166
Apr 18	$14,802	$14,042	$15,030
May 18	$15,676	$14,060	$15,908
Jun 18	$15,917	$13,984	$16,159
Jul 18	$16,792	$14,406	$17,054
Aug 18	$17,040	$14,519	$17,315
Sep 18	$17,016	$14,582	$17,295
Oct 18	$15,926	$13,489	$16,197
Nov 18	$16,459	$13,686	$16,747
Dec 18	$14,754	$12,722	$15,024
Jan 19	$16,214	$13,727	$16,517
Feb 19	$16,908	$14,094	$17,232
Mar 19	$17,108	$14,271	$17,445
Apr 19	$17,812	$14,753	$18,170
May 19	$16,951	$13,878	$17,301
Jun 19	$18,170	$14,787	$18,556
Jul 19	$18,418	$14,830	$18,817
Aug 19	$18,106	$14,478	$18,507
Sep 19	$18,427	$14,783	$18,860
Oct 19	$18,229	$15,188	$18,664
Nov 19	$18,564	$15,558	$19,017
Dec 19	$18,917	$16,106	$19,384
Jan 20	$18,813	$15,928	$19,284
Feb 20	$17,672	$14,642	$18,120
Mar 20	$13,712	$12,665	$14,087
Apr 20	$15,102	$14,022	$15,466
May 20	$16,323	$14,632	$16,682
Jun 20	$16,519	$15,099	$16,847
Jul 20	$17,271	$15,898	$17,622
Aug 20	$17,742	$16,871	$18,113
Sep 20	$17,648	$16,327	$18,026
Oct 20	$17,614	$15,930	$18,000
Nov 20	$20,437	$17,894	$20,896
Dec 20	$21,406	$18,724	$21,902
Jan 21	$21,053	$18,639	$21,550
Feb 21	$21,764	$19,071	$22,287
Mar 21	$23,538	$19,580	$24,126
Apr 21	$24,913	$20,436	$25,546
May 21	$25,137	$20,754	$25,786
Jun 21	$25,153	$21,028	$25,810
Jul 21	$25,801	$21,173	$26,484
Aug 21	$26,357	$21,703	$27,066
Sep 21	$25,502	$20,806	$26,197
Oct 21	$27,860	$21,868	$28,630
Nov 21	$26,996	$21,342	$27,756
Dec 21	$27,340	$22,195	$28,121
Jan 22	$23,986	$21,105	$24,685
Feb 22	$24,843	$20,560	$25,573
Mar 22	$27,050	$21,005	$27,850
Apr 22	$25,623	$19,324	$26,389
May 22	$25,274	$19,347	$26,032
Jun 22	$23,223	$17,716	$23,920
Jul 22	$25,578	$18,953	$26,356
Aug 22	$25,646	$18,255	$26,437
Sep 22	$23,319	$16,508	$24,055
Oct 22	$25,179	$17,504	$25,973
Nov 22	$26,167	$18,862	$27,001
Dec 22	$24,394	$18,119	$25,180
Jan 23	$26,204	$19,418	$27,055
Feb 23	$25,899	$18,862	$26,749
Mar 23	$26,086	$19,443	$26,924
Apr 23	$25,796	$19,723	$26,636
May 23	$25,560	$19,511	$26,406
Jun 23	$28,949	$20,644	$29,919
Jul 23	$29,012	$21,400	$29,985
Aug 23	$27,782	$20,802	$28,666
Sep 23	$25,708	$19,942	$26,442
Oct 23	$24,218	$19,342	$24,916
Nov 23	$25,978	$21,127	$26,734
Dec 23	$27,597	$22,142	$28,409
Jan 24	$26,710	$22,272	$27,501
Feb 24	$29,295	$23,228	$30,165
Mar 24	$30,294	$23,957	$31,210
Apr 24	$29,142	$23,167	$30,036
May 24	$30,038	$24,108	$30,974
Jun 24	$30,839	$24,644	$31,822
Jul 24	$31,910	$25,042	$32,937
Aug 24	$32,633	$25,678	$33,692
Sep 24	$32,671	$26,274	$33,733
Oct 24	$32,775	$25,685	$33,841
Nov 24	$34,712	$26,645	$35,854
Dec 24	$31,186	$26,015	$32,226
Jan 25	$32,255	$26,888	$33,344
Feb 25	$32,828	$26,726	$33,952
Mar 25	$32,188	$25,670	$33,306
Apr 25	$32,339	$25,909	$33,476
May 25	$34,074	$27,399	$35,288
Jun 25	$34,772	$28,629	$36,028
Jul 25	$35,170	$29,017	$36,457
Aug 25	$36,227	$29,734	$37,571
Sep 25	$35,393	$30,811	$36,724

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Environmental Services ETF	8.33%	14.93%	13.47%
NYSE Arca Environmental Services Index (TR)	8.87%	15.29%	13.89%
MSCI ACWI Index	17.27%	13.54%	11.91%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$91,490,513
  Number of Portfolio Holdings21
  Portfolio Turnover Rate23%
  Advisory Fees Paid$359,919

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.0%Footnote Reference*
Energy		2.0%
Consumer Staples		4.2%
Health Care		4.5%
Materials		14.6%
Industrials		74.7%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of Total Net Assets)

Ecolab, Inc.	10.2%
Waste Management, Inc.	10.1%
Republic Services, Inc.	10.0%
Waste Connections, Inc.	10.0%
Casella Waste Systems, Inc.	4.9%
CECO Environmental Corp.	4.7%
ABM Industries, Inc.	4.6%
GFL Environmental, Inc.	4.6%
Donaldson Co., Inc.	4.5%
Veralto Corp.	4.5%

Material Fund Changes

The following material fund change occurred during the period ended September 30, 2025:

On June 4, 2025, it was announced that after the close of trading on the NYSE Arca, Inc., on December 19, 2025, the Fund's benchmark index will be the MarketVector Global Environmental Services Index and the Fund’s investment objective and principal investment strategy will change in connection therewith. In connection with this change, the Fund may experience additional portfolio turnover, which may cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. During the period of the transition, the Fund is likely to incur higher tracking error than is typical for the Fund.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Fabless Semiconductor ETF

Ticker: SMHX | The NASDAQ Stock Market LLC

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the VanEck Fabless Semiconductor ETF (the "Fund") for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Fabless Semiconductor ETF	$44	0.35%

How did the Fund perform last year?

  Fabless semiconductor stocks posted strong gains for the fiscal year, supported by AI-related demand, new chip design cycles, and solid end-market growth across data center and communications segments.

  Astera Labs was the top contributor, driven by strong demand for connectivity chips used in AI infrastructure. Broadcom and NVIDIA also added meaningfully on continued strength in data center and networking solutions.

  Broader sector performance remained solid, with only limited weakness among select smaller chip designers, which had minimal impact on overall Fund results.

How did the Fund perform since inception?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception (8/27/2024).

Cumulative Performance Based on $10,000 Investment

	Fund	MSCI ACWI Index	MarketVector™ US Listed Fabless Semiconductor Index
Aug 24	$10,000	$10,000	$10,000
Aug 24	$9,971	$10,036	$9,971
Sep 24	$10,160	$10,269	$10,161
Oct 24	$10,221	$10,039	$10,224
Nov 24	$10,893	$10,414	$10,897
Dec 24	$11,563	$10,168	$11,569
Jan 25	$11,479	$10,509	$11,489
Feb 25	$10,422	$10,446	$10,433
Mar 25	$9,238	$10,033	$9,249
Apr 25	$9,389	$10,127	$9,403
May 25	$10,767	$10,709	$10,786
Jun 25	$12,405	$11,190	$12,428
Jul 25	$13,480	$11,341	$13,508
Aug 25	$13,926	$11,621	$13,959
Sep 25	$15,168	$12,043	$15,208

Average Annual Total Returns

.	1 Year	Life*
VanEck Fabless Semiconductor ETF	49.29%	46.39%
MarketVector™ US Listed Fabless Semiconductor Index	49.67%	46.74%
MSCI ACWI Index	17.27%	18.53%

* Inception of Fund: 08/27/2024

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$164,706,817
  Number of Portfolio Holdings22
  Portfolio Turnover Rate20%
  Advisory Fees Paid$173,684

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.0%Footnote Reference*
Application Software		10.4%
Semiconductors		89.6%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of Total Net Assets)

NVIDIA Corp.	20.1%
Broadcom, Inc.	12.8%
Rambus, Inc.	5.6%
Synopsys, Inc.	5.5%
Marvell Technology, Inc.	5.4%
Qualcomm, Inc.	5.0%
Cadence Design Systems, Inc.	4.9%
Advanced Micro Devices, Inc.	4.8%
Monolithic Power Systems, Inc.	4.6%
ARM Holdings PLC	4.0%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Gaming ETF

Ticker: BJK | The NASDAQ Stock Market LLC

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the VanEck Gaming ETF (the "Fund") for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Gaming ETF	$67	0.66%

How did the Fund perform last year?

  Gaming equities posted a small gain for the fiscal year, supported by steady global leisure spending and the continued expansion of regulated online wagering markets.

  Consumer Discretionary drove Fund performance, led by Wynn Resorts and Flutter Entertainment, which benefited from resilient visitation trends, strong digital engagement and solid earnings growth across key markets.

  Offsetting gains were softer results from Churchill Downs and Caesars Entertainment, due to higher operating costs and uneven demand in certain U.S. gaming regions.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 fiscal years.

Cumulative Performance Based on $10,000 Investment

	Fund	MSCI ACWI Index	MVIS® Global Gaming Index
Sep 15	$10,000	$10,000	$10,000
Oct 15	$11,308	$10,785	$11,358
Nov 15	$10,785	$10,696	$10,816
Dec 15	$11,031	$10,503	$11,109
Jan 16	$10,741	$9,869	$10,705
Feb 16	$10,926	$9,802	$10,961
Mar 16	$11,869	$10,528	$11,905
Apr 16	$11,412	$10,683	$11,490
May 16	$11,695	$10,697	$11,748
Jun 16	$11,017	$10,632	$11,009
Jul 16	$11,988	$11,090	$12,041
Aug 16	$11,897	$11,128	$11,970
Sep 16	$12,623	$11,196	$12,649
Oct 16	$12,257	$11,006	$12,349
Nov 16	$12,857	$11,089	$12,959
Dec 16	$12,254	$11,329	$12,360
Jan 17	$12,578	$11,639	$12,679
Feb 17	$12,776	$11,965	$12,869
Mar 17	$13,597	$12,112	$13,680
Apr 17	$14,112	$12,300	$14,220
May 17	$14,350	$12,572	$14,451
Jun 17	$14,634	$12,629	$14,739
Jul 17	$14,638	$12,982	$14,758
Aug 17	$14,642	$13,032	$14,741
Sep 17	$15,348	$13,283	$15,450
Oct 17	$15,344	$13,559	$15,461
Nov 17	$16,133	$13,822	$16,233
Dec 17	$17,144	$14,045	$17,323
Jan 18	$18,143	$14,837	$18,332
Feb 18	$17,266	$14,214	$17,501
Mar 18	$17,019	$13,910	$17,144
Apr 18	$17,339	$14,042	$17,581
May 18	$18,173	$14,060	$18,441
Jun 18	$16,897	$13,984	$17,140
Jul 18	$17,015	$14,406	$17,224
Aug 18	$15,828	$14,519	$16,043
Sep 18	$14,656	$14,582	$14,880
Oct 18	$13,075	$13,489	$13,249
Nov 18	$13,362	$13,686	$13,527
Dec 18	$12,645	$12,722	$12,834
Jan 19	$14,354	$13,727	$14,514
Feb 19	$14,350	$14,094	$14,564
Mar 19	$13,999	$14,271	$14,190
Apr 19	$14,983	$14,753	$15,197
May 19	$13,290	$13,878	$13,507
Jun 19	$14,308	$14,787	$14,526
Jul 19	$14,364	$14,830	$14,658
Aug 19	$13,639	$14,478	$13,876
Sep 19	$13,963	$14,783	$14,198
Oct 19	$15,120	$15,188	$15,391
Nov 19	$15,415	$15,558	$15,678
Dec 19	$16,461	$16,106	$16,749
Jan 20	$15,570	$15,928	$15,936
Feb 20	$14,375	$14,642	$14,502
Mar 20	$10,152	$12,665	$10,367
Apr 20	$12,420	$14,022	$12,657
May 20	$13,233	$14,632	$13,408
Jun 20	$13,119	$15,099	$13,282
Jul 20	$13,403	$15,898	$13,651
Aug 20	$15,203	$16,871	$15,512
Sep 20	$15,363	$16,327	$15,624
Oct 20	$14,396	$15,930	$14,664
Nov 20	$17,220	$17,894	$17,593
Dec 20	$18,409	$18,724	$18,787
Jan 21	$17,818	$18,639	$18,225
Feb 21	$20,768	$19,071	$21,203
Mar 21	$21,024	$19,580	$21,456
Apr 21	$21,855	$20,436	$22,357
May 21	$21,603	$20,754	$22,049
Jun 21	$20,925	$21,028	$21,387
Jul 21	$19,103	$21,173	$19,539
Aug 21	$20,207	$21,703	$20,686
Sep 21	$19,059	$20,806	$19,576
Oct 21	$19,618	$21,868	$20,063
Nov 21	$16,644	$21,342	$17,081
Dec 21	$17,629	$22,195	$18,082
Jan 22	$16,732	$21,105	$17,048
Feb 22	$16,843	$20,560	$17,273
Mar 22	$15,901	$21,005	$16,400
Apr 22	$14,646	$19,324	$15,160
May 22	$14,551	$19,347	$14,952
Jun 22	$13,513	$17,716	$13,854
Jul 22	$14,418	$18,953	$14,783
Aug 22	$14,032	$18,255	$14,482
Sep 22	$13,013	$16,508	$13,438
Oct 22	$13,964	$17,504	$14,393
Nov 22	$15,927	$18,862	$16,286
Dec 22	$15,403	$18,119	$15,888
Jan 23	$17,472	$19,418	$17,956
Feb 23	$17,365	$18,862	$17,918
Mar 23	$17,762	$19,443	$18,298
Apr 23	$18,597	$19,723	$19,144
May 23	$17,146	$19,511	$17,684
Jun 23	$17,945	$20,644	$18,508
Jul 23	$18,715	$21,400	$19,311
Aug 23	$17,428	$20,802	$18,041
Sep 23	$15,947	$19,942	$16,532
Oct 23	$15,054	$19,342	$15,564
Nov 23	$15,987	$21,127	$16,562
Dec 23	$17,251	$22,142	$17,882
Jan 24	$17,230	$22,272	$17,918
Feb 24	$17,968	$23,228	$18,634
Mar 24	$17,644	$23,957	$18,309
Apr 24	$16,087	$23,167	$16,763
May 24	$16,262	$24,108	$16,835
Jun 24	$16,423	$24,644	$17,073
Jul 24	$16,598	$25,042	$17,237
Aug 24	$16,774	$25,678	$17,434
Sep 24	$18,241	$26,274	$18,958
Oct 24	$17,569	$25,685	$18,282
Nov 24	$18,260	$26,645	$18,968
Dec 24	$17,015	$26,015	$17,713
Jan 25	$17,259	$26,888	$17,966
Feb 25	$17,476	$26,726	$18,162
Mar 25	$15,716	$25,670	$16,323
Apr 25	$15,783	$25,909	$16,443
May 25	$16,504	$27,399	$17,199
Jun 25	$17,867	$28,629	$18,601
Jul 25	$18,792	$29,017	$19,608
Aug 25	$19,650	$29,734	$20,475
Sep 25	$18,744	$30,811	$19,540

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Gaming ETF	2.76%	4.06%	6.48%
MVIS® Global Gaming Index	3.07%	4.57%	6.93%
MSCI ACWI Index	17.27%	13.54%	11.91%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$26,935,306
  Number of Portfolio Holdings34
  Portfolio Turnover Rate16%
  Advisory Fees Paid$95,802

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Real Estate		11.6%
Consumer Discretionary		88.3%

Top Ten Holdings (% of Total Net Assets)

Aristocrat Leisure Ltd.	8.2%
Flutter Entertainment PLC	7.2%
VICI Properties, Inc.	7.1%
Las Vegas Sands Corp.	6.1%
Galaxy Entertainment Group Ltd.	5.8%
DraftKings, Inc.	5.5%
Evolution AB	4.9%
Wynn Resorts Ltd.	4.8%
Gaming and Leisure Properties, Inc.	4.5%
Sands China Ltd.	3.9%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Long/Flat Trend ETF

Ticker: LFEQ | NYSE Arca, Inc.

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the VanEck Long/Flat Trend ETF (the "Fund") for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference(a)
VanEck Long/Flat Trend ETF	$58	0.55%
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  The Fund posted a solid gain for the fiscal year, supported by continued strength in U.S. equities as the S&P 500 advanced on resilient corporate earnings and AI-driven growth momentum.

  The Fund’s primary exposure was through the S&P 500 ETF (VOO) and cash positions, with equity exposure varying throughout the period based on the model’s risk signals. The Fund moved fully to cash in mid-April amid heightened volatility, re-entered equities partially in early May and returned to full exposure by mid-May as market conditions stabilized.

  Within the S&P 500, Nvidia was the largest individual contributor benefiting from sustained demand for AI-related graphics processing units (GPUs) and strong earnings growth, while energy sector exposure modestly detracted as weaker oil prices and softer demand weighed on performance.

How did the Fund perform since inception?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception (10/4/2017).

Cumulative Performance Based on $10,000 Investment

	Fund	S&P 500 Index	NDR CMG US Large Cap Long/Flat Index
Oct 17	$10,000	$10,000	$10,000
Oct 17	$10,152	$10,158	$10,158
Nov 17	$10,419	$10,470	$10,430
Dec 17	$10,479	$10,586	$10,520
Jan 18	$11,100	$11,192	$11,123
Feb 18	$10,683	$10,780	$10,713
Mar 18	$10,411	$10,506	$10,440
Apr 18	$10,415	$10,546	$10,454
May 18	$10,615	$10,800	$10,659
Jun 18	$10,675	$10,866	$10,715
Jul 18	$10,980	$11,271	$11,039
Aug 18	$11,265	$11,638	$11,336
Sep 18	$11,325	$11,704	$11,400
Oct 18	$10,547	$10,904	$10,621
Nov 18	$10,739	$11,127	$10,838
Dec 18	$10,007	$10,122	$10,078
Jan 19	$10,437	$10,933	$10,520
Feb 19	$10,583	$11,284	$10,658
Mar 19	$10,737	$11,503	$10,822
Apr 19	$11,166	$11,969	$11,260
May 19	$10,449	$11,208	$10,544
Jun 19	$11,174	$11,998	$11,287
Jul 19	$11,334	$12,171	$11,450
Aug 19	$11,143	$11,978	$11,268
Sep 19	$11,357	$12,202	$11,479
Oct 19	$11,600	$12,466	$11,728
Nov 19	$12,015	$12,919	$12,153
Dec 19	$12,367	$13,309	$12,520
Jan 20	$12,357	$13,304	$12,515
Feb 20	$11,350	$12,209	$11,485
Mar 20	$9,934	$10,701	$10,066
Apr 20	$11,191	$12,072	$11,357
May 20	$11,713	$12,647	$11,898
Jun 20	$11,918	$12,899	$12,134
Jul 20	$12,612	$13,626	$12,819
Aug 20	$13,484	$14,606	$13,740
Sep 20	$12,972	$14,051	$13,218
Oct 20	$12,636	$13,677	$12,866
Nov 20	$14,012	$15,174	$14,275
Dec 20	$14,233	$15,758	$14,824
Jan 21	$14,373	$15,599	$14,674
Feb 21	$14,764	$16,029	$15,079
Mar 21	$15,432	$16,731	$15,739
Apr 21	$16,241	$17,624	$16,579
May 21	$16,341	$17,747	$16,695
Jun 21	$16,703	$18,161	$17,085
Jul 21	$17,104	$18,592	$17,490
Aug 21	$17,601	$19,158	$18,022
Sep 21	$16,772	$18,267	$17,184
Oct 21	$17,943	$19,546	$18,388
Nov 21	$17,803	$19,411	$18,261
Dec 21	$18,603	$20,281	$19,079
Jan 22	$17,620	$19,231	$18,092
Feb 22	$17,087	$18,656	$17,550
Mar 22	$17,726	$19,348	$18,202
Apr 22	$16,164	$17,661	$16,614
May 22	$15,694	$17,693	$16,136
Jun 22	$15,693	$16,233	$16,156
Jul 22	$15,697	$17,730	$16,168
Aug 22	$14,538	$17,007	$14,988
Sep 22	$14,139	$15,440	$14,593
Oct 22	$14,513	$16,690	$14,994
Nov 22	$14,944	$17,623	$15,446
Dec 22	$14,514	$16,608	$15,006
Jan 23	$15,089	$17,651	$15,613
Feb 23	$14,706	$17,221	$15,232
Mar 23	$15,410	$17,853	$15,977
Apr 23	$15,495	$18,132	$16,081
May 23	$15,569	$18,210	$16,151
Jun 23	$16,575	$19,414	$17,219
Jul 23	$17,111	$20,037	$17,772
Aug 23	$16,826	$19,718	$17,489
Sep 23	$16,022	$18,778	$16,655
Oct 23	$15,667	$18,383	$16,305
Nov 23	$16,612	$20,062	$17,291
Dec 23	$17,364	$20,974	$18,077
Jan 24	$17,636	$21,326	$18,381
Feb 24	$18,546	$22,465	$19,362
Mar 24	$19,146	$23,188	$19,985
Apr 24	$18,372	$22,241	$19,169
May 24	$19,287	$23,343	$20,119
Jun 24	$19,966	$24,181	$20,841
Jul 24	$20,189	$24,475	$21,095
Aug 24	$20,663	$25,069	$21,606
Sep 24	$21,104	$25,604	$22,068
Oct 24	$20,894	$25,372	$21,868
Nov 24	$22,116	$26,862	$23,151
Dec 24	$21,593	$26,221	$22,600
Jan 25	$22,165	$26,951	$23,229
Feb 25	$21,876	$26,600	$22,926
Mar 25	$20,640	$25,101	$21,634
Apr 25	$19,859	$24,931	$20,853
May 25	$20,470	$26,500	$21,525
Jun 25	$21,519	$27,848	$22,619
Jul 25	$21,999	$28,473	$23,127
Aug 25	$22,445	$29,050	$23,596
Sep 25	$23,230	$30,110	$24,457

Average Annual Total Returns

.	1 Year	5 Years	Life*
VanEck Long/Flat Trend ETF	10.07%	12.36%	11.13%
NDR CMG US Large Cap Long/Flat Index	10.83%	13.10%	11.85%
S&P 500 Index	17.60%	16.47%	14.79%

* Inception of Fund: 10/04/2017

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$27,964,258
  Number of Portfolio Holdings1
  Portfolio Turnover Rate91%
  Advisory Fees Paid$64,685

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Exchanged Traded Fund
99.6%
Other assets less liabilities
0.4%
0
20
40
60
80
100

Value	Value	Value
Other assets less liabilities		0.4%
Exchanged Traded Fund		99.6%

Material Fund Changes

The following material fund change occurred during the period ended September 30, 2025:

The Fund's net expense ratio decreased to 0.55% for the year ended September 30, 2025 from 0.61% for the year ended September 30, 2024 due to a decrease in interest expense.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Morningstar Global Wide Moat ETF

Ticker: MOTG | Cboe BZX Exchange, Inc.

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the VanEck Morningstar Global Wide Moat ETF (the "Fund") for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Morningstar Global Wide Moat ETF	$57	0.52%

How did the Fund perform last year?

  The Fund posted strong performance for the period. Global equities gains were concentrated in U.S. large growth stocks where strong earnings tied closely to the AI theme. International markets were mixed amid global tariff uncertainty.

  The Fund’s exposure to industrials and communication services were the leading sector contributors to performance and Germany and the United Kingdom from a country perspective.

  The leading individual contributors were Rheinmetall AG, a defense and automotive company; Dassault Aviation, an aerospace and defense manufacturer; and Oracle.

  The Fund’s exposure to Sweden and Belgium detracted most from performance along with its exposure to materials.

  The leading individual detractors were International Flavors & Fragrances, DSM- Firmenich AG, a Dutch health, nutrition, and biosciences company, and The Campbell’s Company.

How did the Fund perform since inception?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception (10/30/2018).

Cumulative Performance Based on $10,000 Investment

	Fund	MSCI ACWI Index	Morningstar® Global Wide Moat Focus Index
Oct 18	$10,000	$10,000	$10,000
Oct 18	$10,115	$10,134	$10,133
Nov 18	$10,549	$10,282	$10,560
Dec 18	$9,759	$9,558	$9,778
Jan 19	$10,414	$10,312	$10,443
Feb 19	$10,736	$10,588	$10,777
Mar 19	$10,807	$10,721	$10,839
Apr 19	$11,189	$11,083	$11,237
May 19	$10,569	$10,426	$10,622
Jun 19	$11,268	$11,109	$11,294
Jul 19	$11,385	$11,141	$11,424
Aug 19	$11,261	$10,877	$11,293
Sep 19	$11,501	$11,106	$11,534
Oct 19	$11,763	$11,410	$11,804
Nov 19	$12,149	$11,688	$12,191
Dec 19	$12,495	$12,100	$12,549
Jan 20	$12,547	$11,966	$12,623
Feb 20	$11,566	$11,000	$11,585
Mar 20	$10,159	$9,515	$10,222
Apr 20	$11,379	$10,534	$11,435
May 20	$12,006	$10,992	$12,018
Jun 20	$12,203	$11,343	$12,240
Jul 20	$12,640	$11,943	$12,685
Aug 20	$13,400	$12,674	$13,460
Sep 20	$13,076	$12,266	$13,113
Oct 20	$12,698	$11,967	$12,748
Nov 20	$14,104	$13,443	$14,173
Dec 20	$14,531	$14,067	$14,595
Jan 21	$14,576	$14,003	$14,639
Feb 21	$14,883	$14,327	$14,933
Mar 21	$15,369	$14,710	$15,429
Apr 21	$16,084	$15,353	$16,168
May 21	$16,353	$15,592	$16,459
Jun 21	$16,364	$15,797	$16,444
Jul 21	$16,492	$15,906	$16,584
Aug 21	$16,862	$16,304	$16,967
Sep 21	$16,083	$15,631	$16,209
Oct 21	$16,681	$16,429	$16,777
Nov 21	$15,847	$16,033	$15,972
Dec 21	$16,634	$16,674	$16,775
Jan 22	$16,328	$15,855	$16,426
Feb 22	$16,103	$15,446	$16,253
Mar 22	$16,189	$15,780	$16,363
Apr 22	$15,123	$14,517	$15,314
May 22	$15,372	$14,534	$15,512
Jun 22	$14,202	$13,309	$14,313
Jul 22	$15,191	$14,239	$15,313
Aug 22	$14,401	$13,714	$14,555
Sep 22	$12,961	$12,402	$13,118
Oct 22	$13,897	$13,150	$14,043
Nov 22	$15,202	$14,170	$15,305
Dec 22	$14,747	$13,612	$14,922
Jan 23	$15,795	$14,588	$15,937
Feb 23	$15,204	$14,170	$15,383
Mar 23	$15,491	$14,607	$15,649
Apr 23	$15,665	$14,817	$15,830
May 23	$15,061	$14,658	$15,224
Jun 23	$15,913	$15,509	$16,081
Jul 23	$16,387	$16,077	$16,575
Aug 23	$15,561	$15,628	$15,764
Sep 23	$14,794	$14,981	$14,996
Oct 23	$14,214	$14,531	$14,378
Nov 23	$15,429	$15,872	$15,621
Dec 23	$16,399	$16,634	$16,620
Jan 24	$16,103	$16,732	$16,350
Feb 24	$16,655	$17,450	$16,884
Mar 24	$17,156	$17,998	$17,401
Apr 24	$16,451	$17,404	$16,744
May 24	$16,991	$18,111	$17,192
Jun 24	$16,784	$18,514	$17,048
Jul 24	$17,692	$18,813	$17,961
Aug 24	$18,569	$19,291	$18,838
Sep 24	$19,073	$19,739	$19,390
Oct 24	$18,106	$19,296	$18,433
Nov 24	$18,652	$20,017	$18,943
Dec 24	$17,945	$19,544	$18,291
Jan 25	$18,986	$20,200	$19,353
Feb 25	$19,441	$20,078	$19,748
Mar 25	$19,251	$19,285	$19,555
Apr 25	$19,350	$19,465	$19,687
May 25	$20,380	$20,583	$20,784
Jun 25	$20,956	$21,508	$21,355
Jul 25	$21,138	$21,799	$21,615
Aug 25	$21,656	$22,338	$22,093
Sep 25	$22,282	$23,147	$22,727

Average Annual Total Returns

.	1 Year	5 Years	Life*
VanEck Morningstar Global Wide Moat ETF	16.82%	11.25%	12.28%
Morningstar® Global Wide Moat Focus Index	17.21%	11.63%	12.60%
MSCI ACWI Index	17.27%	13.54%	12.90%

* Inception of Fund: 10/30/2018

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$18,051,635
  Number of Portfolio Holdings79
  Portfolio Turnover Rate85%
  Advisory Fees Paid$-

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		0.0%Footnote Reference*
Other Investments		0.7%
Financials		7.5%
Communication Services		10.0%
Consumer Discretionary		11.3%
Information Technology		12.8%
Consumer Staples		14.2%
Health Care		14.7%
Industrials		28.8%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of Total Net Assets)

Baidu, Inc.	2.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.4%
Tencent Holdings Ltd.	2.3%
Rheinmetall AG	2.2%
BAE Systems PLC	2.1%
GSK PLC	2.1%
Hoya Corp.	2.1%
JD.com, Inc.	2.1%
FANUC Corp.	2.0%
US Bancorp	2.0%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Morningstar International Moat ETF

Ticker: MOTI | Cboe BZX Exchange, Inc.

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the VanEck Morningstar International Moat ETF (the "Fund") for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Morningstar International Moat ETF	$62	0.58%

How did the Fund perform last year?

  The Fund posted strong performance for the period as investors generally sought diversification from U.S. markets amid global trade uncertainties and a weakening US dollar.

  The Fund’s exposure to the industrials and consumer discretionary sectors were the leading sector contributors to performance for the period and the Fund’s exposure to Germany and the United Kingdom contributed the most from a country perspective.

  The leading individual contributors were Rheinmetall, a defense and automotive company, Alibaba, and Baidu.

  The Fund’s exposure to France and Spain were the largest detractors along with its materials sector exposure.

  The leading individual detractors were benefits and payment solutions firm Edenred SE; PDD Holdings, a Chinese e-commerce company; and Elekta AB, a medical technology company.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 fiscal years.

Cumulative Performance Based on $10,000 Investment

	Fund	MSCI ACWI Index	Morningstar® Global Markets ex-US Wide Moat Focus Index
Sep 15	$10,000	$10,000	$10,000
Oct 15	$10,653	$10,785	$10,710
Nov 15	$10,487	$10,696	$10,531
Dec 15	$10,224	$10,503	$10,320
Jan 16	$9,645	$9,869	$9,641
Feb 16	$9,649	$9,802	$9,726
Mar 16	$10,498	$10,528	$10,591
Apr 16	$10,628	$10,683	$10,742
May 16	$10,426	$10,697	$10,518
Jun 16	$9,988	$10,632	$10,025
Jul 16	$10,407	$11,090	$10,507
Aug 16	$10,513	$11,128	$10,627
Sep 16	$10,791	$11,196	$10,874
Oct 16	$10,460	$11,006	$10,588
Nov 16	$10,639	$11,089	$10,777
Dec 16	$10,747	$11,329	$10,916
Jan 17	$11,322	$11,639	$11,475
Feb 17	$11,569	$11,965	$11,733
Mar 17	$11,959	$12,112	$12,124
Apr 17	$12,183	$12,300	$12,362
May 17	$12,704	$12,572	$12,888
Jun 17	$12,743	$12,629	$12,933
Jul 17	$13,360	$12,982	$13,578
Aug 17	$13,503	$13,032	$13,702
Sep 17	$13,696	$13,283	$13,902
Oct 17	$13,657	$13,559	$13,873
Nov 17	$13,781	$13,822	$13,985
Dec 17	$13,936	$14,045	$14,229
Jan 18	$14,782	$14,837	$15,070
Feb 18	$14,013	$14,214	$14,376
Mar 18	$13,952	$13,910	$14,183
Apr 18	$14,001	$14,042	$14,346
May 18	$13,572	$14,060	$13,868
Jun 18	$13,323	$13,984	$13,640
Jul 18	$13,744	$14,406	$14,027
Aug 18	$13,535	$14,519	$13,841
Sep 18	$13,539	$14,582	$13,875
Oct 18	$12,358	$13,489	$12,652
Nov 18	$12,775	$13,686	$13,047
Dec 18	$12,075	$12,722	$12,389
Jan 19	$13,118	$13,727	$13,377
Feb 19	$13,292	$14,094	$13,621
Mar 19	$13,207	$14,271	$13,524
Apr 19	$13,500	$14,753	$13,846
May 19	$12,448	$13,878	$12,790
Jun 19	$13,148	$14,787	$13,488
Jul 19	$12,925	$14,830	$13,313
Aug 19	$12,542	$14,478	$12,885
Sep 19	$12,963	$14,783	$13,333
Oct 19	$13,369	$15,188	$13,780
Nov 19	$13,574	$15,558	$13,981
Dec 19	$14,093	$16,106	$14,522
Jan 20	$13,319	$15,928	$13,819
Feb 20	$12,546	$14,642	$12,830
Mar 20	$10,730	$12,665	$11,187
Apr 20	$11,720	$14,022	$12,129
May 20	$12,067	$14,632	$12,361
Jun 20	$12,474	$15,099	$12,821
Jul 20	$12,783	$15,898	$13,156
Aug 20	$13,357	$16,871	$13,805
Sep 20	$12,945	$16,327	$13,340
Oct 20	$12,608	$15,930	$13,009
Nov 20	$14,497	$17,894	$15,008
Dec 20	$15,121	$18,724	$15,641
Jan 21	$14,947	$18,639	$15,485
Feb 21	$15,707	$19,071	$16,221
Mar 21	$16,027	$19,580	$16,554
Apr 21	$16,241	$20,436	$16,827
May 21	$16,793	$20,754	$17,321
Jun 21	$16,078	$21,028	$16,648
Jul 21	$15,343	$21,173	$15,898
Aug 21	$15,448	$21,703	$16,036
Sep 21	$15,099	$20,806	$15,749
Oct 21	$15,381	$21,868	$15,984
Nov 21	$14,501	$21,342	$15,120
Dec 21	$15,161	$22,195	$15,800
Jan 22	$15,444	$21,105	$15,943
Feb 22	$15,229	$20,560	$15,865
Mar 22	$14,965	$21,005	$15,705
Apr 22	$14,266	$19,324	$15,049
May 22	$14,734	$19,347	$15,394
Jun 22	$13,619	$17,716	$14,169
Jul 22	$13,869	$18,953	$14,430
Aug 22	$13,231	$18,255	$13,888
Sep 22	$11,831	$16,508	$12,458
Oct 22	$12,162	$17,504	$12,747
Nov 22	$14,141	$18,862	$14,656
Dec 22	$14,037	$18,119	$14,760
Jan 23	$15,547	$19,418	$16,243
Feb 23	$15,198	$18,862	$15,929
Mar 23	$15,498	$19,443	$16,214
Apr 23	$15,451	$19,723	$16,153
May 23	$14,753	$19,511	$15,449
Jun 23	$15,427	$20,644	$16,150
Jul 23	$16,303	$21,400	$17,075
Aug 23	$15,195	$20,802	$15,983
Sep 23	$14,530	$19,942	$15,316
Oct 23	$13,859	$19,342	$14,533
Nov 23	$14,991	$21,127	$15,755
Dec 23	$15,523	$22,142	$16,342
Jan 24	$14,742	$22,272	$15,577
Feb 24	$15,190	$23,228	$16,006
Mar 24	$15,512	$23,957	$16,354
Apr 24	$15,425	$23,167	$16,367
May 24	$16,381	$24,108	$17,178
Jun 24	$15,701	$24,644	$16,586
Jul 24	$15,935	$25,042	$16,843
Aug 24	$16,379	$25,678	$17,300
Sep 24	$17,517	$26,274	$18,596
Oct 24	$16,245	$25,685	$17,202
Nov 24	$16,116	$26,645	$17,005
Dec 24	$15,895	$26,015	$16,913
Jan 25	$16,713	$26,888	$17,719
Feb 25	$17,471	$26,726	$18,453
Mar 25	$17,287	$25,670	$18,285
Apr 25	$17,491	$25,909	$18,563
May 25	$17,892	$27,399	$19,058
Jun 25	$18,081	$28,629	$19,194
Jul 25	$18,071	$29,017	$19,277
Aug 25	$19,098	$29,734	$20,277
Sep 25	$19,423	$30,811	$20,632

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Morningstar International Moat ETF	10.88%	8.45%	6.86%
Morningstar® Global Markets ex-US Wide Moat Focus Index	10.95%	9.11%	7.51%
MSCI ACWI Index	17.27%	13.54%	11.91%

Index data prior to December 20, 2024, reflects the performance of the Morningstar® Global Markets ex-US Moat Focus Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$193,576,156
  Number of Portfolio Holdings53
  Portfolio Turnover Rate110%
  Advisory Fees Paid$821,119

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.2%
Materials		4.2%
Financials		4.5%
Communication Services		5.9%
Consumer Discretionary		7.9%
Information Technology		12.5%
Health Care		19.5%
Industrials		20.6%
Consumer Staples		24.7%

Top Ten Holdings (% of Total Net Assets)

Baidu, Inc.	3.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.9%
Tencent Holdings Ltd.	2.8%
Barry Callebaut AG	2.8%
Rheinmetall AG	2.7%
Koninklijke Philips NV	2.6%
GSK PLC	2.6%
JD.com, Inc.	2.6%
Omron Corp.	2.5%
Spirax Group PLC	2.5%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Morningstar SMID Moat ETF

Ticker: SMOT | Cboe BZX Exchange, Inc.

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the VanEck Morningstar SMID Moat ETF (the "Fund") for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Morningstar SMID Moat ETF	$50	0.49%

How did the Fund perform last year?

  U.S. small- and mid-cap companies rallied at points throughout the period on the heels of rate-cut sentiment or as market breadth improved, however they underperformed broader large-cap equities due to cautious investor sentiment, and concentration of returns in mega-caps.

  During the period, the Fund benefited most from its exposure to the consumer discretionary and financials sectors.

  The leading individual contributors to performance were Tapestry, a luxury fashion and accessories company; cruise operator, Carnival Corp., and The Carlyle Group, a global alternative asset manager.

  The Fund’s exposure to materials was the leading sector-level detractor.

  The leading individual detractors were Eastman Chemical; Revvity, a life sciences and diagnostics company; and CarMax.

How did the Fund perform since inception?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception (10/4/2022).

Cumulative Performance Based on $10,000 Investment

	Fund	S&P 500 Index	Morningstar® US Small-Mid Cap Moat Focus IndexSM
Oct 22	$10,000	$10,000	$10,000
Oct 22	$10,099	$10,223	$10,103
Nov 22	$10,916	$10,795	$10,924
Dec 22	$10,406	$10,173	$10,418
Jan 23	$11,649	$10,812	$11,668
Feb 23	$11,263	$10,548	$11,286
Mar 23	$10,950	$10,935	$10,977
Apr 23	$10,793	$11,106	$10,824
May 23	$10,535	$11,154	$10,569
Jun 23	$11,531	$11,891	$11,577
Jul 23	$12,024	$12,273	$12,077
Aug 23	$11,518	$12,078	$11,574
Sep 23	$10,949	$11,502	$11,006
Oct 23	$10,121	$11,260	$10,178
Nov 23	$11,129	$12,288	$11,197
Dec 23	$12,203	$12,847	$12,286
Jan 24	$11,860	$13,063	$11,945
Feb 24	$12,634	$13,760	$12,731
Mar 24	$13,227	$14,203	$13,336
Apr 24	$12,316	$13,623	$12,420
May 24	$12,523	$14,298	$12,635
Jun 24	$12,395	$14,811	$12,512
Jul 24	$13,123	$14,992	$13,245
Aug 24	$13,266	$15,355	$13,387
Sep 24	$13,569	$15,683	$13,697
Oct 24	$13,498	$15,541	$13,631
Nov 24	$14,410	$16,453	$14,558
Dec 24	$13,519	$16,061	$13,664
Jan 25	$14,270	$16,508	$14,430
Feb 25	$13,897	$16,293	$14,057
Mar 25	$12,869	$15,375	$13,021
Apr 25	$12,441	$15,271	$12,593
May 25	$13,105	$16,232	$13,272
Jun 25	$13,649	$17,057	$13,831
Jul 25	$13,906	$17,440	$14,097
Aug 25	$14,324	$17,794	$14,527
Sep 25	$14,161	$18,443	$14,368

Average Annual Total Returns

.	1 Year	Life*
VanEck Morningstar SMID Moat ETF	4.36%	12.34%
Morningstar® US Small-Mid Cap Moat Focus IndexSM	4.90%	12.89%
S&P 500 Index	17.60%	22.73%

* Inception of Fund: 10/04/2022

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$371,856,942
  Number of Portfolio Holdings104
  Portfolio Turnover Rate77%
  Advisory Fees Paid$1,772,928

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Energy		1.9%
Real Estate		2.7%
Communication Services		3.2%
Utilities		4.3%
Consumer Staples		5.7%
Materials		7.4%
Financials		7.8%
Health Care		12.4%
Information Technology		14.3%
Consumer Discretionary		19.6%
Industrials		20.6%

Top Ten Holdings (% of Total Net Assets)

Ionis Pharmaceuticals, Inc.	1.9%
Huntington Ingalls Industries, Inc.	1.5%
Chart Industries, Inc.	1.5%
Norwegian Cruise Line Holdings Ltd.	1.5%
Acuity, Inc.	1.5%
Warner Music Group Corp.	1.5%
Expedia Group, Inc.	1.5%
WESCO International, Inc.	1.4%
Portland General Electric Co.	1.4%
DuPont de Nemours, Inc.	1.4%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Morningstar Wide Moat ETF

Ticker: MOAT | Cboe BZX Exchange, Inc.

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the VanEck Morningstar Wide Moat ETF (the "Fund") for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Morningstar Wide Moat ETF	$47	0.46%

How did the Fund perform last year?

  The Fund posted positive performance for the period but faced some headwinds relative to broad-based market indexes due to its underweight to tech-oriented companies, particularly mega-cap tech companies.

  Despite its relative underweight, the technology sector contributed the most to the Fund’s performance during the period followed by communication services and industrials stocks.

  The leading individual contributors were Oracle, Monolithic Power Systems, a semiconductor company, and Alphabet.

  The consumer defensive sector detracted the most during the period.

  The leading individual detractors were Brown-Forman, a global spirits manufacturer; International Flavors & Fragrances, and United Parcel Service.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 fiscal years.

Cumulative Performance Based on $10,000 Investment

	Fund	S&P 500 Index	Morningstar® Wide Moat Focus IndexSM
Sep 15	$10,000	$10,000	$10,000
Oct 15	$10,787	$10,844	$10,792
Nov 15	$10,969	$10,876	$10,981
Dec 15	$10,564	$10,704	$10,589
Jan 16	$10,045	$10,173	$10,070
Feb 16	$10,564	$10,159	$10,596
Mar 16	$11,236	$10,849	$11,279
Apr 16	$11,817	$10,891	$11,865
May 16	$12,127	$11,086	$12,184
Jun 16	$11,879	$11,115	$11,942
Jul 16	$12,544	$11,525	$12,613
Aug 16	$12,639	$11,541	$12,716
Sep 16	$12,423	$11,543	$12,505
Oct 16	$12,138	$11,332	$12,220
Nov 16	$12,799	$11,752	$12,893
Dec 16	$12,860	$11,984	$12,958
Jan 17	$13,237	$12,212	$13,344
Feb 17	$13,913	$12,697	$14,031
Mar 17	$13,872	$12,711	$13,994
Apr 17	$14,138	$12,842	$14,270
May 17	$14,205	$13,023	$14,342
Jun 17	$14,607	$13,104	$14,754
Jul 17	$14,737	$13,373	$14,889
Aug 17	$14,626	$13,414	$14,787
Sep 17	$14,903	$13,691	$15,073
Oct 17	$14,951	$14,011	$15,128
Nov 17	$15,590	$14,440	$15,779
Dec 17	$15,844	$14,601	$16,041
Jan 18	$16,815	$15,437	$17,031
Feb 18	$16,041	$14,868	$16,251
Mar 18	$15,474	$14,490	$15,685
Apr 18	$15,690	$14,546	$15,914
May 18	$15,881	$14,896	$16,113
Jun 18	$16,266	$14,988	$16,510
Jul 18	$16,927	$15,545	$17,189
Aug 18	$17,248	$16,052	$17,522
Sep 18	$17,453	$16,143	$17,740
Oct 18	$16,445	$15,040	$16,719
Nov 18	$17,233	$15,346	$17,525
Dec 18	$15,643	$13,961	$15,922
Jan 19	$17,118	$15,079	$17,426
Feb 19	$17,738	$15,564	$18,064
Mar 19	$17,726	$15,866	$18,059
Apr 19	$18,544	$16,509	$18,899
May 19	$17,057	$15,459	$17,392
Jun 19	$18,282	$16,549	$18,650
Jul 19	$18,818	$16,787	$19,205
Aug 19	$18,377	$16,521	$18,763
Sep 19	$19,060	$16,830	$19,474
Oct 19	$19,846	$17,195	$20,286
Nov 19	$20,685	$17,819	$21,152
Dec 19	$21,112	$18,356	$21,599
Jan 20	$20,804	$18,349	$21,292
Feb 20	$19,307	$16,839	$19,764
Mar 20	$16,886	$14,759	$17,268
Apr 20	$19,236	$16,651	$19,683
May 20	$20,056	$17,444	$20,527
Jun 20	$20,136	$17,791	$20,607
Jul 20	$20,623	$18,794	$21,115
Aug 20	$21,866	$20,145	$22,397
Sep 20	$21,043	$19,380	$21,563
Oct 20	$20,458	$18,864	$20,972
Nov 20	$23,519	$20,929	$24,119
Dec 20	$24,227	$21,734	$24,858
Jan 21	$24,077	$21,514	$24,714
Feb 21	$25,539	$22,108	$26,224
Mar 21	$27,038	$23,076	$27,781
Apr 21	$28,193	$24,307	$28,981
May 21	$28,624	$24,477	$29,436
Jun 21	$28,940	$25,049	$29,773
Jul 21	$29,504	$25,644	$30,366
Aug 21	$29,913	$26,423	$30,798
Sep 21	$28,642	$25,194	$29,515
Oct 21	$29,687	$26,960	$30,606
Nov 21	$28,687	$26,773	$29,588
Dec 21	$30,056	$27,973	$31,024
Jan 22	$29,362	$26,525	$30,319
Feb 22	$29,027	$25,731	$29,984
Mar 22	$29,474	$26,686	$30,466
Apr 22	$27,268	$24,359	$28,196
May 22	$27,250	$24,404	$28,193
Jun 22	$25,200	$22,389	$26,084
Jul 22	$27,678	$24,454	$28,662
Aug 22	$26,317	$23,457	$27,263
Sep 22	$23,695	$21,296	$24,564
Oct 22	$25,291	$23,020	$26,228
Nov 22	$27,500	$24,307	$28,527
Dec 22	$25,985	$22,907	$26,966
Jan 23	$29,033	$24,346	$30,142
Feb 23	$28,232	$23,752	$29,321
Mar 23	$29,538	$24,624	$30,694
Apr 23	$29,827	$25,008	$31,005
May 23	$29,939	$25,117	$31,134
Jun 23	$31,908	$26,777	$33,200
Jul 23	$33,294	$27,637	$34,655
Aug 23	$32,084	$27,197	$33,409
Sep 23	$30,325	$25,900	$31,592
Oct 23	$28,894	$25,355	$30,112
Nov 23	$31,748	$27,671	$33,100
Dec 23	$34,227	$28,928	$35,704
Jan 24	$33,615	$29,414	$35,079
Feb 24	$35,034	$30,985	$36,574
Mar 24	$36,274	$31,982	$37,887
Apr 24	$34,463	$30,675	$36,009
May 24	$34,957	$32,196	$36,539
Jun 24	$34,955	$33,352	$36,555
Jul 24	$36,840	$33,758	$38,542
Aug 24	$38,456	$34,577	$40,249
Sep 24	$39,125	$35,315	$40,970
Oct 24	$38,028	$34,995	$39,836
Nov 24	$39,707	$37,049	$41,611
Dec 24	$37,900	$36,166	$39,737
Jan 25	$39,064	$37,173	$40,975
Feb 25	$37,575	$36,688	$39,427
Mar 25	$35,971	$34,621	$37,758
Apr 25	$35,209	$34,386	$36,967
May 25	$36,678	$36,550	$38,526
Jun 25	$38,367	$38,409	$40,319
Jul 25	$39,596	$39,271	$41,629
Aug 25	$40,245	$40,067	$42,329
Sep 25	$40,537	$41,530	$42,657

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Morningstar Wide Moat ETF	3.61%	14.01%	15.02%
Morningstar® Wide Moat Focus IndexSM	4.12%	14.62%	15.61%
S&P 500 Index	17.60%	16.47%	15.30%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$12,700,444,645
  Number of Portfolio Holdings54
  Portfolio Turnover Rate55%
  Advisory Fees Paid$63,072,114

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Other Investments		0.9%
Communication Services		2.8%
Consumer Discretionary		4.9%
Financials		7.0%
Consumer Staples		15.5%
Information Technology		21.0%
Health Care		23.8%
Industrials		24.0%

Top Ten Holdings (% of Total Net Assets)

Applied Materials, Inc.	3.0%
Huntington Ingalls Industries, Inc.	2.8%
Estee Lauder Cos, Inc.	2.8%
West Pharmaceutical Services, Inc.	2.7%
Thermo Fisher Scientific, Inc.	2.7%
Agilent Technologies, Inc.	2.6%
NXP Semiconductors NV	2.5%
US Bancorp	2.5%
Merck & Co., Inc.	2.5%
NIKE, Inc.	2.5%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Morningstar Wide Moat Value ETF

Ticker: MVAL | Cboe BZX Exchange, Inc.

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the VanEck Morningstar Wide Moat Value ETF (the "Fund") for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Morningstar Wide Moat Value ETF	$51	0.50%

How did the Fund perform last year?

  The Fund posted modest positive returns for the period as U.S. value stocks lagged both growth stocks and the broader U.S. market. Investor preference remained concentrated in mega-cap technology and other growth-oriented AI beneficiaries, leaving value-oriented sectors behind.

  The industrials sector contributed most to the Fund’s performance followed by information technology and communication services.

  The leading individual contributors were Boeing, Gilead Sciences, and Huntington Ingalls Industries, a shipbuilding and defense contractor.

  Consumer staples was the sector that detracted the most from performance.

  The leading individual detractors were International Flavors & Fragrances, The Campbell’s Company, and Constellation Brands.

How did the Fund perform since inception?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception (3/26/2024).

Cumulative Performance Based on $10,000 Investment

	Fund	S&P 500 Index	Morningstar® US Broad Value Wide Moat Focus Index
Mar-24	$10,000	$10,000	$10,000
Mar-24	$10,230	$10,099	$10,231
Apr-24	$9,768	$9,687	$9,772
May-24	$10,079	$10,167	$10,089
Jun-24	$9,956	$10,532	$9,971
Jul-24	$10,605	$10,660	$10,624
Aug-24	$10,995	$10,918	$11,019
Sep-24	$11,171	$11,152	$11,201
Oct-24	$11,035	$11,051	$11,069
Nov-24	$11,462	$11,699	$11,500
Dec-24	$10,876	$11,420	$10,919
Jan-25	$11,090	$11,738	$11,139
Feb-25	$10,963	$11,585	$11,015
Mar-25	$10,624	$10,932	$10,681
Apr-25	$10,255	$10,858	$10,314
May-25	$10,549	$11,542	$10,615
Jun-25	$10,913	$12,129	$10,986
Jul-25	$11,305	$12,401	$11,385
Aug-25	$11,626	$12,652	$11,713
Sep-25	$11,582	$13,114	$11,674

Average Annual Total Returns

.	1 Year	Life*
VanEck Morningstar Wide Moat Value ETF	3.68%	10.18%
Morningstar® US Broad Value Wide Moat Focus Index	4.22%	10.75%
S&P 500 Index	17.60%	19.59%

* Inception of Fund: 03/26/2024

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$5,160,747
  Number of Portfolio Holdings40
  Portfolio Turnover Rate44%
  Advisory Fees Paid$-

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		0.0%Footnote Reference*
Materials		1.6%
Communication Services		2.9%
Financials		3.5%
Consumer Discretionary		5.4%
Information Technology		8.1%
Industrials		22.7%
Consumer Staples		23.3%
Health Care		32.5%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of Total Net Assets)

Thermo Fisher Scientific, Inc.	4.9%
Merck & Co., Inc.	4.6%
NIKE, Inc.	4.6%
Zimmer Biomet Holdings, Inc.	4.5%
Danaher Corp.	4.5%
Boeing Co.	4.3%
Bristol-Myers Squibb Co.	4.3%
The Campbell's Co.	4.2%
United Parcel Service, Inc.	4.1%
Constellation Brands, Inc.	3.9%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Pharmaceutical ETF

Ticker: PPH | The NASDAQ Stock Market LLC

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the VanEck Pharmaceutical ETF (the "Fund") for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Pharmaceutical ETF	$36	0.36%

How did the Fund perform last year?

  Large pharmaceutical stocks had mixed results during the fiscal year as steady earnings growth was balanced by renewed competition and pricing pressures in select drug categories.

  The Health Care sector detracted most from performance, with Novo Nordisk, Eli Lilly, and Merck leading declines. Shares of these companies moderated following strong prior fiscal year gains, while investor focus shifted toward valuation and pricing concerns within the large-cap drug segment.

  Offsetting some of the weakness were positive contributions from Johnson & Johnson and McKesson Corporation. Both benefited from solid fundamentals, Johnson & Johnson from stable pharmaceutical and medical technology results, and McKesson from continued strength in pharmaceutical distribution and cost efficiency initiatives.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 fiscal years.

Cumulative Performance Based on $10,000 Investment

	Fund	MSCI ACWI Index	MVIS® US Listed Pharmaceutical 25 Index
Sep 15	$10,000	$10,000	$10,000
Oct 15	$10,329	$10,785	$10,329
Nov 15	$10,306	$10,696	$10,305
Dec 15	$10,400	$10,503	$10,433
Jan 16	$9,670	$9,869	$9,671
Feb 16	$9,176	$9,802	$9,175
Mar 16	$9,195	$10,528	$9,195
Apr 16	$9,403	$10,683	$9,406
May 16	$9,505	$10,697	$9,507
Jun 16	$9,482	$10,632	$9,488
Jul 16	$10,041	$11,090	$10,047
Aug 16	$9,563	$11,128	$9,570
Sep 16	$9,328	$11,196	$9,336
Oct 16	$8,447	$11,006	$8,456
Nov 16	$8,444	$11,089	$8,451
Dec 16	$8,553	$11,329	$8,587
Jan 17	$8,541	$11,639	$8,553
Feb 17	$9,092	$11,965	$9,100
Mar 17	$9,017	$12,112	$9,026
Apr 17	$9,104	$12,300	$9,112
May 17	$9,453	$12,572	$9,458
Jun 17	$9,735	$12,629	$9,743
Jul 17	$9,611	$12,982	$9,618
Aug 17	$9,225	$13,032	$9,230
Sep 17	$9,569	$13,283	$9,581
Oct 17	$9,188	$13,559	$9,200
Nov 17	$9,544	$13,822	$9,555
Dec 17	$9,870	$14,045	$9,909
Jan 18	$10,251	$14,837	$10,267
Feb 18	$9,639	$14,214	$9,653
Mar 18	$9,451	$13,910	$9,463
Apr 18	$9,516	$14,042	$9,528
May 18	$9,745	$14,060	$9,755
Jun 18	$9,913	$13,984	$9,925
Jul 18	$10,437	$14,406	$10,451
Aug 18	$10,726	$14,519	$10,739
Sep 18	$10,854	$14,582	$10,870
Oct 18	$10,222	$13,489	$10,236
Nov 18	$10,618	$13,686	$10,632
Dec 18	$9,311	$12,722	$9,360
Jan 19	$9,953	$13,727	$9,966
Feb 19	$10,304	$14,094	$10,316
Mar 19	$10,314	$14,271	$10,324
Apr 19	$9,947	$14,753	$9,954
May 19	$9,361	$13,878	$9,363
Jun 19	$10,038	$14,787	$10,044
Jul 19	$9,878	$14,830	$9,877
Aug 19	$9,685	$14,478	$9,682
Sep 19	$9,781	$14,783	$9,780
Oct 19	$10,236	$15,188	$10,236
Nov 19	$10,733	$15,558	$10,731
Dec 19	$11,093	$16,106	$11,117
Jan 20	$11,098	$15,928	$11,089
Feb 20	$10,232	$14,642	$10,218
Mar 20	$9,429	$12,665	$9,408
Apr 20	$10,565	$14,022	$10,538
May 20	$11,035	$14,632	$11,005
Jun 20	$10,844	$15,099	$10,816
Jul 20	$11,047	$15,898	$11,009
Aug 20	$11,274	$16,871	$11,235
Sep 20	$10,859	$16,327	$10,824
Oct 20	$10,357	$15,930	$10,323
Nov 20	$11,425	$17,894	$11,385
Dec 20	$11,670	$18,724	$11,668
Jan 21	$12,010	$18,639	$11,959
Feb 21	$11,889	$19,071	$11,836
Mar 21	$12,158	$19,580	$12,101
Apr 21	$12,334	$20,436	$12,276
May 21	$12,791	$20,754	$12,724
Jun 21	$12,938	$21,028	$12,873
Jul 21	$13,312	$21,173	$13,232
Aug 21	$13,527	$21,703	$13,443
Sep 21	$12,933	$20,806	$12,853
Oct 21	$13,425	$21,868	$13,343
Nov 21	$12,774	$21,342	$12,692
Dec 21	$13,806	$22,195	$13,708
Jan 22	$13,608	$21,105	$13,510
Feb 22	$13,588	$20,560	$13,487
Mar 22	$14,300	$21,005	$14,191
Apr 22	$13,994	$19,324	$13,892
May 22	$14,288	$19,347	$14,180
Jun 22	$13,859	$17,716	$13,756
Jul 22	$13,912	$18,953	$13,803
Aug 22	$12,798	$18,255	$12,696
Sep 22	$12,168	$16,508	$12,072
Oct 22	$13,237	$17,504	$13,132
Nov 22	$14,012	$18,862	$13,897
Dec 22	$14,170	$18,119	$14,056
Jan 23	$14,281	$19,418	$14,147
Feb 23	$13,785	$18,862	$13,654
Mar 23	$14,147	$19,443	$14,008
Apr 23	$14,495	$19,723	$14,351
May 23	$13,891	$19,511	$13,743
Jun 23	$14,484	$20,644	$14,334
Jul 23	$14,853	$21,400	$14,660
Aug 23	$15,120	$20,802	$14,919
Sep 23	$14,740	$19,942	$14,546
Oct 23	$13,967	$19,342	$13,782
Nov 23	$14,568	$21,127	$14,366
Dec 23	$15,146	$22,142	$14,928
Jan 24	$15,879	$22,272	$15,645
Feb 24	$16,539	$23,228	$16,295
Mar 24	$16,888	$23,957	$16,634
Apr 24	$16,399	$23,167	$16,151
May 24	$16,928	$24,108	$16,669
Jun 24	$17,135	$24,644	$16,865
Jul 24	$17,495	$25,042	$17,214
Aug 24	$18,692	$25,678	$18,389
Sep 24	$17,884	$26,274	$17,591
Oct 24	$17,227	$25,685	$16,943
Nov 24	$17,025	$26,645	$16,740
Dec 24	$16,378	$26,015	$16,087
Jan 25	$16,884	$26,888	$16,578
Feb 25	$17,773	$26,726	$17,445
Mar 25	$17,292	$25,670	$16,965
Apr 25	$17,098	$25,909	$16,768
May 25	$16,812	$27,399	$16,477
Jun 25	$16,799	$28,629	$16,452
Jul 25	$15,950	$29,017	$15,618
Aug 25	$17,090	$29,734	$16,729
Sep 25	$17,369	$30,811	$17,005

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Pharmaceutical ETF	(2.88)%	9.85%	5.68%
MVIS® US Listed Pharmaceutical 25 Index	(3.33)%	9.46%	5.45%
MSCI ACWI Index	17.27%	13.54%	11.91%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$568,100,700
  Number of Portfolio Holdings26
  Portfolio Turnover Rate30%
  Advisory Fees Paid$2,091,739

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.4%
Biotechnology		4.8%
Health Care Distributors		8.5%
Pharmaceuticals		86.3%

Top Ten Holdings (% of Total Net Assets)

Eli Lilly & Co.	19.9%
Novartis AG	9.7%
Novo Nordisk A/S	7.7%
Merck & Co., Inc.	7.4%
Pfizer, Inc.	5.1%
AbbVie, Inc.	4.8%
McKesson Corp.	4.8%
GSK PLC	4.7%
Johnson & Johnson	4.7%
Sanofi SA	4.4%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Real Assets ETF

Ticker: RAAX | NYSE Arca, Inc.

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the VanEck Real Assets ETF (the "Fund") (formerly known as VanEck Inflation Allocation ETF) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference(a)
VanEck Real Assets ETF	$43	0.39%
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  The Fund posted strong performance for the period, supported by strength across real assets as elevated inflation expectations, interest-rate uncertainty, and renewed demand for inflation-hedging investments drove investor interest in tangible assets.

  Gold investments were the leading contributors, benefiting from a strong gold rally driven by inflation pressures, central bank demand, and heightened global uncertainty.

  Broader commodity positions also helped performance; industrial metals, especially copper benefited from supply constraints and electrification demand.

  Energy exposure had mixed performance; gains in certain segments were offset by headwinds from OPEC+ supply decisions, policy volatility, and cost pressures in drilling operations.

  A few materials and infrastructure holdings lagged, weighed by soft global growth indicators, tariff risks, and sector cyclicality.

How did the Fund perform since inception?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception (4/9/2018).

Cumulative Performance Based on $10,000 Investment

	Fund	S&P 500 Index	Bloomberg Commodity Index Total Return
Apr 18	$10,000	$10,000	$10,000
Apr 18	$10,298	$10,139	$10,190
May 18	$10,389	$10,383	$10,334
Jun 18	$10,203	$10,447	$9,973
Jul 18	$10,207	$10,836	$9,760
Aug 18	$10,115	$11,189	$9,588
Sep 18	$10,083	$11,253	$9,771
Oct 18	$9,762	$10,483	$9,561
Nov 18	$9,790	$10,697	$9,506
Dec 18	$9,900	$9,731	$8,852
Jan 19	$9,968	$10,511	$9,334
Feb 19	$9,968	$10,848	$9,428
Mar 19	$10,072	$11,059	$9,411
Apr 19	$9,968	$11,507	$9,372
May 19	$9,633	$10,776	$9,057
Jun 19	$10,192	$11,535	$9,299
Jul 19	$10,203	$11,701	$9,237
Aug 19	$10,082	$11,516	$9,023
Sep 19	$10,086	$11,731	$9,129
Oct 19	$10,135	$11,985	$9,313
Nov 19	$9,992	$12,420	$9,075
Dec 19	$10,518	$12,795	$9,532
Jan 20	$10,278	$12,790	$8,831
Feb 20	$9,502	$11,737	$8,386
Mar 20	$7,808	$10,288	$7,312
Apr 20	$7,860	$11,606	$7,200
May 20	$7,908	$12,159	$7,512
Jun 20	$7,960	$12,401	$7,683
Jul 20	$8,484	$13,100	$8,122
Aug 20	$8,679	$14,042	$8,671
Sep 20	$8,238	$13,508	$8,381
Oct 20	$8,114	$13,149	$8,499
Nov 20	$9,034	$14,588	$8,797
Dec 20	$9,074	$15,149	$9,235
Jan 21	$9,729	$14,996	$9,477
Feb 21	$10,177	$15,410	$10,090
Mar 21	$10,410	$16,085	$9,874
Apr 21	$10,826	$16,943	$10,692
May 21	$11,135	$17,062	$10,984
Jun 21	$11,151	$17,460	$11,187
Jul 21	$11,208	$17,875	$11,393
Aug 21	$11,169	$18,418	$11,359
Sep 21	$11,048	$17,562	$11,925
Oct 21	$11,869	$18,792	$12,233
Nov 21	$11,265	$18,662	$11,338
Dec 21	$11,690	$19,498	$11,738
Jan 22	$11,689	$18,489	$12,769
Feb 22	$12,274	$17,935	$13,564
Mar 22	$13,190	$18,601	$14,737
Apr 22	$12,772	$16,979	$15,347
May 22	$12,972	$17,010	$15,581
Jun 22	$11,610	$15,606	$13,902
Jul 22	$11,949	$17,045	$14,495
Aug 22	$11,712	$16,350	$14,508
Sep 22	$10,749	$14,844	$13,331
Oct 22	$11,516	$16,046	$13,597
Nov 22	$12,252	$16,943	$13,969
Dec 22	$11,904	$15,967	$13,627
Jan 23	$12,591	$16,970	$13,560
Feb 23	$11,887	$16,556	$12,923
Mar 23	$12,106	$17,164	$12,897
Apr 23	$12,193	$17,432	$12,800
May 23	$11,529	$17,507	$12,078
Jun 23	$11,993	$18,664	$12,566
Jul 23	$12,680	$19,264	$13,352
Aug 23	$12,455	$18,957	$13,250
Sep 23	$12,141	$18,053	$13,158
Oct 23	$12,037	$17,674	$13,193
Nov 23	$12,436	$19,288	$12,896
Dec 23	$12,635	$20,164	$12,549
Jan 24	$12,419	$20,503	$12,599
Feb 24	$12,565	$21,598	$12,414
Mar 24	$13,422	$22,293	$12,824
Apr 24	$13,308	$21,382	$13,169
May 24	$13,562	$22,442	$13,400
Jun 24	$13,528	$23,248	$13,194
Jul 24	$13,930	$23,531	$12,662
Aug 24	$14,052	$24,101	$12,668
Sep 24	$14,369	$24,616	$13,284
Oct 24	$14,594	$24,393	$13,038
Nov 24	$14,992	$25,825	$13,091
Dec 24	$14,203	$25,209	$13,224
Jan 25	$14,849	$25,911	$13,747
Feb 25	$14,947	$25,573	$13,854
Mar 25	$15,406	$24,132	$14,398
Apr 25	$15,043	$23,968	$13,706
May 25	$15,407	$25,477	$13,627
Jun 25	$15,900	$26,773	$13,955
Jul 25	$16,048	$27,374	$13,892
Aug 25	$16,622	$27,928	$14,160
Sep 25	$17,408	$28,948	$14,464

Average Annual Total Returns

.	1 Year	5 Years	Life*
VanEck Real Assets ETF	21.15%	16.14%	7.70%
Bloomberg Commodity Index Total Return	8.88%	11.53%	5.06%
S&P 500 Index	17.60%	16.47%	15.28%

* Inception of Fund: 04/09/2018

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$174,593,394
  Number of Portfolio Holdings13
  Portfolio Turnover Rate11%
  Advisory Fees Paid$337,194

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.5%
Gold and Gold Equities		26.8%
Income Assets		30.2%
Resource Assets		42.5%

Top Ten Holdings (% of Total Net Assets)

VanEck Merk Gold ETF	23.1%
VanEck Commodity Strategy ETF	19.8%
Global X US Infrastructure Development ETF	12.5%
VanEck Energy Income ETF	11.2%
Energy Select Sector SPDR Fund	9.5%
Materials Select Sector SPDR Fund	7.9%
iShares Residential and Multisector Real Estate ETF	6.5%
VanEck Uranium and Nuclear ETF	4.1%
VanEck Gold Miners ETF	3.2%
Invesco Water Resources ETF	1.2%

Material Fund Changes

The following material fund change occurred during the period ended September 30, 2025:

Effective December 30, 2024, the Fund's name changed to VanEck Real Assets ETF and the Fund adopted an 80% policy to invest in exchange traded products that provide exposure to real assets.

The Fund's net expense ratio decreased to 0.39% for the year ended September 30, 2025 from 0.44% for the year ended September 30, 2024 primarily as a result of an increase in average net assets.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Retail ETF

Ticker: RTH | The NASDAQ Stock Market LLC

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the VanEck Retail ETF (the "Fund") for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Retail ETF	$38	0.35%

How did the Fund perform last year?

  Retail stocks advanced during the fiscal year amid resilient U.S. consumer spending, moderating inflation, and continued strength in e-commerce activity.

  The Consumer Discretionary sector contributed most to performance. Amazon.com was the top contributor, benefiting from ongoing strength in e-commerce and cloud services, while O’Reilly Automotive added to returns on steady demand for auto parts and strong pricing power.

  Offsetting factors included mixed performance among specialty retailers and department stores, where tighter household budgets and shifting spending patterns were weighed on discretionary categories.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 fiscal years.

Cumulative Performance Based on $10,000 Investment

	Fund	MSCI ACWI Index	MVIS® US Listed Retail 25 Index
Sep 15	$10,000	$10,000	$10,000
Oct 15	$10,447	$10,785	$10,449
Nov 15	$10,599	$10,696	$10,602
Dec 15	$10,799	$10,503	$10,804
Jan 16	$10,217	$9,869	$10,223
Feb 16	$10,188	$9,802	$10,190
Mar 16	$10,720	$10,528	$10,720
Apr 16	$10,578	$10,683	$10,579
May 16	$10,652	$10,697	$10,649
Jun 16	$10,756	$10,632	$10,752
Jul 16	$11,163	$11,090	$11,160
Aug 16	$10,984	$11,128	$10,977
Sep 16	$10,842	$11,196	$10,836
Oct 16	$10,428	$11,006	$10,422
Nov 16	$10,814	$11,089	$10,805
Dec 16	$10,736	$11,329	$10,723
Jan 17	$10,844	$11,639	$10,831
Feb 17	$11,190	$11,965	$11,176
Mar 17	$11,175	$12,112	$11,159
Apr 17	$11,503	$12,300	$11,487
May 17	$11,717	$12,572	$11,688
Jun 17	$11,373	$12,629	$11,346
Jul 17	$11,558	$12,982	$11,531
Aug 17	$11,192	$13,032	$11,162
Sep 17	$11,520	$13,283	$11,490
Oct 17	$11,545	$13,559	$11,516
Nov 17	$12,648	$13,822	$12,607
Dec 17	$13,121	$14,045	$13,084
Jan 18	$14,577	$14,837	$14,533
Feb 18	$13,897	$14,214	$13,855
Mar 18	$13,393	$13,910	$13,351
Apr 18	$13,873	$14,042	$13,829
May 18	$13,815	$14,060	$13,766
Jun 18	$14,388	$13,984	$14,340
Jul 18	$14,805	$14,406	$14,755
Aug 18	$15,909	$14,519	$15,849
Sep 18	$16,014	$14,582	$15,955
Oct 18	$14,832	$13,489	$14,781
Nov 18	$14,878	$13,686	$14,823
Dec 18	$13,646	$12,722	$13,594
Jan 19	$14,685	$13,727	$14,629
Feb 19	$14,847	$14,094	$14,788
Mar 19	$15,228	$14,271	$15,164
Apr 19	$15,716	$14,753	$15,650
May 19	$14,737	$13,878	$14,670
Jun 19	$15,825	$14,787	$15,752
Jul 19	$15,978	$14,830	$15,905
Aug 19	$16,357	$14,478	$16,278
Sep 19	$16,626	$14,783	$16,546
Oct 19	$16,910	$15,188	$16,828
Nov 19	$17,424	$15,558	$17,339
Dec 19	$17,622	$16,106	$17,534
Jan 20	$17,508	$15,928	$17,421
Feb 20	$16,472	$14,642	$16,388
Mar 20	$15,456	$12,665	$15,368
Apr 20	$17,717	$14,022	$17,616
May 20	$18,890	$14,632	$18,783
Jun 20	$19,414	$15,099	$19,305
Jul 20	$20,757	$15,898	$20,641
Aug 20	$22,300	$16,871	$22,175
Sep 20	$21,815	$16,327	$21,693
Oct 20	$21,144	$15,930	$21,026
Nov 20	$23,121	$17,894	$22,993
Dec 20	$23,147	$18,724	$23,010
Jan 21	$23,074	$18,639	$22,938
Feb 21	$22,646	$19,071	$22,512
Mar 21	$24,337	$19,580	$24,192
Apr 21	$25,609	$20,436	$25,459
May 21	$25,186	$20,754	$25,038
Jun 21	$25,891	$21,028	$25,739
Jul 21	$26,054	$21,173	$25,903
Aug 21	$26,741	$21,703	$26,585
Sep 21	$25,771	$20,806	$25,622
Oct 21	$27,507	$21,868	$27,350
Nov 21	$28,226	$21,342	$28,068
Dec 21	$28,921	$22,195	$28,761
Jan 22	$26,913	$21,105	$26,768
Feb 22	$26,110	$20,560	$25,969
Mar 22	$26,830	$21,005	$26,684
Apr 22	$25,327	$19,324	$25,191
May 22	$24,047	$19,347	$23,915
Jun 22	$22,613	$17,716	$22,488
Jul 22	$25,100	$18,953	$24,965
Aug 22	$24,673	$18,255	$24,533
Sep 22	$23,015	$16,508	$22,889
Oct 22	$24,207	$17,504	$24,076
Nov 22	$25,724	$18,862	$25,579
Dec 22	$23,849	$18,119	$23,715
Jan 23	$25,452	$19,418	$25,311
Feb 23	$23,963	$18,862	$23,831
Mar 23	$24,560	$19,443	$24,424
Apr 23	$24,879	$19,723	$24,742
May 23	$24,599	$19,511	$24,456
Jun 23	$26,254	$20,644	$26,110
Jul 23	$27,049	$21,400	$26,903
Aug 23	$26,511	$20,802	$26,358
Sep 23	$25,219	$19,942	$25,079
Oct 23	$25,226	$19,342	$25,082
Nov 23	$26,921	$21,127	$26,760
Dec 23	$28,623	$22,142	$28,442
Jan 24	$28,938	$22,272	$28,756
Feb 24	$31,214	$23,228	$31,021
Mar 24	$32,038	$23,957	$31,838
Apr 24	$30,056	$23,167	$29,872
May 24	$30,486	$24,108	$30,293
Jun 24	$31,226	$24,644	$31,037
Jul 24	$31,651	$25,042	$31,458
Aug 24	$31,806	$25,678	$31,606
Sep 24	$33,171	$26,274	$32,970
Oct 24	$32,556	$25,685	$32,359
Nov 24	$35,279	$26,645	$35,062
Dec 24	$34,284	$26,015	$34,082
Jan 25	$36,649	$26,888	$36,432
Feb 25	$36,263	$26,726	$36,048
Mar 25	$34,566	$25,670	$34,361
Apr 25	$34,779	$25,909	$34,575
May 25	$36,032	$27,399	$35,823
Jun 25	$36,536	$28,629	$36,327
Jul 25	$36,940	$29,017	$36,727
Aug 25	$37,989	$29,734	$37,770
Sep 25	$38,425	$30,811	$38,209

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Retail ETF	15.84%	11.99%	14.41%
MVIS® US Listed Retail 25 Index	15.89%	11.99%	14.34%
MSCI ACWI Index	17.27%	13.54%	11.91%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$261,381,780
  Number of Portfolio Holdings25
  Portfolio Turnover Rate9%
  Advisory Fees Paid$836,277

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		0.0%Footnote Reference*
Industrials		3.1%
Health Care		14.6%
Consumer Staples		25.4%
Consumer Discretionary		56.9%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of Total Net Assets)

Amazon.com, Inc.	19.0%
Walmart, Inc.	9.4%
Costco Wholesale Corp.	7.7%
The Home Depot, Inc.	7.7%
The TJX Companies, Inc.	5.2%
McKesson Corp.	4.9%
O'Reilly Automotive, Inc.	4.6%
CVS Health Corp.	4.5%
Lowe's Companies, Inc.	4.2%
AutoZone, Inc.	3.9%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Robotics ETF

Ticker: IBOT | The NASDAQ Stock Market LLC

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the VanEck Robotics ETF (the "Fund") for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Robotics ETF	$51	0.47%

How did the Fund perform last year?

  Global robotics and automation markets advanced over the fiscal year, supported by industrial demand, AI-driven innovation, and increased adoption of automation technologies.

  Information Technology and Industrials sectors, the largest exposures in the Fund, contributed most to performance.

  Top contributors were a mix of technology and industrial names led by NVIDIA, Siemens, ASML Holding, and ABB, which benefited from robust demand for automation hardware, semiconductor equipment, and AI-enabled control systems.

  Detractors were concentrated in select technology names including Keyence and Dassault Systems, while industrial holdings generally outperformed amid steady capital investment and demand for factory automation. As a result, weakness in technology-oriented robotics firms had a smaller overall impact on Fund performance.

How did the Fund perform since inception?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception (4/5/2023).

Cumulative Performance Based on $10,000 Investment

	Fund	MSCI ACWI Index	BlueStar Robotics Index
Apr 23	$10,000	$10,000	$10,000
Apr 23	$10,070	$10,168	$10,038
May 23	$10,583	$10,059	$10,583
Jun 23	$11,362	$10,643	$11,337
Jul 23	$11,414	$11,033	$11,414
Aug 23	$10,953	$10,724	$10,976
Sep 23	$10,218	$10,281	$10,250
Oct 23	$9,550	$9,972	$9,534
Nov 23	$10,780	$10,892	$10,801
Dec 23	$11,771	$11,415	$11,813
Jan 24	$11,758	$11,482	$11,847
Feb 24	$12,703	$11,975	$12,733
Mar 24	$13,057	$12,351	$13,084
Apr 24	$12,302	$11,943	$12,385
May 24	$12,996	$12,429	$13,024
Jun 24	$13,280	$12,705	$13,339
Jul 24	$13,184	$12,910	$13,286
Aug 24	$13,216	$13,238	$13,255
Sep 24	$13,299	$13,546	$13,346
Oct 24	$12,579	$13,242	$12,713
Nov 24	$12,896	$13,737	$12,964
Dec 24	$12,522	$13,412	$12,659
Jan 25	$13,094	$13,862	$13,227
Feb 25	$12,810	$13,778	$12,854
Mar 25	$11,985	$13,234	$12,021
Apr 25	$11,955	$13,357	$12,013
May 25	$12,916	$14,125	$13,037
Jun 25	$13,980	$14,759	$14,104
Jul 25	$14,142	$14,960	$14,324
Aug 25	$14,384	$15,329	$14,561
Sep 25	$15,217	$15,885	$15,339

Average Annual Total Returns

.	1 Year	Life*
VanEck Robotics ETF	14.43%	18.39%
BlueStar Robotics Index	14.93%	18.76%
MSCI ACWI Index	17.27%	20.44%

* Inception of Fund: 04/05/2023

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$21,199,164
  Number of Portfolio Holdings63
  Portfolio Turnover Rate25%
  Advisory Fees Paid$68,842

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.2%
Health Care		1.4%
Energy		1.6%
Consumer Discretionary		3.3%
Industrials		36.1%
Information Technology		57.4%

Top Ten Holdings (% of Total Net Assets)

NVIDIA Corp.	6.0%
ABB Ltd.	5.7%
ASML Holding N.V.	5.6%
Autodesk, Inc.	4.9%
Emerson Electric Co.	4.7%
Keyence Corp.	4.0%
Denso Corp.	3.3%
Rockwell Automation, Inc.	3.2%
Dassault Systemes SE	2.5%
FANUC Corp.	2.3%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Semiconductor ETF

Ticker: SMH | The NASDAQ Stock Market LLC

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the VanEck Semiconductor ETF (the "Fund") for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Semiconductor ETF	$41	0.35%

How did the Fund perform last year?

  Semiconductor stocks rose strongly over the fiscal year, driven by robust demand for AI-related chips, cloud infrastructure, and advanced computing hardware.

  The Information Technology sector contributed most to performance. NVIDIA was the top contributor, driven by strong demand for AI and data center chips, while Broadcom and Taiwan Semiconductor benefited from robust semiconductor design and foundry growth.

  Performance was tempered by profit-taking across certain semiconductor equipment and memory names, as well as concerns about near-term supply chain normalization following a period of elevated demand.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 fiscal years.

Cumulative Performance Based on $10,000 Investment

	Fund	MSCI ACWI Index	MVIS® US Listed Semiconductor 25 Index
Sep 15	$10,000	$10,000	$10,000
Oct 15	$10,853	$10,785	$10,855
Nov 15	$11,147	$10,696	$11,142
Dec 15	$10,904	$10,503	$10,909
Jan 16	$10,170	$9,869	$10,177
Feb 16	$10,301	$9,802	$10,301
Mar 16	$11,251	$10,528	$11,257
Apr 16	$10,724	$10,683	$10,733
May 16	$11,619	$10,697	$11,620
Jun 16	$11,652	$10,632	$11,657
Jul 16	$12,976	$11,090	$12,983
Aug 16	$13,528	$11,128	$13,525
Sep 16	$14,173	$11,196	$14,191
Oct 16	$13,947	$11,006	$13,969
Nov 16	$14,506	$11,089	$14,517
Dec 16	$14,763	$11,329	$14,782
Jan 17	$15,358	$11,639	$15,381
Feb 17	$15,729	$11,965	$15,745
Mar 17	$16,417	$12,112	$16,438
Apr 17	$16,413	$12,300	$16,438
May 17	$17,698	$12,572	$17,716
Jun 17	$16,876	$12,629	$16,896
Jul 17	$17,671	$12,982	$17,698
Aug 17	$18,250	$13,032	$18,269
Sep 17	$19,224	$13,283	$19,249
Oct 17	$20,933	$13,559	$20,963
Nov 17	$20,649	$13,822	$20,670
Dec 17	$20,420	$14,045	$20,453
Jan 18	$22,243	$14,837	$22,280
Feb 18	$22,243	$14,214	$22,269
Mar 18	$21,792	$13,910	$21,821
Apr 18	$20,292	$14,042	$20,324
May 18	$22,383	$14,060	$22,403
Jun 18	$21,416	$13,984	$21,441
Jul 18	$22,237	$14,406	$22,266
Aug 18	$22,746	$14,519	$22,768
Sep 18	$22,224	$14,582	$22,246
Oct 18	$19,559	$13,489	$19,581
Nov 18	$20,006	$13,686	$20,028
Dec 18	$18,586	$12,722	$18,608
Jan 19	$20,559	$13,727	$20,586
Feb 19	$21,976	$14,094	$21,998
Mar 19	$22,632	$14,271	$22,653
Apr 19	$24,738	$14,753	$24,768
May 19	$20,920	$13,878	$20,934
Jun 19	$23,464	$14,787	$23,482
Jul 19	$24,907	$14,830	$24,933
Aug 19	$24,369	$14,478	$24,389
Sep 19	$25,357	$14,783	$25,378
Oct 19	$27,146	$15,188	$27,174
Nov 19	$28,290	$15,558	$28,316
Dec 19	$30,575	$16,106	$30,599
Jan 20	$29,730	$15,928	$29,758
Feb 20	$28,483	$14,642	$28,501
Mar 20	$25,296	$12,665	$25,299
Apr 20	$28,880	$14,022	$28,897
May 20	$30,551	$14,632	$30,560
Jun 20	$33,049	$15,099	$33,057
Jul 20	$35,935	$15,898	$35,946
Aug 20	$37,888	$16,871	$37,898
Sep 20	$37,681	$16,327	$37,688
Oct 20	$37,787	$15,930	$37,802
Nov 20	$44,995	$17,894	$45,011
Dec 20	$47,483	$18,724	$47,500
Jan 21	$49,289	$18,639	$49,318
Feb 21	$52,375	$19,071	$52,408
Mar 21	$52,933	$19,580	$52,971
Apr 21	$52,835	$20,436	$52,886
May 21	$54,162	$20,754	$54,214
Jun 21	$57,003	$21,028	$57,062
Jul 21	$57,287	$21,173	$57,358
Aug 21	$58,905	$21,703	$58,983
Sep 21	$55,744	$20,806	$55,821
Oct 21	$59,521	$21,868	$59,619
Nov 21	$66,371	$21,342	$66,494
Dec 21	$67,512	$22,195	$67,669
Jan 22	$60,210	$21,105	$60,358
Feb 22	$58,640	$20,560	$58,781
Mar 22	$58,906	$21,005	$59,057
Apr 22	$50,214	$19,324	$50,355
May 22	$53,397	$19,347	$53,544
Jun 22	$44,531	$17,716	$44,656
Jul 22	$51,862	$18,953	$52,022
Aug 22	$46,861	$18,255	$47,001
Sep 22	$40,471	$16,508	$40,595
Oct 22	$41,380	$17,504	$41,512
Nov 22	$49,775	$18,862	$49,930
Dec 22	$44,922	$18,119	$45,042
Jan 23	$52,449	$19,418	$52,598
Feb 23	$52,960	$18,862	$53,105
Mar 23	$58,246	$19,443	$58,410
Apr 23	$54,693	$19,723	$54,860
May 23	$63,757	$19,511	$63,953
Jun 23	$67,402	$20,644	$67,623
Jul 23	$71,031	$21,400	$71,277
Aug 23	$69,096	$20,802	$69,339
Sep 23	$64,141	$19,942	$64,367
Oct 23	$61,489	$19,342	$61,715
Nov 23	$71,002	$21,127	$71,272
Dec 23	$77,812	$22,142	$78,125
Jan 24	$82,710	$22,272	$83,059
Feb 24	$94,280	$23,228	$94,692
Mar 24	$100,149	$23,957	$100,596
Apr 24	$95,285	$23,167	$95,743
May 24	$106,941	$24,108	$107,460
Jun 24	$116,028	$24,644	$116,621
Jul 24	$109,980	$25,042	$110,568
Aug 24	$108,335	$25,678	$108,932
Sep 24	$109,208	$26,274	$109,824
Oct 24	$107,509	$25,685	$108,135
Nov 24	$107,765	$26,645	$108,417
Dec 24	$108,236	$26,015	$108,913
Jan 25	$108,904	$26,888	$109,608
Feb 25	$104,042	$26,726	$104,729
Mar 25	$94,431	$25,670	$95,054
Apr 25	$94,491	$25,909	$95,129
May 25	$107,085	$27,399	$107,836
Jun 25	$124,667	$28,629	$125,562
Jul 25	$129,013	$29,017	$129,964
Aug 25	$129,716	$29,734	$130,699
Sep 25	$145,919	$30,811	$147,061

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Semiconductor ETF	33.62%	31.10%	30.74%
MVIS® US Listed Semiconductor 25 Index	33.91%	31.30%	30.84%
MSCI ACWI Index	17.27%	13.54%	11.91%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$31,959,307,386
  Number of Portfolio Holdings26
  Portfolio Turnover Rate12%
  Advisory Fees Paid$83,935,522

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Application Software		6.1%
Semiconductor Materials & Equipment		21.3%
Semiconductors		72.5%

Top Ten Holdings (% of Total Net Assets)

NVIDIA Corp.	19.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	9.8%
Broadcom, Inc.	8.2%
ASML Holding N.V.	5.6%
Intel Corp.	5.3%
Applied Materials, Inc.	5.2%
Lam Research Corp.	5.1%
Micron Technology, Inc.	4.9%
KLA Corp.	4.7%
Advanced Micro Devices, Inc.	4.6%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Social Sentiment ETF

Ticker: BUZZ | NYSE Arca, Inc.

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the VanEck Social Sentiment ETF (the "Fund") for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Social Sentiment ETF	$102	0.76%

How did the Fund perform last year?

  The Fund posted strong performance during the period as companies with positive social sentiment performed particularly well in a market environment that benefited high beta exposure.

  The Fund’s exposure to the information technology, financials, and communication services sectors contributed the most during the period.

  The largest individual contributors were Robinhood Markets, Palantir Technologies, and Strategy, Inc.

  The real estate and materials sectors contributed the least, while energy was the only sector to detract.

  The leading individual detractors were Trump Media & Technology Group, MARA Holdings, and Viking Therapeutics.

How did the Fund perform since inception?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception (3/2/2021).

Cumulative Performance Based on $10,000 Investment

	Fund	S&P 500 Index	BUZZ NextGen AI US Sentiment Leaders Index
Mar 21	$10,000	$10,000	$10,000
Mar 21	$9,656	$10,278	$9,649
Apr 21	$9,913	$10,827	$9,912
May 21	$9,891	$10,902	$9,895
Jun 21	$10,693	$11,157	$10,704
Jul 21	$10,168	$11,422	$10,183
Aug 21	$10,550	$11,769	$10,571
Sep 21	$9,862	$11,222	$9,888
Oct 21	$10,464	$12,008	$10,497
Nov 21	$10,095	$11,925	$10,132
Dec 21	$9,327	$12,459	$9,367
Jan 22	$7,819	$11,814	$7,858
Feb 22	$7,548	$11,461	$7,589
Mar 22	$7,748	$11,886	$7,791
Apr 22	$6,127	$10,850	$6,167
May 22	$5,982	$10,870	$6,022
Jun 22	$5,165	$9,972	$5,196
Jul 22	$5,924	$10,892	$5,961
Aug 22	$5,712	$10,448	$5,747
Sep 22	$5,095	$9,486	$5,127
Oct 22	$5,451	$10,253	$5,486
Nov 22	$5,573	$10,826	$5,610
Dec 22	$4,881	$10,203	$4,914
Jan 23	$5,788	$10,844	$5,829
Feb 23	$5,698	$10,579	$5,736
Mar 23	$5,990	$10,968	$6,032
Apr 23	$5,764	$11,139	$5,804
May 23	$6,188	$11,187	$6,231
Jun 23	$6,604	$11,926	$6,653
Jul 23	$7,221	$12,310	$7,278
Aug 23	$6,565	$12,114	$6,620
Sep 23	$6,188	$11,536	$6,244
Oct 23	$5,802	$11,293	$5,856
Nov 23	$6,751	$12,325	$6,813
Dec 23	$7,540	$12,885	$7,614
Jan 24	$7,266	$13,101	$7,340
Feb 24	$8,215	$13,801	$8,300
Mar 24	$8,656	$14,245	$8,747
Apr 24	$7,940	$13,663	$8,025
May 24	$8,375	$14,341	$8,457
Jun 24	$8,574	$14,855	$8,638
Jul 24	$8,615	$15,036	$8,682
Aug 24	$8,449	$15,401	$8,519
Sep 24	$8,687	$15,730	$8,764
Oct 24	$8,796	$15,587	$8,880
Nov 24	$10,262	$16,502	$10,363
Dec 24	$10,086	$16,108	$10,193
Jan 25	$10,348	$16,557	$10,464
Feb 25	$9,958	$16,341	$10,074
Mar 25	$9,051	$15,420	$9,160
Apr 25	$9,606	$15,316	$9,728
May 25	$10,900	$16,280	$11,042
Jun 25	$12,278	$17,108	$12,443
Jul 25	$13,061	$17,492	$13,240
Aug 25	$13,014	$17,846	$13,199
Sep 25	$14,593	$18,498	$14,801

Average Annual Total Returns

.	1 Year	Life*
VanEck Social Sentiment ETF	67.98%	8.60%
BUZZ NextGen AI US Sentiment Leaders Index	68.89%	8.94%
S&P 500 Index	17.60%	14.37%

* Inception of Fund: 03/02/2021

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$115,128,186
  Number of Portfolio Holdings76
  Portfolio Turnover Rate202%
  Advisory Fees Paid$499,817

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Other Investments		1.5%
Consumer Staples		3.2%
Industrials		6.1%
Health Care		8.3%
Financials		11.3%
Communication Services		13.4%
Consumer Discretionary		15.7%
Information Technology		40.4%

Top Ten Holdings (% of Total Net Assets)

Intel Corp.	3.8%
AST SpaceMobile, Inc.	3.6%
Nebius Group NV	3.5%
Robinhood Markets, Inc.	3.4%
Tesla, Inc.	3.3%
Palantir Technologies, Inc.	3.1%
Apple, Inc.	3.1%
GameStop Corp.	3.1%
Hims & Hers Health, Inc.	3.1%
Super Micro Computer, Inc.	3.0%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Technology TruSector ETF

Ticker: TRUT | The NASDAQ Stock Market LLC

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the VanEck Technology TruSector ETF (the "Fund") for the period August 20, 2025 (inception of Fund) to September 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference(a)
VanEck Technology TruSector ETF	$1Footnote Reference(b)	0.10%Footnote Reference(c)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Expenses for a full year would be higher than the amount shown.
Footnote(c)	Annualized

How did the Fund perform during the period?

  Technology stocks advanced strongly over the period from the Fund’s inception, fueled by accelerating AI adoption, enterprise cloud demand, and renewed investor interest in high-growth software and semiconductor companies. The underlying sector benchmark, the Technology Select Sector SPDR Fund (XLK), also delivered strong gains, driven by broad strength in large-cap technology names.

  NVIDIA was the top contributor, benefiting from exceptional demand for AI and data center chips, while Broadcom and Microsoft also added meaningfully on strength in semiconductor solutions and enterprise software.

  Performance was partially offset by profit-taking in certain high-growth software and cybersecurity names, as elevated valuations and higher interest rates led to short-term volatility late in the period.

How did the Fund perform since inception?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception (8/20/2025).

Cumulative Performance Based on $10,000 Investment

	Fund	S&P 500 Index	MarketVector™ Top US Profitable Technology Companies Index
Aug-25	$10,000	$10,000	$10,000
Aug-25	$10,092	$10,105	$10,097
Sep-25	$10,816	$10,473	$10,857

Average Annual Total Returns

.	Life*
VanEck Technology TruSector ETF	8.16%
MarketVector™ Top US Profitable Technology Companies Index	8.57%
S&P 500 Index	4.73%

* Inception of Fund: 08/20/2025. Returns are not annualized.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$13,841,674
  Number of Portfolio Holdings66
  Portfolio Turnover Rate2%
  Advisory Fees Paid$820

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Exchange Traded Fund		43.2%
Information Technology		56.7%

Top Ten Holdings (% of Total Net Assets)

Technology Select Sector SPDR Fund	43.2%
NVIDIA Corp.	16.5%
Microsoft Corp.	14.0%
Apple, Inc.	13.7%
Broadcom, Inc.	5.6%
Oracle Corp.	0.8%
Palantir Technologies, Inc.	0.5%
Cisco Systems, Inc.	0.3%
International Business Machines Corp.	0.3%
Advanced Micro Devices, Inc.	0.3%

Material Fund Changes

The following material fund change occurred during the period ended September 30, 2025:

Effective September 8, 2025, the Fund's management fee rate was reduced from 0.12% to 0.10%. Additionally, the Fund changed its distribution frequency from annually to quarterly.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Video Gaming and eSports ETF

Ticker: ESPO | The NASDAQ Stock Market LLC

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about the VanEck Video Gaming and eSports ETF (the "Fund") for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Video Gaming and eSports ETF	$72	0.55%

How did the Fund perform last year?

  Video gaming and esports equities delivered positive gains for the fiscal year, supported by healthy engagement trends and improving monetization across leading titles and platforms.

  Communication Services securities drove results, led by Roblox, Nintendo and Netease.

  AppLovin was the largest individual contributor to Fund performance as its share price more than quintupled during the fiscal year offsetting what was otherwise a lackluster year for Technology sector names. AppLovin benefited from the integration of AI-driven advertising optimization, which enhanced monetization efficiency.

How did the Fund perform since inception?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception (10/16/2018).

Cumulative Performance Based on $10,000 Investment

	Fund	MSCI ACWI Index	MVIS® Global Video Gaming and eSports Index
Oct 18	$10,000	$10,000	$10,000
Oct 18	$8,999	$9,676	$9,058
Nov 18	$9,119	$9,818	$9,175
Dec 18	$8,714	$9,126	$8,791
Jan 19	$9,628	$9,847	$9,711
Feb 19	$9,421	$10,110	$9,504
Mar 19	$10,240	$10,237	$10,327
Apr 19	$10,629	$10,583	$10,728
May 19	$10,247	$9,955	$10,379
Jun 19	$10,781	$10,607	$10,897
Jul 19	$10,825	$10,638	$10,994
Aug 19	$10,905	$10,386	$11,050
Sep 19	$10,931	$10,604	$11,068
Oct 19	$11,099	$10,894	$11,245
Nov 19	$11,587	$11,160	$11,745
Dec 19	$12,339	$11,553	$12,532
Jan 20	$12,502	$11,426	$12,751
Feb 20	$12,485	$10,503	$12,633
Mar 20	$12,531	$9,085	$12,738
Apr 20	$13,595	$10,058	$13,836
May 20	$15,336	$10,496	$15,521
Jun 20	$16,821	$10,831	$17,061
Jul 20	$18,302	$11,404	$18,593
Aug 20	$20,067	$12,102	$20,405
Sep 20	$19,922	$11,712	$20,197
Oct 20	$19,377	$11,427	$19,688
Nov 20	$21,222	$12,835	$21,591
Dec 20	$22,733	$13,431	$23,142
Jan 21	$23,545	$13,370	$23,971
Feb 21	$23,402	$13,680	$23,788
Mar 21	$22,161	$14,045	$22,519
Apr 21	$22,985	$14,659	$23,458
May 21	$22,977	$14,888	$23,514
Jun 21	$23,614	$15,084	$24,111
Jul 21	$22,010	$15,188	$22,483
Aug 21	$22,416	$15,568	$22,903
Sep 21	$21,147	$14,925	$21,682
Oct 21	$22,483	$15,686	$23,021
Nov 21	$23,671	$15,309	$24,261
Dec 21	$22,259	$15,921	$22,835
Jan 22	$20,880	$15,139	$21,270
Feb 22	$20,364	$14,748	$20,857
Mar 22	$19,563	$15,068	$20,181
Apr 22	$16,820	$13,862	$17,372
May 22	$17,602	$13,878	$18,131
Jun 22	$15,943	$12,708	$16,376
Jul 22	$16,876	$13,595	$17,432
Aug 22	$15,900	$13,095	$16,499
Sep 22	$13,656	$11,841	$14,156
Oct 22	$13,437	$12,556	$13,925
Nov 22	$15,220	$13,530	$15,668
Dec 22	$14,596	$12,997	$15,163
Jan 23	$16,531	$13,929	$17,116
Feb 23	$15,775	$13,530	$16,382
Mar 23	$17,923	$13,947	$18,592
Apr 23	$17,268	$14,147	$17,885
May 23	$17,828	$13,996	$18,533
Jun 23	$18,904	$14,808	$19,614
Jul 23	$19,938	$15,351	$20,710
Aug 23	$18,401	$14,922	$19,162
Sep 23	$17,495	$14,305	$18,236
Oct 23	$16,962	$13,874	$17,608
Nov 23	$18,746	$15,155	$19,535
Dec 23	$19,470	$15,883	$20,293
Jan 24	$19,622	$15,976	$20,507
Feb 24	$21,147	$16,662	$22,057
Mar 24	$21,432	$17,185	$22,310
Apr 24	$20,623	$16,618	$21,611
May 24	$22,306	$17,293	$23,224
Jun 24	$22,891	$17,678	$23,911
Jul 24	$23,324	$17,963	$24,409
Aug 24	$24,236	$18,419	$25,316
Sep 24	$26,169	$18,847	$27,429
Oct 24	$25,498	$18,424	$26,789
Nov 24	$28,883	$19,113	$30,192
Dec 24	$28,645	$18,661	$30,122
Jan 25	$29,841	$19,287	$31,290
Feb 25	$31,174	$19,171	$32,617
Mar 25	$29,739	$18,414	$31,087
Apr 25	$32,522	$18,585	$34,111
May 25	$34,813	$19,654	$36,656
Jun 25	$37,476	$20,536	$39,363
Jul 25	$36,862	$20,815	$38,834
Aug 25	$39,151	$21,328	$41,226
Sep 25	$41,788	$22,101	$43,940

Average Annual Total Returns

.	1 Year	5 Years	Life*
VanEck Video Gaming and eSports ETF	59.69%	15.97%	22.82%
MVIS® Global Video Gaming and eSports Index	60.20%	16.82%	23.71%
MSCI ACWI Index	17.27%	13.54%	12.08%

* Inception of Fund: 10/16/2018

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$516,662,543
  Number of Portfolio Holdings26
  Portfolio Turnover Rate53%
  Advisory Fees Paid$1,672,437

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.3%
Information Technology		5.9%
Consumer Discretionary		14.2%
Communication Services		79.6%

Top Ten Holdings (% of Total Net Assets)

Tencent Holdings Ltd.	8.2%
Nintendo Co. Ltd.	7.3%
Roblox Corp.	7.2%
NetEase, Inc.	6.7%
Electronic Arts, Inc.	6.4%
Take-Two Interactive Software, Inc.	6.2%
GameStop Corp.	5.0%
Aristocrat Leisure Ltd.	4.9%
Capcom Co. Ltd.	4.4%
International Games System Co. Ltd.	4.4%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Item 2.	CODE OF ETHICS.

(a)	The Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to the principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)	The Registrant’s code of ethics is reasonably described in this Form N-CSR.

(c)	The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)	The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)	Not applicable.

(f)	The Registrant’s Code of Ethics is attached as an Exhibit hereto.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that David Chow, Laurie A. Hesslein, R. Alastair Short, Peter Sidebottom and Richard Stamberger, members of the Audit Committee, are “audit committee financial experts” and “independent” as such terms are defined in the instructions to Form N-CSR Item 3(a)(2).

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The principal accountant fees disclosed in Item 4(a), 4(b), 4(c), 4(d) and 4(g) are for the Funds of the Registrant for which the fiscal year end is September 30.

(a)	Audit Fees. The aggregate Audit Fees of PricewaterhouseCoopers LLP for professional services billed for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal years ended September 30, 2025 and September 30, 2024, were $477,924 and $442,215 respectively.

(b)	Audit-Related Fees. Not applicable.

(c)	Tax Fees. The aggregate Tax Fees of PricewaterhouseCoopers LLP for professional services billed for the review of Federal, state and excise tax returns and other tax compliance consultations for the fiscal years ended September 30, 2025 and September 30, 2024 were $260,370 and $208,700 respectively.

(d)	All Other Fees

None.

(e)	The Audit Committee will pre-approve all audit and non-audit services, to be provided to the Fund, by the independent accountants as required by Section 10A of the Securities Exchange Act of 1934. The Audit Committee has authorized the Chairman of the Audit Committee to approve, between meeting dates, appropriate non-audit services.

The Audit Committee after considering all factors, including a review of independence issues, will recommend to the Board of Trustees the independent auditors to be selected to audit the financial statements of the Funds.

(f)	Not applicable.

(g)	Non-audit fees. The aggregate non-audit fees of PricewaterhouseCoopers LLP for professional services rendered and billed to the registrant’s investment adviser, and entities controlled by, or under common control with the adviser that provide ongoing services to the registrant for the fiscal years ended September 30, 2025 and September 30, 2024, were $ 381,301 and $261,974 respectively.

(h)	Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant’s Board has an Audit Committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)) consisting of five Independent Trustees. Ms. Hesslein and Messrs. Chow, Short, Sidebottom and Stamberger currently serve as members of the Audit Committee. Ms. Hesslein is the Chairperson of the Audit Committee.

Item 6.	INVESTMENTS.

Information included in Item 7.

Item 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESSTMENT COMPANIES.

September 30, 2025

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

GPZ	|	Alternative Asset Manager ETF
BBH	|	Biotech ETF
PIT	|	Commodity Strategy ETF
TRUD	|	Consumer Discretionary TruSector ETF
DAPP	|	Digital Transformation ETF
DURA	|	Durable High Dividend ETF
EINC	|	Energy Income ETF
EVX	|	Environmental Services ETF
SMHX	|	Fabless Semiconductor ETF
BJK	|	Gaming ETF
LFEQ	|	Long/Flat Trend ETF
MOTG	|	Morningstar Global Wide Moat ETF
MOTI	|	Morningstar International Moat ETF
SMOT	|	Morningstar SMID Moat ETF
MOAT	|	Morningstar Wide Moat ETF
MVAL	|	Morningstar Wide Moat Value ETF
PPH	|	Pharmaceutical ETF
RAAX	|	Real Assets ETF
RTH	|	Retail ETF
IBOT	|	Robotics ETF
SMH	|	Semiconductor ETF
BUZZ	|	Social Sentiment ETF
TRUT	|	Technology TruSector ETF
ESPO	|	Video Gaming and eSports ETF

800.826.2333	vaneck.com

VANECK ALTERNATIVE ASSET MANAGER ETF

SCHEDULE OF INVESTMENTS

September 30, 2025

	Number of Shares	Value
COMMON STOCKS: 100.0%
Canada: 22.6%
Brookfield Asset Management Ltd. (USD)	82,858	$4,717,935
Brookfield Corp. (USD)	183,472	12,582,509
Fairfax India Holdings Corp. (USD) 144A *	58,220	1,004,295
Onex Corp.	47,919	4,252,923
		22,557,662
France: 3.2%
Eurazeo SE	48,108	3,183,417

Sweden: 4.6%
EQT AB	131,853	4,577,372

Switzerland: 4.5%
Partners Group Holding AG	3,464	4,534,613

United Kingdom: 4.6%
ICG PLC	154,612	4,646,646

United States: 60.5%
Apollo Global Management, Inc.	61,352	8,176,381
Ares Management Corp.	40,114	6,413,827
Blackstone, Inc.	69,013	11,790,871
Blue Owl Capital, Inc.	247,878	4,196,575
Bridgepoint Group PLC (GBP) 144A	407,363	1,672,658
Carlyle Group, Inc.	70,306	4,408,186
DigitalBridge Group, Inc.	129,247	1,512,190
HA Sustainable Infrastructure Capital, Inc.	72,894	2,237,846
Hamilton Lane, Inc.	29,091	3,921,176
KKR & Co., Inc.	73,603	9,564,710
StepStone Group, Inc.	33,926	2,215,707
TPG, Inc.	76,931	4,419,686
		60,529,813
Total Common Stocks (Cost: $101,457,044)		100,029,523

Total Investments: 100.0% (Cost: $101,457,044)		100,029,523
Other assets less liabilities: 0.0%		42,968
NET ASSETS: 100.0%		$100,072,491

Definitions:

GBP	British Pound
USD	United States Dollar

Footnotes:

*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $2,676,953, or 2.7% of net assets.

See Notes to Financial Statements

VANECK ALTERNATIVE ASSET MANAGER ETF

SCHEDULE OF INVESTMENTS

(continued)

The summary of inputs used to value the Fund’s investments as of September 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Canada	$22,557,662	$—	$—	$22,557,662
France	—	3,183,417	—	3,183,417
Sweden	—	4,577,372	—	4,577,372
Switzerland	—	4,534,613	—	4,534,613
United Kingdom	—	4,646,646	—	4,646,646
United States	60,529,813	—	—	60,529,813
Total Investments	$83,087,475	$16,942,048	$—	$100,029,523

See Notes to Financial Statements

VANECK BIOTECH ETF

SCHEDULE OF INVESTMENTS

September 30, 2025

	Number of Shares	Value
COMMON STOCKS: 100.0%
China: 4.7%
BeOne Medicines Ltd. (ADR) * †	47,784	$16,280,009

Germany: 2.4%
BioNTech SE (ADR) *	84,211	8,304,889

Ireland: 3.4%
ICON PLC (USD) *	67,108	11,743,900

United States: 89.5%
Alnylam Pharmaceuticals, Inc. *	36,865	16,810,440
Amgen, Inc.	158,097	44,614,973
Argenx SE (ADR) *	22,678	16,726,386
Biogen, Inc. *	82,565	11,565,705
BioMarin Pharmaceutical, Inc. *	95,923	5,195,190
Bio-Techne Corp.	101,725	5,658,962
Charles River Laboratories International, Inc. *	29,503	4,616,039
Exact Sciences Corp. *	91,138	4,986,160
Gilead Sciences, Inc.	385,503	42,790,833
Illumina, Inc. *	92,139	8,750,441
Incyte Corp. *	92,232	7,822,196
Insmed, Inc. *	106,702	15,366,155
IQVIA Holdings, Inc. *	84,685	16,085,069
Moderna, Inc. *	247,380	6,389,825
	Number of Shares	Value
United States (continued)
Natera, Inc. *	89,757	$14,448,184
Neurocrine Biosciences, Inc. *	63,060	8,852,363
QIAGEN NV †	140,383	6,272,313
Regeneron Pharmaceuticals, Inc.	31,127	17,501,778
Repligen Corp. *	33,214	4,439,715
Tempus AI, Inc. *	82,736	6,677,623
United Therapeutics Corp. *	29,577	12,398,974
Vertex Pharmaceuticals, Inc. *	84,022	32,906,376
		310,875,700
Total Common Stocks (Cost: $356,820,871)		347,204,498

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0% (Cost: $321)
State Street Navigator Securities Lending Government Money Market Portfolio 4.18%(a)	321	321

Total Investments: 100.0% (Cost: $356,821,192)		347,204,819
Other assets less liabilities: 0.0%		126,965
NET ASSETS: 100.0%		$347,331,784

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $17,211,474.
*	Non-income producing
(a)	Rate shown is the 1-day yield as of 09/30/25.

The summary of inputs used to value the Fund’s investments as of September 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$347,204,498	$—	$—	$347,204,498
Money Market Fund	321	—	—	321
Total Investments	$347,204,819	$—	$—	$347,204,819

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

VANECK COMMODITY STRATEGY ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2025

	Par (000’s	)	Value
Short-Term Investments: 93.3%
United States Treasury Obligations: 93.3%
United States Treasury Bills (y)
4.07%, 12/04/25 #	$23,970		$23,804,112
4.20%, 11/18/25 #	17,167		17,075,786
			40,879,898
Total Short-Term Investments: 93.3% (Cost: $40,872,891)			40,879,898
Other assets less liabilities: 6.7%			2,946,866
NET ASSETS: 100.0%			$43,826,764

Footnotes:

(y)	Rate shown is the calculated yield to maturity
#	All or a portion of these securities are held at the broker for futures collateral. Total value of securities held at the broker is $6,409,150.

Futures Contracts

Reference Entity	Type	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Brent Crude Oil	Long	62	10/31/25	$4,093,860	$(61,453)
Cattle Feeder	Long	6	10/30/25	1,083,075	(6,568)
Cocoa	Long	8	12/15/25	539,920	(142,749)
Coffee C	Long	10	09/18/26	1,218,000	111,726
Copper	Long	26	12/29/25	3,156,725	215,154
Corn	Long	17	12/12/25	353,175	9,870
FCOJ-A	Long	9	11/07/25	328,793	(4,885)
Gasoline RBOB	Long	41	10/31/25	3,310,201	(35,461)
Gold 100 OZ	Long	24	12/29/25	9,295,680	441,806
Lean Hogs	Long	32	12/12/25	1,135,680	27,374
Live Cattle	Long	18	06/30/26	1,667,160	140,210
LME Copper	Long	3	10/13/25	768,184	39,585
LME Copper	Long	3	11/17/25	769,352	580
LME Primary Aluminium	Long	25	10/13/25	1,676,750	48,172
LME Primary Aluminium	Long	25	11/17/25	1,675,731	20,655
LME Tin	Long	2	10/13/25	354,830	10,034
LME Tin	Long	2	11/17/25	355,130	11,218
LME Zinc	Long	27	10/13/25	2,021,180	139,086
LME Zinc	Long	27	11/17/25	2,009,009	38,150
Low Sulphur Gasoil	Long	13	11/12/25	893,100	(13,388)
Natural Gas	Long	21	10/29/25	693,630	9,812
NY Harbor ULSD	Long	36	10/31/25	3,514,039	30,264
Platinum	Long	5	01/28/26	401,425	41,997
Silver	Long	9	12/29/25	2,098,800	357,469
Soybean	Long	16	11/14/25	801,400	6,939
Soybean Oil	Long	14	12/12/25	415,716	(17,810)
WTI Crude	Long	62	11/20/25	3,841,520	(112,090)
LME Copper	Short	3	10/13/25	768,184	(656)
LME Primary Aluminium	Short	25	10/13/25	1,676,750	(22,051)
LME Tin	Short	2	10/13/25	354,830	(11,478)
LME Zinc	Short	27	10/13/25	2,021,180	(41,109)
Net unrealized appreciation on futures contracts					$1,230,403

See Notes to Financial Statements

The summary of inputs used to value the Fund’s investments as of September 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
United States Treasury Obligations	$—	$40,879,898	$—	$40,879,898

Other Financial Instruments:
Assets
Futures Contracts	$1,230,403	$—	$—	$1,230,403

See Notes to Financial Statements

VANECK CONSUMER DISCRETIONARY TRUSECTOR ETF

SCHEDULE OF INVESTMENTS

September 30, 2025

	Number of Shares	Value
COMMON STOCKS: 29.0%
Automobiles & Components: 6.1%
Tesla, Inc. *	573	$254,825

Consumer Discretionary Distribution & Retail: 22.3%
Amazon.com, Inc. *	3,853	846,002
The Home Depot, Inc.	206	83,469
		929,471
Consumer Services: 0.6%
McDonald’s Corp.	77	23,400

Total Common Stocks (Cost: $1,181,906)		1,207,696

EXCHANGE TRADED FUND: 70.9%(a) (Cost: $2,880,271)
Consumer Discretionary Select Sector SPDR Fund	12,309	2,949,729

Total Investments: 99.9% (Cost: $4,062,177)		4,157,425
Other assets less liabilities: 0.1%		4,015
NET ASSETS: 100.0%		$4,161,440

Footnotes:

*	Non-income producing
(a)	The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov or on the fund’s webpage.

The summary of inputs used to value the Fund’s investments as of September 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$1,207,696	$—	$—	$1,207,696
Exchange Traded Fund	2,949,729	—	—	2,949,729
Total Investments	$4,157,425	$—	$—	$4,157,425

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

VANECK DIGITAL TRANSFORMATION ETF

SCHEDULE OF INVESTMENTS

September 30, 2025

	Number of Shares	Value
COMMON STOCKS: 99.9%
Australia: 6.8%
IREN Ltd. (USD) * †	466,928	$21,912,931

Canada: 4.1%
Hut 8 Corp. (USD) * †	380,515	13,245,727

Cayman Islands: 4.4%
Bullish (USD) *	223,810	14,236,554

China: 2.3%
OSL Group Ltd. (HKD) * †	3,847,000	7,416,365

Japan: 3.0%
Metaplanet, Inc. *	2,430,500	9,563,799

Singapore: 3.4%
Bitdeer Technologies Group (USD) * †	643,666	11,000,252

United States: 75.9%
Applied Digital Corp. * †	693,586	15,910,863
Bit Digital, Inc. * †	2,395,991	7,187,973
BitMine Immersion Technologies, Inc. *	516,643	26,829,270
Block, Inc. *	248,402	17,952,013
Cipher Mining, Inc. * †	1,148,978	14,465,633
Circle Internet Group, Inc. *	149,629	19,837,813
Cleanspark, Inc. * †	1,174,177	17,025,567
Coinbase Global, Inc. *	66,404	22,410,686
	Number of Shares	Value
United States (continued)
Core Scientific, Inc. *	736,523	$13,213,223
Figure Technology Solutions, Inc. *	228,931	8,326,220
Galaxy Digital, Inc. *	451,568	15,267,514
Gemini Space Station, Inc. * †	124,825	2,990,807
MARA Holdings, Inc. * †	742,556	13,559,073
Riot Platforms, Inc. *	797,899	15,184,018
Strategy, Inc. *	64,134	20,664,616
Terawulf, Inc. * †	1,116,296	12,748,100
		243,573,389
Total Common Stocks (Cost: $260,046,375)		320,949,017

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 7.9%
Money Market Fund: 7.9% (Cost: $25,392,112)
State Street Navigator Securities Lending Government Money Market Portfolio 4.18%(a)	25,392,112	25,392,112

Total Investments: 107.8% (Cost: $285,438,487)		346,341,129
Liabilities in excess of other assets: (7.8)%		(25,050,057)
NET ASSETS: 100.0%		$321,291,072

Definitions:

HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $88,433,340.
*	Non-income producing
(a)	Rate shown is the 1-day yield as of 09/30/25.

The summary of inputs used to value the Fund’s investments as of September 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$21,912,931	$—	$—	$21,912,931
Canada	13,245,727	—	—	13,245,727
Cayman Islands	14,236,554	—	—	14,236,554
China	—	7,416,365	—	7,416,365
Japan	—	9,563,799	—	9,563,799
Singapore	11,000,252	—	—	11,000,252
United States	243,573,389	—	—	243,573,389
Money Market Fund	25,392,112	—	—	25,392,112
Total Investments	$329,360,965	$16,980,164	$—	$346,341,129

See Notes to Financial Statements

VANECK DURABLE HIGH DIVIDEND ETF

SCHEDULE OF INVESTMENTS

September 30, 2025

	Number of Shares	Value
COMMON STOCKS: 99.5%
Automobiles & Components: 0.0%
Gentex Corp.	902	$25,527

Capital Goods: 3.2%
A.O. Smith Corp.	536	39,348
General Dynamics Corp.	1,125	383,625
Honeywell International, Inc.	3,423	720,542
L3Harris Technologies, Inc.	823	251,352
		1,394,867
Commercial & Professional Services: 1.4%
Automatic Data Processing, Inc.	2,092	614,002

Consumer Discretionary Distribution & Retail: 1.4%
Lowe’s Companies, Inc.	2,443	613,950

Consumer Durables & Apparel: 0.2%
Hasbro, Inc.	1,185	89,882

Consumer Services: 5.0%
McDonald’s Corp.	4,096	1,244,734
Starbucks Corp.	8,432	713,347
Wyndham Hotels & Resorts, Inc.	336	26,846
Yum! Brands, Inc.	1,339	203,528
		2,188,455
Consumer Staples Distribution & Retail: 0.6%
Sysco Corp.	3,104	255,583

Energy: 15.5%
Chevron Corp.	14,053	2,182,291
ConocoPhillips	10,909	1,031,882
EOG Resources, Inc.	4,548	509,922
Exxon Mobil Corp.	19,812	2,233,803
ONEOK, Inc.	9,091	663,370
Targa Resources Corp.	1,208	202,388
		6,823,656
Financial Services: 4.6%
BlackRock, Inc.	664	774,138
Blackstone, Inc.	4,649	794,282
Cohen & Steers, Inc.	240	15,746
Franklin Resources, Inc.	3,738	86,460
Invesco Ltd.	3,298	75,656
T Rowe Price Group, Inc.	2,638	270,764
		2,017,046
Food, Beverage & Tobacco: 19.9%
Altria Group, Inc.	26,692	1,763,273
General Mills, Inc.	6,738	339,730
Hershey Co.	1,104	206,503
Ingredion, Inc.	395	48,233
Kellanova	2,006	164,532
McCormick & Co., Inc.	1,624	108,662
PepsiCo, Inc.	13,579	1,907,035
Philip Morris International, Inc.	13,218	2,143,960
The Coca-Cola Co.	29,536	1,958,828
Tyson Foods, Inc.	2,491	135,261
		8,776,017
	Number of Shares	Value
Health Care Equipment & Services: 4.5%
Abbott Laboratories	7,815	$1,046,741
Medtronic PLC	9,926	945,352
		1,992,093
Household & Personal Products: 2.9%
Clorox Co.	1,236	152,399
Colgate-Palmolive Co.	5,030	402,098
Kenvue, Inc.	19,809	321,500
Kimberly-Clark Corp.	3,258	405,100
		1,281,097
Insurance: 0.5%
American International Group, Inc.	2,877	225,960

Materials: 1.0%
Air Products and Chemicals, Inc.	1,403	382,626
Avery Dennison Corp.	428	69,409
		452,035
Pharmaceuticals, Biotechnology & Life Sciences: 14.9%
Amgen, Inc.	4,614	1,302,071
Gilead Sciences, Inc.	8,593	953,823
Johnson & Johnson	12,139	2,250,813
Merck & Co., Inc.	23,717	1,990,568
Royalty Pharma PLC	2,185	77,087
		6,574,362
Semiconductors & Semiconductor Equipment: 5.3%
Qualcomm, Inc.	5,933	987,014
Skyworks Solutions, Inc.	1,491	114,777
Texas Instruments, Inc.	6,810	1,251,201
		2,352,992
Software & Services: 0.3%
Cognizant Technology Solutions Corp.	2,181	146,280

Telecommunication Services: 5.0%
Verizon Communications, Inc.	49,860	2,191,347

Transportation: 2.8%
Norfolk Southern Corp.	1,135	340,965
Union Pacific Corp.	3,772	891,588
		1,232,553
Utilities: 10.5%
Alliant Energy Corp.	2,041	137,584
American Electric Power Co., Inc.	4,563	513,337
American Water Works Co., Inc.	1,134	157,841
Consolidated Edison, Inc.	3,227	324,378
Dominion Energy, Inc.	10,057	615,187
Duke Energy Corp.	6,958	861,052
Essential Utilities, Inc.	2,203	87,900
Evergy, Inc.	2,218	168,612
Exelon Corp.	9,497	427,460
FirstEnergy Corp.	5,308	243,213
MGE Energy, Inc.	205	17,257
New Jersey Resources Corp.	968	46,609
Portland General Electric Co. †	1,349	59,356
PPL Corp.	5,372	199,624

See Notes to Financial Statements

	Number of Shares	Value
Utilities (continued)
Sempra	5,320	$478,694
WEC Energy Group, Inc.	2,580	295,642
		4,633,746
Total Common Stocks (Cost: $43,814,754)		43,881,450

Total Investments: 99.5% (Cost: $43,814,754)		43,881,450
Other assets less liabilities: 0.5%		234,311
NET ASSETS: 100.0%		$44,115,761

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $34,364.

The summary of inputs used to value the Fund’s investments as of September 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$43,881,450	$—	$—	$43,881,450

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

VANECK ENERGY INCOME ETF

SCHEDULE OF INVESTMENTS

September 30, 2025

	Number of Shares	Value
COMMON STOCKS: 77.8%
Energy: 73.3%
Antero Midstream Corp.	111,797	$2,173,334
Archrock, Inc.	51,977	1,367,515
Cheniere Energy, Inc.	21,173	4,975,231
DT Midstream, Inc.	30,133	3,406,837
Enbridge, Inc.	118,044	5,956,500
Gibson Energy, Inc. †	56,206	1,044,801
Hess Midstream LP	22,003	760,204
Keyera Corp.	91,782	3,079,185
Kinder Morgan, Inc.	157,115	4,447,926
Kinetik Holdings, Inc.	18,173	776,714
Kodiak Gas Services, Inc.	23,431	866,244
NextDecade Corp. * †	51,217	347,763
ONEOK, Inc.	53,760	3,922,867
Pembina Pipeline Corp.	83,325	3,371,330
South Bow Corp. †	67,513	1,909,943
Targa Resources Corp.	21,938	3,675,492
TC Energy Corp.	89,707	4,880,958
The Williams Companies, Inc.	97,613	6,183,784
Venture Global, Inc.	45,995	652,669
		53,799,297
Utilities: 4.5%
AltaGas Ltd.	107,016	3,297,295

Total Common Stocks (Cost: $52,241,194)		57,096,592

MASTER LIMITED PARTNERSHIPS: 22.2%
Energy: 22.2%
Cheniere Energy Partners LP	10,833	583,032
	Number of Shares	Value
Energy (continued)
Delek Logistics Partners LP	4,188	$190,721
Energy Transfer LP	185,210	3,178,204
Enterprise Products Partners LP	101,939	3,187,633
Genesis Energy LP	18,152	303,320
MPLX LP	64,760	3,234,762
Plains All American Pipeline LP	112,148	1,913,245
Plains GP Holdings LP	49,234	898,028
Sunoco LP	21,019	1,051,160
Western Midstream Partners LP	43,649	1,714,969

Total Master Limited Partnerships (Cost: $15,062,153)		16,255,074

Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $67,303,347)		73,351,666

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.5%
Money Market Fund: 2.5% (Cost: $1,845,081)
State Street Navigator Securities Lending Government Money Market Portfolio 4.18%(a)	1,845,081	1,845,081

Total Investments: 102.5% (Cost: $69,148,428)		75,196,747
Liabilities in excess of other assets: (2.5)%		(1,799,221)
NET ASSETS: 100.0%		$73,397,526

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $2,766,948.
*	Non-income producing
(a)	Rate shown is the 1-day yield as of 09/30/25.

The summary of inputs used to value the Fund’s investments as of September 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$57,096,592	$—	$—	$57,096,592
Master Limited Partnerships *	16,255,074	—	—	16,255,074
Money Market Fund	1,845,081	—	—	1,845,081
Total Investments	$75,196,747	$—	$—	$75,196,747

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

VANECK ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS

September 30, 2025

	Number of Shares	Value
COMMON STOCKS: 99.9%
Canada: 4.5%
GFL Environmental, Inc. (USD)	87,916	$4,165,460

United States: 95.4%
ABM Industries, Inc.	90,897	4,192,169
Aris Water Solutions, Inc.	74,800	1,844,568
Casella Waste Systems, Inc. *	46,867	4,446,741
CECO Environmental Corp. *	83,596	4,280,115
Clean Harbors, Inc. *	17,350	4,029,017
Darling Ingredients, Inc. *	123,804	3,821,829
Donaldson Co., Inc.	50,848	4,161,909
Ecolab, Inc.	33,995	9,309,871
Energy Recovery, Inc. *	123,573	1,905,496
Montrose Environmental Group, Inc. * †	61,513	1,689,147
Perma-Fix Environmental Services, Inc. * †	220,289	2,224,919
PureCycle Technologies, Inc. * †	311,106	4,091,044
Republic Services, Inc.	39,868	9,148,909
STERIS PLC	16,481	4,078,059
	Number of Shares	Value
United States (continued)
Tennant Co.	22,287	$1,806,584
Tetra Tech, Inc.	113,552	3,790,366
Veralto Corp.	38,415	4,095,423
Waste Connections, Inc.	52,038	9,148,280
Waste Management, Inc.	41,829	9,237,098
		87,301,544
Total Common Stocks (Cost: $81,906,450)		91,467,004

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.5%
Money Market Fund: 2.5% (Cost: $2,247,557)
State Street Navigator Securities Lending Government Money Market Portfolio 4.18%(a)	2,247,557	2,247,557

Total Investments: 102.4% (Cost: $84,154,007)		93,714,561
Liabilities in excess of other assets: (2.4)%		(2,224,048)
NET ASSETS: 100.0%		$91,490,513

Definitions:

USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $6,683,660.
(a)	Rate shown is the 1-day yield as of 09/30/25.

The summary of inputs used to value the Fund’s investments as of September 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$91,467,004	$—	$—	$91,467,004
Money Market Fund	2,247,557	—	—	2,247,557
Total Investments	$93,714,561	$—	$—	$93,714,561

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

VANECK FABLESS SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS

September 30, 2025

	Number of Shares	Value
COMMON STOCKS: 100.0%
Taiwan: 2.2%
Silicon Motion Technology Corp. (ADR)	38,624	$3,661,941

United Kingdom: 4.0%
ARM Holdings PLC (ADR) * †	45,891	6,493,118

United States: 93.8%
Advanced Micro Devices, Inc. *	49,261	7,969,937
Allegro MicroSystems, Inc. *	74,626	2,179,079
Ambarella, Inc. *	41,737	3,444,137
Astera Labs, Inc. *	30,703	6,011,647
Broadcom, Inc.	63,797	21,047,269
Cadence Design Systems, Inc. *	23,217	8,155,203
Cirrus Logic, Inc. *	48,932	6,130,690
Impinj, Inc. *	16,355	2,956,166
	Number of Shares	Value
United States (continued)
Lattice Semiconductor Corp. *	63,576	$4,661,392
Marvell Technology, Inc.	105,416	8,862,323
Monolithic Power Systems, Inc.	8,272	7,615,534
NVIDIA Corp.	177,281	33,077,090
Power Integrations, Inc.	45,245	1,819,301
Qualcomm, Inc.	49,445	8,225,670
Rambus, Inc. *	88,102	9,180,229
Semtech Corp. *	68,929	4,924,977
Silicon Laboratories, Inc. *	21,657	2,839,882
SiTime Corp. *	16,210	4,884,235
Synaptics, Inc. *	21,731	1,485,097
Synopsys, Inc. *	18,242	9,000,421
		154,470,279
Total Common Stocks (Cost: $154,871,682)		164,625,338

Total Investments: 100.0% (Cost: $154,871,682)		164,625,338
Other assets less liabilities: 0.0%		81,479
NET ASSETS: 100.0%		$164,706,817

Definitions:

ADR	American Depositary Receipt

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $3,460,704.
*	Non-income producing

The summary of inputs used to value the Fund’s investments as of September 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$164,625,338	$—	$—	$164,625,338

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

VANECK GAMING ETF

SCHEDULE OF INVESTMENTS

September 30, 2025

	Number of Shares	Value
COMMON STOCKS: 99.9%
Australia: 12.2%
Aristocrat Leisure Ltd.	47,830	$2,217,728
Lottery Corp. Ltd.	232,999	906,210
Tabcorp Holdings Ltd.	255,024	173,465
		3,297,403
China: 7.4%
Galaxy Entertainment Group Ltd. (HKD)	286,240	1,574,163
Melco Resorts & Entertainment Ltd. (ADR) *	28,479	261,153
SJM Holdings Ltd. (HKD) * †	365,500	155,872
		1,991,188
France: 2.7%
FDJ UNITED	21,620	725,551

Greece: 2.6%
OPAP SA	29,848	696,869

Ireland: 7.2%
Flutter Entertainment PLC (USD) *	7,617	1,934,718

Italy: 1.6%
Lottomatica Group Spa	16,409	441,911

Japan: 2.9%
Heiwa Corp. †	9,900	140,877
Sankyo Co. Ltd.	36,595	636,653
		777,530
Macao: 3.9%
Sands China Ltd. (HKD)	375,200	1,042,774

Malaysia: 4.0%
Genting Bhd	363,400	252,317
Genting Malaysia Bhd	515,498	257,266
Genting Singapore Ltd. (SGD)	974,800	556,056
		1,065,639
South Korea: 1.1%
Kangwon Land, Inc.	21,662	283,337

Sweden: 4.9%
Evolution AB 144A	16,121	1,328,456
	Number of Shares	Value
Switzerland: 1.6%
Sportradar Group AG (USD) *	16,337	$439,465

United Kingdom: 4.5%
Brightstar Lottery PLC (USD) †	16,904	291,594
Entain PLC	59,266	701,136
Playtech PLC	46,709	232,035
		1,224,765
United States: 43.3%
Boyd Gaming Corp.	7,431	642,410
Caesars Entertainment, Inc. *	20,702	559,472
Churchill Downs, Inc.	9,627	933,915
DraftKings, Inc. *	39,483	1,476,664
Gaming and Leisure Properties, Inc.	25,969	1,210,415
Las Vegas Sands Corp.	30,528	1,642,101
Light & Wonder, Inc. * †	8,788	737,665
MGM Resorts International *	24,757	858,078
Penn Entertainment, Inc. * †	19,544	376,417
VICI Properties, Inc.	58,572	1,910,033
Wynn Resorts Ltd.	10,153	1,302,325
		11,649,495
Total Common Stocks (Cost: $32,087,648)		26,899,101

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.3%
Money Market Fund: 0.3% (Cost: $89,910)
State Street Navigator Securities Lending Government Money Market Portfolio 4.18%(a)	89,910	89,910

Total Investments: 100.2% (Cost: $32,177,558)		26,989,011
Liabilities in excess of other assets: (0.2)%		(53,705)
NET ASSETS: 100.0%		$26,935,306

Definitions:

ADR	American Depositary Receipt
HKD	Hong Kong Dollar
SGD	Singapore Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,429,031.
(a)	Rate shown is the 1-day yield as of 09/30/25.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $1,328,456, or 4.9% of net assets.

See Notes to Financial Statements

VANECK GAMING ETF

SCHEDULE OF INVESTMENTS

(continued)

The summary of inputs used to value the Fund’s investments as of September 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$3,297,403	$—	$3,297,403
China	261,153	1,730,035	—	1,991,188
France	—	725,551	—	725,551
Greece	696,869	—	—	696,869
Ireland	1,934,718	—	—	1,934,718
Italy	441,911	—	—	441,911
Japan	—	777,530	—	777,530
Macao	—	1,042,774	—	1,042,774
Malaysia	—	1,065,639	—	1,065,639
South Korea	—	283,337	—	283,337
Sweden	—	1,328,456	—	1,328,456
Switzerland	439,465	—	—	439,465
United Kingdom	523,629	701,136	—	1,224,765
United States	11,649,495	—	—	11,649,495
Money Market Fund	89,910	—	—	89,910
Total Investments	$16,037,150	$10,951,861	$—	$26,989,011

See Notes to Financial Statements

VANECK LONG/FLAT TREND ETF

SCHEDULE OF INVESTMENTS

September 30, 2025

	Number of Shares	Value
EXCHANGE TRADED FUND: 99.6%(a) (Cost: $23,986,980)
Vanguard S&P 500 ETF	45,465	$27,841,857

Total Investments: 99.6% (Cost: $23,986,980)		27,841,857
Other assets less liabilities: 0.4%		122,401
NET ASSETS: 100.0%		$27,964,258

Footnotes:

(a)	The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov or on the fund’s webpage.

The summary of inputs used to value the Fund’s investments as of September 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Funds	$27,841,857	$—	$—	$27,841,857

See Notes to Financial Statements

VANECK MORNINGSTAR GLOBAL WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

September 30, 2025

	Number of Shares	Value
COMMON STOCKS: 100.0%
Australia: 3.6%
ASX Ltd.	8,088	$313,962
Brambles Ltd.	11,343	186,407
WiseTech Global Ltd.	2,411	144,366
		644,735
Belgium: 1.0%
Anheuser-Busch InBev SA	3,032	181,389

Brazil: 1.9%
Ambev SA	149,900	340,301

China: 16.4%
Alibaba Group Holding Ltd. (HKD)	10,700	239,344
Baidu, Inc. (HKD) *	27,400	453,134
Inner Mongolia Yili Industrial Group Co. Ltd.	42,400	162,530
JD.com, Inc. (HKD)	21,250	372,385
Jiangsu Yanghe Distillery Co. Ltd.	17,400	166,043
Luzhou Laojiao Co. Ltd.	9,200	170,637
SF Holding Co. Ltd.	56,000	317,493
Tencent Holdings Ltd. (HKD)	4,800	409,087
Wuliangye Yibin Co. Ltd.	19,600	334,717
Yum China Holdings, Inc. (USD)	7,956	341,471
		2,966,841
France: 5.9%
Bureau Veritas SA	10,697	335,786
Dassault Aviation SA	479	161,493
Safran SA	548	194,625
Sanofi SA	1,714	162,437
Thales SA	684	216,397
		1,070,738
Germany: 5.1%
Rheinmetall AG	167	390,958
Sartorius Stedim Biotech	882	179,891
Siemens Healthineers AG 144A	6,411	347,540
		918,389
Japan: 10.3%
FANUC Corp.	12,900	371,209
Hoshizaki Corp.	4,700	176,598
Hoya Corp.	2,700	373,835
Kao Corp.	3,700	161,468
LY Corp.	55,600	178,718
Nabtesco Corp.	10,600	239,923
Sony Financial Group, Inc. *	6,300	6,996
Sony Group Corp.	6,300	181,350
ZOZO, Inc.	19,000	174,821
		1,864,918
Netherlands: 6.1%
Adyen NV 144A *	110	177,142
BE Semiconductor Industries NV	1,385	207,545
Heineken NV	2,293	179,708
Koninklijke Philips NV *	6,481	177,684
NXP Semiconductors NV (USD)	800	182,184
	Number of Shares	Value
Netherlands (continued)
Universal Music Group NV	6,254	$180,871
		1,105,134
New Zealand: 0.9%
Auckland International Airport Ltd.	36,058	165,078

Switzerland: 5.7%
Cie Financiere Richemont SA	923	177,274
DSM-Firmenich AG (EUR)	1,518	129,618
Julius Baer Group Ltd.	2,613	182,041
Roche Holding AG	1,057	352,140
Temenos AG	2,330	189,336
		1,030,409
Taiwan: 2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	10,000	434,378

United Kingdom: 9.2%
BAE Systems PLC	13,888	386,981
British American Tobacco PLC	3,549	188,951
GSK PLC	17,489	375,900
Intertek Group PLC	2,621	167,004
Melrose Industries PLC	21,805	179,698
Reckitt Benckiser Group PLC	2,407	185,530
Spirax Group PLC	1,845	170,065
		1,654,129
United States: 31.5%
Adobe, Inc. *	397	140,042
Agilent Technologies, Inc.	1,407	180,588
Airbnb, Inc. *	1,447	175,695
Allegion PLC	1,207	214,061
Alphabet, Inc.	968	235,321
Bristol-Myers Squibb Co.	7,367	332,252
Caterpillar, Inc.	476	227,123
Charles Schwab Corp.	1,923	183,589
Clorox Co.	1,348	166,208
Estee Lauder Cos, Inc.	2,030	178,884
Etsy, Inc. *	3,098	205,676
Fortinet, Inc. *	2,244	188,676
GE HealthCare Technologies, Inc.	2,295	172,354
Huntington Ingalls Industries, Inc.	750	215,933
Kenvue, Inc.	9,784	158,794
MarketAxess Holdings, Inc.	764	133,127
Masco Corp.	5,062	356,314
Meta Platforms, Inc.	239	175,517
Microsoft Corp.	361	186,980
NIKE, Inc.	2,432	169,583
Northrop Grumman Corp.	346	210,825
Salesforce, Inc.	1,337	316,869
TransUnion	3,797	318,113
Tyler Technologies, Inc. *	289	151,193
US Bancorp	7,488	361,895
Walt Disney Co.	1,456	166,712

See Notes to Financial Statements

	Number of Shares	Value
United States (continued)
Workday, Inc. *	671	$161,530
		5,683,854
Total Common Stocks (Cost: $15,704,613)		18,060,293

Total Investments: 100.0% (Cost: $15,704,613)		18,060,293
Liabilities in excess of other assets: 0.0%		(8,658)
NET ASSETS: 100.0%		$18,051,635

Definitions:

EUR	Euro
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $524,682, or 2.9% of net assets.

The summary of inputs used to value the Fund’s investments as of September 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$644,735	$—	$644,735
Belgium	—	181,389	—	181,389
Brazil	340,301	—	—	340,301
China	341,471	2,625,370	—	2,966,841
France	—	1,070,738	—	1,070,738
Germany	—	918,389	—	918,389
Japan	6,996	1,857,922	—	1,864,918
Netherlands	182,184	922,950	—	1,105,134
New Zealand	—	165,078	—	165,078
Switzerland	—	1,030,409	—	1,030,409
Taiwan	—	434,378	—	434,378
United Kingdom	—	1,654,129	—	1,654,129
United States	5,683,854	—	—	5,683,854
Total Investments	$6,554,806	$11,505,487	$—	$18,060,293

See Notes to Financial Statements

VANECK MORNINGSTAR INTERNATIONAL MOAT ETF

SCHEDULE OF INVESTMENTS

September 30, 2025

	Number of Shares	Value
COMMON STOCKS: 99.8%
Australia: 3.5%
Endeavour Group Ltd. †	1,827,770	$4,395,105
WiseTech Global Ltd.	38,014	2,276,209
		6,671,314
Brazil: 2.3%
Ambev SA	1,987,500	4,511,999

Canada: 1.5%
BRP, Inc. †	46,083	2,802,604

China: 24.0%
Alibaba Group Holding Ltd. (HKD)	142,800	3,194,230
Baidu, Inc. (HKD) *	363,450	6,010,637
Inner Mongolia Yili Industrial Group Co. Ltd.	1,166,300	4,470,720
JD.com, Inc. (HKD)	281,750	4,937,386
Jiangsu Yanghe Distillery Co. Ltd.	471,400	4,498,431
Luzhou Laojiao Co. Ltd.	257,300	4,772,272
SF Holding Co. Ltd.	742,079	4,207,230
Tencent Holdings Ltd. (HKD)	63,700	5,428,932
Wuliangye Yibin Co. Ltd.	259,400	4,429,874
Yum China Holdings, Inc. (USD)	105,477	4,527,073
		46,476,785
Denmark: 3.4%
Coloplast A/S	48,142	4,152,794
Novo Nordisk A/S	43,732	2,437,081
		6,589,875
France: 10.4%
Bureau Veritas SA	141,798	4,451,139
Dassault Systemes SE	74,216	2,498,720
Edenred SE †	165,067	3,934,202
Pernod Ricard SA	43,439	4,280,054
Sanofi SA	22,760	2,156,977
Thales SA	9,047	2,862,199
		20,183,291
Germany: 7.4%
Rheinmetall AG	2,222	5,201,842
Sartorius Stedim Biotech	11,668	2,379,781
Siemens Healthineers AG 144A	84,990	4,607,305
Symrise AG	24,506	2,133,016
		14,321,944
Japan: 15.8%
FANUC Corp.	86,000	2,474,724
Hoya Corp.	19,400	2,686,076
Kubota Corp.	201,200	2,531,382
Murata Manufacturing Co. Ltd.	154,500	2,937,008
Nabtesco Corp.	141,500	3,202,748
Omron Corp. †	176,800	4,859,278
Tokyo Electron Ltd.	17,100	3,035,370
Unicharm Corp.	641,800	4,169,299
Yaskawa Electric Corp. †	219,500	4,678,866
		30,574,751
	Number of Shares	Value
Netherlands: 7.8%
Adyen NV 144A *	1,461	$2,352,765
ASM International NV	4,810	2,903,496
Heineken NV	30,347	2,378,366
Koninklijke Philips NV *	182,322	4,998,579
Wolters Kluwer NV	18,465	2,522,508
		15,155,714
Sweden: 2.4%
Elekta AB †	911,723	4,622,483

Switzerland: 8.4%
Barry Callebaut AG †	3,849	5,303,554
DSM-Firmenich AG (EUR)	44,952	3,838,329
Julius Baer Group Ltd.	34,832	2,426,656
Roche Holding AG	14,017	4,669,776
		16,238,315
Taiwan: 2.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	129,000	5,603,478

United Kingdom: 8.9%
Diageo PLC	87,763	2,102,072
GSK PLC	231,850	4,983,274
Melrose Industries PLC	347,137	2,860,804
Reckitt Benckiser Group PLC	32,088	2,473,320
Spirax Group PLC	52,416	4,831,514
		17,250,984
United States: 1.1%
James Hardie Industries PLC (AUD) *	117,225	2,179,074

Total Common Stocks (Cost: $178,929,435)		193,182,611

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.6%
Money Market Fund: 2.6% (Cost: $5,052,654)
State Street Navigator Securities Lending Government Money Market Portfolio 4.18%(a)	5,052,654	5,052,654

Total Investments: 102.4% (Cost: $183,982,089)		198,235,265
Liabilities in excess of other assets: (2.4)%		(4,659,109)
NET ASSETS: 100.0%		$193,576,156

See Notes to Financial Statements

Definitions:

AUD	Australia Dollar
EUR	Euro
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $16,905,999.
*	Non-income producing
(a)	Rate shown is the 1-day yield as of 09/30/25.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $6,960,070, or 3.6% of net assets.

The summary of inputs used to value the Fund’s investments as of September 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$6,671,314	$—	$6,671,314
Brazil	4,511,999	—	—	4,511,999
Canada	2,802,604	—	—	2,802,604
China	4,527,073	41,949,712	—	46,476,785
Denmark	—	6,589,875	—	6,589,875
France	—	20,183,291	—	20,183,291
Germany	—	14,321,944	—	14,321,944
Japan	—	30,574,751	—	30,574,751
Netherlands	—	15,155,714	—	15,155,714
Sweden	—	4,622,483	—	4,622,483
Switzerland	—	16,238,315	—	16,238,315
Taiwan	—	5,603,478	—	5,603,478
United Kingdom	—	17,250,984	—	17,250,984
United States	—	2,179,074	—	2,179,074
Money Market Fund	5,052,654	—	—	5,052,654
Total Investments	$16,894,330	$181,340,935	$—	$198,235,265

See Notes to Financial Statements

VANECK MORNINGSTAR SMID MOAT ETF

SCHEDULE OF INVESTMENTS

September 30, 2025

	Number of Shares	Value
COMMON STOCKS: 99.9%
Automobiles & Components: 1.6%
BorgWarner, Inc.	72,936	$3,206,267
Gentex Corp.	87,990	2,490,117
		5,696,384
Banks: 1.4%
Truist Financial Corp.	60,046	2,745,303
US Bancorp	53,703	2,595,466
		5,340,769
Capital Goods: 16.8%
Acuity, Inc.	16,415	5,653,161
Allegion PLC	17,085	3,030,025
Allison Transmission Holdings, Inc.	28,075	2,383,006
Chart Industries, Inc. *	28,646	5,733,496
CNH Industrial NV	405,963	4,404,699
Fortive Corp.	32,738	1,603,835
Generac Holdings, Inc. *	18,429	3,085,015
Huntington Ingalls Industries, Inc.	19,938	5,740,349
IDEX Corp.	13,171	2,143,712
L3Harris Technologies, Inc.	9,735	2,973,166
Masco Corp.	71,161	5,009,023
Nordson Corp.	22,073	5,009,467
Otis Worldwide Corp.	28,914	2,643,607
PACCAR, Inc.	51,358	5,049,519
Sensata Technologies Holding PLC	78,919	2,410,975
WESCO International, Inc.	25,290	5,348,835
		62,221,890
Commercial & Professional Services: 3.8%
Broadridge Financial Solutions, Inc.	9,968	2,374,079
Copart, Inc. *	51,819	2,330,300
SS&C Technologies Holdings, Inc.	57,979	5,146,216
TransUnion	53,561	4,487,341
		14,337,936
Consumer Discretionary Distribution & Retail: 5.7%
Asbury Automotive Group, Inc. *	20,171	4,930,801
AutoNation, Inc. *	12,673	2,772,472
Bath & Body Works, Inc.	88,700	2,284,912
CarMax, Inc. *	35,352	1,586,244
Etsy, Inc. *	78,336	5,200,727
Lithia Motors, Inc.	14,897	4,707,452
		21,482,608
Consumer Durables & Apparel: 3.0%
Hasbro, Inc.	67,550	5,123,668
Lululemon Athletica, Inc. *	9,257	1,647,098
Mattel, Inc. *	264,766	4,456,012
		11,226,778
Consumer Services: 9.4%
Airbnb, Inc. *	20,271	2,461,305
Carnival Corp. *	179,301	5,183,592
DraftKings, Inc. *	121,242	4,534,451
Expedia Group, Inc.	25,091	5,363,201
Flutter Entertainment PLC *	18,115	4,601,210
	Number of Shares	Value
Consumer Services (continued)
Las Vegas Sands Corp.	57,279	$3,081,037
Norwegian Cruise Line Holdings Ltd. *	231,258	5,695,884
Wynn Resorts Ltd.	27,953	3,585,531
		34,506,211
Energy: 2.0%
ONEOK, Inc.	65,541	4,782,527
Schlumberger NV	70,603	2,426,625
		7,209,152
Equity Real Estate Investment Trusts (REITs): 1.3%
SBA Communications Corp.	24,236	4,686,031

Financial Services: 6.4%
Block, Inc. *	36,063	2,606,273
Carlyle Group, Inc.	51,251	3,213,438
FactSet Research Systems, Inc.	6,730	1,928,078
Fidelity National Information Services, Inc.	36,633	2,415,580
Jack Henry & Associates, Inc.	28,868	4,299,311
LPL Financial Holdings, Inc.	7,419	2,468,227
MarketAxess Holdings, Inc.	10,779	1,878,241
T Rowe Price Group, Inc.	48,644	4,992,820
		23,801,968
Food, Beverage & Tobacco: 2.7%
General Mills, Inc.	44,239	2,230,530
Hershey Co.	27,706	5,182,407
Lamb Weston Holdings, Inc.	43,880	2,548,550
		9,961,487
Health Care Equipment & Services: 7.1%
Baxter International, Inc.	78,935	1,797,350
Edwards Lifesciences Corp. *	63,240	4,918,175
GE HealthCare Technologies, Inc.	64,797	4,866,255
HUMANA INC	8,139	2,117,524
Labcorp Holdings, Inc.	9,443	2,710,708
ResMed, Inc.	18,528	5,071,669
Veeva Systems, Inc. *	8,933	2,661,230
Zimmer Biomet Holdings, Inc.	24,126	2,376,411
		26,519,322
Household & Personal Products: 3.0%
Clorox Co.	19,015	2,344,550
Estee Lauder Cos, Inc.	28,432	2,505,428
Kenvue, Inc.	251,013	4,073,941
Kimberly-Clark Corp.	18,120	2,253,041
		11,176,960
Materials: 7.4%
Albemarle Corp.	30,807	2,497,832
Amcor PLC	264,229	2,161,393
AptarGroup, Inc.	18,266	2,441,434
CF Industries Holdings, Inc.	29,896	2,681,671
Corteva, Inc.	34,629	2,341,959
Crown Holdings, Inc.	50,768	4,903,681
DuPont de Nemours, Inc.	67,560	5,262,924
Sealed Air Corp.	148,789	5,259,691
		27,550,585

See Notes to Financial Statements

	Number of Shares	Value
Media & Entertainment: 3.3%
Charter Communications, Inc. *	6,034	$1,659,984
Interpublic Group of Cos, Inc.	93,528	2,610,366
Pinterest, Inc. *	66,566	2,141,428
Warner Music Group Corp.	163,819	5,579,675
		11,991,453
Pharmaceuticals, Biotechnology & Life Sciences: 5.3%
Agilent Technologies, Inc.	40,393	5,184,442
Ionis Pharmaceuticals, Inc. *	107,009	7,000,529
Revvity, Inc. †	25,972	2,276,446
Royalty Pharma PLC	143,051	5,046,839
		19,508,256
Real Estate Investment Trusts: 1.3%
Crown Castle, Inc.	51,755	4,993,840

Semiconductors & Semiconductor Equipment: 2.3%
Marvell Technology, Inc.	33,339	2,802,810
Monolithic Power Systems, Inc.	3,407	3,136,620
NXP Semiconductors NV	11,203	2,551,259
		8,490,689
Software & Services: 9.1%
Akamai Technologies, Inc. *	30,642	2,321,438
Atlassian Corp. *	25,784	4,117,705
Cognizant Technology Solutions Corp.	65,602	4,399,926
Dynatrace, Inc. *	94,970	4,601,297
Elastic NV *	27,369	2,312,407
EPAM Systems, Inc. *	15,361	2,316,285
HubSpot, Inc. *	5,067	2,370,343
Tyler Technologies, Inc. *	4,462	2,334,340
Workday, Inc. *	20,367	4,902,948
Zoom Communications, Inc. *	59,130	4,878,225
		34,554,914
Technology Hardware & Equipment: 2.7%
Littelfuse, Inc.	9,624	2,492,712
Vontier Corp.	124,155	5,210,785
Zebra Technologies Corp. *	8,050	2,392,138
		10,095,635
Utilities: 4.3%
Essential Utilities, Inc.	130,857	5,221,194
Evergy, Inc.	36,102	2,744,474
FirstEnergy Corp.	60,564	2,775,042
Portland General Electric Co.	119,918	5,276,392
		16,017,102
Total Common Stocks (Cost: $359,485,675)		371,369,970

Total Investments: 99.9% (Cost: $359,485,675)		371,369,970
Other assets less liabilities: 0.1%		486,972
NET ASSETS: 100.0%		$371,856,942

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,556,313.

See Notes to Financial Statements

VANECK MORNINGSTAR SMID MOAT ETF

SCHEDULE OF INVESTMENTS

(continued)

The summary of inputs used to value the Fund’s investments as of September 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$371,369,970	$—	$—	$371,369,970

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

VANECK MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

September 30, 2025

	Number of Shares	Value
COMMON STOCKS: 99.9%
Banks: 2.5%
US Bancorp	6,641,273	$320,972,724

Capital Goods: 17.1%
Allegion PLC	1,066,395	189,125,153
Boeing Co. *	1,378,248	297,467,266
Caterpillar, Inc.	419,050	199,949,707
Deere & Co.	332,333	151,962,588
Huntington Ingalls Industries, Inc. †	1,253,148	360,793,841
IDEX Corp.	1,796,853	292,455,794
Masco Corp.	2,361,540	166,228,801
Nordson Corp.	680,471	154,432,893
Northrop Grumman Corp.	304,583	185,588,514
Otis Worldwide Corp.	1,831,542	167,457,885
		2,165,462,442
Commercial & Professional Services: 4.6%
Broadridge Financial Solutions, Inc.	631,423	150,386,016
Copart, Inc. *	3,282,499	147,613,980
TransUnion	3,368,284	282,194,833
		580,194,829
Consumer Discretionary Distribution & Retail: 1.2%
Amazon.com, Inc. *	678,519	148,982,417

Consumer Durables & Apparel: 2.5%
NIKE, Inc.	4,572,197	318,819,297

Consumer Services: 1.2%
Airbnb, Inc. *	1,284,075	155,912,387

Financial Services: 4.5%
Charles Schwab Corp.	1,712,378	163,480,728
Jack Henry & Associates, Inc.	984,567	146,631,563
MarketAxess Holdings, Inc.	1,527,776	266,214,968
		576,327,259
Food, Beverage & Tobacco: 8.3%
Brown-Forman Corp. †	5,799,993	157,063,810
Constellation Brands, Inc. †	1,985,456	267,381,360
Hershey Co. †	888,527	166,198,975
Mondelez International, Inc.	4,824,262	301,371,647
PepsiCo, Inc.	1,191,865	167,385,521
		1,059,401,313
Health Care Equipment & Services: 4.9%
GE HealthCare Technologies, Inc.	4,074,451	305,991,270
Zimmer Biomet Holdings, Inc. †	3,159,217	311,182,875
		617,174,145
Household & Personal Products: 7.2%
Clorox Co.	2,458,189	303,094,703
Estee Lauder Cos, Inc.	3,982,681	350,953,850
Kenvue, Inc.	15,794,839	256,350,237
		910,398,790
	Number of Shares	Value
Materials: 0.9%
International Flavors & Fragrances, Inc.	1,913,376	$117,749,159

Media & Entertainment: 2.8%
Alphabet, Inc.	855,007	207,852,202
Walt Disney Co.	1,286,269	147,277,800
		355,130,002
Pharmaceuticals, Biotechnology & Life Sciences: 18.9%
Agilent Technologies, Inc.	2,539,537	325,949,574
Amgen, Inc.	1,094,565	308,886,243
Bristol-Myers Squibb Co.	6,512,696	293,722,590
Danaher Corp.	1,564,342	310,146,445
Merck & Co., Inc.	3,807,038	319,524,699
Pfizer, Inc.	6,339,537	161,531,403
Thermo Fisher Scientific, Inc.	698,905	338,982,903
West Pharmaceutical Services, Inc.	1,295,794	339,925,640
		2,398,669,497
Semiconductors & Semiconductor Equipment: 10.4%
Applied Materials, Inc.	1,874,409	383,766,499
Entegris, Inc. †	1,948,159	180,126,781
Monolithic Power Systems, Inc.	212,678	195,799,874
NXP Semiconductors NV	1,417,193	322,737,362
Teradyne, Inc.	1,746,343	240,366,650
		1,322,797,166
Software & Services: 10.6%
Adobe, Inc. *	796,649	281,017,935
Fortinet, Inc. *	1,991,311	167,429,429
Microsoft Corp.	321,201	166,366,058
Salesforce, Inc.	1,181,786	280,083,282
Tyler Technologies, Inc. *	282,675	147,884,253
Workday, Inc. *	1,281,343	308,457,700
		1,351,238,657
Transportation: 2.3%
United Parcel Service, Inc.	3,420,534	285,717,205

Total Common Stocks (Cost: $12,718,173,655)		12,684,947,289

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0% (Cost: $1,724)
State Street Navigator Securities Lending Government Money Market Portfolio 4.18%(a)	1,724	1,724

Total Investments: 99.9% (Cost: $12,718,175,379)		12,684,949,013
Other assets less liabilities: 0.1%		15,495,632
NET ASSETS: 100.0%		$12,700,444,645

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $157,947,248.
(a)	Rate shown is the 1-day yield as of 09/30/25.

See Notes to Financial Statements

VANECK MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

(continued)

Transactions in and earnings from securities of affiliates for the year ended September 30, 2025 were as follows:

	Value 9/30/2024	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/2025	Dividend Income
Bio-Rad Laboratories, Inc.	$416,768,239	$125,992,503	$(444,293,654)	$(67,738,331)	$(30,728,757)	$–	$–

The summary of inputs used to value the Fund’s investments as of September 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$12,684,947,289	$—	$—	$12,684,947,289
Money Market Fund	1,724	—	—	1,724
Total Investments	$12,684,949,013	$—	$—	$12,684,949,013

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

VANECK MORNINGSTAR WIDE MOAT VALUE ETF

SCHEDULE OF INVESTMENTS

September 30, 2025

	Number of Shares	Value
COMMON STOCKS: 100.0%
Banks: 2.4%
US Bancorp	2,554	$123,435

Capital Goods: 18.5%
A.O. Smith Corp.	638	46,836
Allegion PLC	326	57,816
Boeing Co. *	1,028	221,873
Caterpillar, Inc.	212	101,156
Huntington Ingalls Industries, Inc.	556	160,078
IDEX Corp.	350	56,966
Masco Corp.	1,940	136,557
Northrop Grumman Corp.	218	132,832
Otis Worldwide Corp.	470	42,972
		957,086
Consumer Durables & Apparel: 4.6%
NIKE, Inc.	3,400	237,082

Consumer Services: 0.8%
Airbnb, Inc. *	346	42,011

Financial Services: 1.1%
Charles Schwab Corp.	600	57,282

Food, Beverage & Tobacco: 15.1%
Brown-Forman Corp.	2,549	69,027
Constellation Brands, Inc.	1,486	200,120
Hershey Co.	411	76,878
Mondelez International, Inc.	1,601	100,014
PepsiCo, Inc.	851	119,514
The Campbell’s Co.	6,803	214,839
		780,392
Health Care Equipment & Services: 7.1%
GE HealthCare Technologies, Inc.	1,800	135,180
Zimmer Biomet Holdings, Inc.	2,352	231,672
		366,852
Household & Personal Products: 8.2%
Clorox Co.	464	57,211
Estee Lauder Cos, Inc.	1,979	174,389
Kenvue, Inc.	11,823	191,887
		423,487
Materials: 1.6%
Corteva, Inc.	633	42,810
International Flavors & Fragrances, Inc.	654	40,247
		83,057
Media & Entertainment: 2.9%
Alphabet, Inc.	611	148,534

Pharmaceuticals, Biotechnology & Life Sciences: 25.4%
Agilent Technologies, Inc.	1,166	149,656
Bristol-Myers Squibb Co.	4,865	219,412
Danaher Corp.	1,168	231,568
Merck & Co., Inc.	2,838	238,193
Pfizer, Inc.	4,529	115,399
Thermo Fisher Scientific, Inc.	520	252,210
West Pharmaceutical Services, Inc.	392	102,833
		1,309,271
	Number of Shares	Value
Semiconductors & Semiconductor Equipment: 5.7%
Applied Materials, Inc.	521	$106,670
NXP Semiconductors NV	533	121,380
Teradyne, Inc.	440	60,562
		288,612
Software & Services: 2.5%
Adobe, Inc. *	225	79,369
Salesforce, Inc.	217	51,429
		130,798
Transportation: 4.1%
United Parcel Service, Inc.	2,561	213,920

Total Common Stocks (Cost: $5,249,082)		5,161,819

Total Investments: 100.0% (Cost: $5,249,082)		5,161,819
Liabilities in excess of other assets: 0.0%		(1,072)
NET ASSETS: 100.0%		$5,160,747

See Notes to Financial Statements

VANECK MORNINGSTAR WIDE MOAT VALUE ETF

SCHEDULE OF INVESTMENTS

(continued)

Footnotes:

*	Non-income producing

The summary of inputs used to value the Fund’s investments as of September 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$5,161,819	$—	$—	$5,161,819

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

VANECK PHARMACEUTICAL ETF

SCHEDULE OF INVESTMENTS

September 30, 2025

	Number of Shares	Value
COMMON STOCKS: 99.6%
Denmark: 7.7%
Novo Nordisk A/S (ADR)	788,722	$43,766,184

France: 4.4%
Sanofi SA (ADR)	531,945	25,107,804

Israel: 1.8%
Teva Pharmaceutical Industries Ltd. (ADR) *	496,710	10,033,542

Japan: 2.6%
Takeda Pharmaceutical Co. Ltd. (ADR) †	1,007,670	14,752,289

Switzerland: 9.7%
Novartis AG (ADR)	429,380	55,063,691

United Kingdom: 11.8%
AstraZeneca PLC (ADR)	310,439	23,816,880
GSK PLC (ADR) †	619,423	26,734,297
Haleon PLC (ADR)	1,834,327	16,453,913
		67,005,090
United States: 61.6%
AbbVie, Inc.	118,532	27,444,899
Axsome Therapeutics, Inc. *	14,873	1,806,326
Bausch Health Cos, Inc. * †	115,490	744,910
Bristol-Myers Squibb Co.	532,058	23,995,816
Cencora, Inc.	66,814	20,881,379
Corcept Therapeutics, Inc. *	28,463	2,365,560
	Number of Shares	Value
United States (continued)
Elanco Animal Health, Inc. * †	122,627	$2,469,708
Eli Lilly & Co.	147,751	112,734,013
Jazz Pharmaceuticals PLC *	22,882	3,015,848
Johnson & Johnson	142,706	26,460,546
McKesson Corp.	35,520	27,440,621
Merck & Co., Inc.	501,595	42,098,868
Organon & Co.	92,012	982,688
Perrigo Co. PLC †	37,803	841,873
Pfizer, Inc.	1,134,472	28,906,347
Viatris, Inc.	336,635	3,332,686
Zoetis, Inc.	167,893	24,566,104
		350,088,192
Total Common Stocks (Cost: $632,547,847)		565,816,792

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.6%
Money Market Fund: 1.6% (Cost: $8,830,320)
State Street Navigator Securities Lending Government Money Market Portfolio 4.18%(a)	8,830,320	8,830,320

Total Investments: 101.2% (Cost: $641,378,167)		574,647,112
Liabilities in excess of other assets: (1.2)%		(6,546,412)
NET ASSETS: 100.0%		$568,100,700

Definitions:

ADR	American Depositary Receipt

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $35,145,445.
(a)	Rate shown is the 1-day yield as of 09/30/25.

The summary of inputs used to value the Fund’s investments as of September 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$565,816,792	$—	$—	$565,816,792
Money Market Fund	8,830,320	—	—	8,830,320
Total Investments	$574,647,112	$—	$—	$574,647,112

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

VANECK REAL ASSETS ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2025

	Number of Shares	Value
EXCHANGE TRADED PRODUCTS: 99.6%(a)
Energy Select Sector SPDR Fund	186,112	$16,627,246
Global X US Infrastructure Development ETF †	458,317	21,829,639
Invesco Water Resources ETF †	28,768	2,074,460
iShares Gold Trust	6,194	450,737
iShares Residential and Multisector Real Estate ETF †	134,634	11,439,851
Materials Select Sector SPDR Fund †	153,506	13,757,208
SPDR Gold MiniShares Trust	5,936	453,807
VanEck Commodity Strategy ETF ‡	631,180	34,601,288
VanEck Energy Income ETF † ‡	197,190	19,553,577
VanEck Gold Miners ETF † ‡	72,624	5,548,474
VanEck Merk Gold ETF	1,086,007	40,388,600
	Number of Shares	Value
VanEck Uranium and Nuclear ETF † ‡	51,990	$7,052,444

Total Exchange Traded Products (Cost: $141,887,979)		173,777,331

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 9.0%
Money Market Fund: 9.0% (Cost: $15,667,313)
State Street Navigator Securities Lending Government Money Market Portfolio 4.18%(b)	15,667,313	15,667,313

Total Investments: 108.6% (Cost: $157,555,292)		189,444,644
Liabilities in excess of other assets: (8.6)%		(14,851,250)
NET ASSETS: 100.0%		$174,593,394

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov or on the fund’s webpage.
†	Security fully or partially on loan. Total market value of securities on loan is $24,265,877.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
(b)	Rate shown is the 1-day yield as of 09/30/25.

Transactions in and earnings from securities of affiliates for the year ended September 30, 2025 were as follows:

	Value 9/30/2024	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/2025	Dividend Income
VanEck Agribusiness ETF	$774,279	$555,173	$(1,239,870)	$(316,715)	$227,133	$–	$35,062
VanEck Commodity Strategy ETF	15,739,444	19,125,642	(3,977,962)	98,368	3,615,796	34,601,288	695,849
VanEck Energy Income ETF	9,601,795	10,800,727	(2,812,802)	715,231	1,422,620	19,553,577	313,836
VanEck Gold Miners ETF	1,075,658	2,741,599	(358,775)	64,954	2,025,038	5,548,474	13,237
VanEck Steel ETF	1,359,810	777,155	(1,894,240)	(172,505)	(70,220)	–	55,969
VanEck Uranium and Nuclear ETF	1,595,471	3,433,443	(271,802)	49,476	2,245,855	7,052,443	16,029
Total	$30,146,457	$37,433,739	$(10,555,451)	$438,809	$9,466,222	$66,755,782	$1,129,982

The summary of inputs used to value the Fund’s investments as of September 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Products	$173,777,331	$—	$—	$173,777,331
Money Market Fund	15,667,313	—	—	15,667,313
Total Investments	$189,444,644	$—	$—	$189,444,644

See Notes to Financial Statements

VANECK RETAIL ETF

SCHEDULE OF INVESTMENTS

September 30, 2025

	Number of Shares	Value
COMMON STOCKS: 100.0%
Canada: 0.9%
Lululemon Athletica, Inc. (USD) *	12,917	$2,298,322

China: 3.0%
JD.com, Inc. (ADR)	225,365	7,883,268

United States: 96.1%
Amazon.com, Inc. *	226,709	49,778,495
AutoZone, Inc. *	2,396	10,279,415
Best Buy Co., Inc.	24,835	1,878,023
Cardinal Health, Inc.	33,759	5,298,813
Carvana Co. *	16,986	6,407,799
Cencora, Inc.	26,342	8,232,665
Costco Wholesale Corp.	21,788	20,167,626
CVS Health Corp.	156,023	11,762,574
Dollar General Corp.	29,097	3,007,175
Dollar Tree, Inc. *	25,091	2,367,838
	Number of Shares	Value
United States (continued)
Fastenal Co.	166,461	$8,163,247
Lowe’s Companies, Inc.	44,078	11,077,242
McKesson Corp.	16,636	12,851,975
O’Reilly Automotive, Inc. *	111,778	12,050,786
Ross Stores, Inc.	42,036	6,405,866
Sysco Corp.	64,973	5,349,877
Target Corp.	62,572	5,612,708
The Home Depot, Inc.	49,499	20,056,500
The Kroger Co.	80,118	5,400,754
The TJX Companies, Inc.	93,339	13,491,219
Tractor Supply Co.	64,219	3,652,135
Ulta Beauty, Inc. *	6,092	3,330,801
Walmart, Inc.	238,843	24,615,160
		251,238,693
Total Common Stocks (Cost: $216,754,039)		261,420,283

Total Investments: 100.0% (Cost: $216,754,039)		261,420,283
Liabilities in excess of other assets: 0.0%		(38,503)
NET ASSETS: 100.0%		$261,381,780

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing

The summary of inputs used to value the Fund’s investments as of September 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$261,420,283	$—	$—	$261,420,283

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

VANECK ROBOTICS ETF

SCHEDULE OF INVESTMENTS

September 30, 2025

	Number of Shares	Value
COMMON STOCKS: 99.8%
Austria: 1.1%
Andritz AG	3,420	$241,485

Canada: 0.7%
ATS Corp. (USD) * †	6,012	157,514

Finland: 1.2%
Konecranes Oyj	3,131	259,423

France: 2.5%
Dassault Systemes SE	15,996	538,557

Germany: 1.5%
Duerr AG	6,453	152,104
Krones AG	1,170	171,081
		323,185
Israel: 1.0%
Nova Ltd. (USD) *	668	213,533

Japan: 24.7%
Advantest Corp.	3,200	317,045
Amada Co. Ltd.	19,100	235,044
Argo Graphics, Inc.	7,200	60,297
Azbil Corp.	22,200	210,777
Daifuku Co. Ltd.	11,400	365,339
Daihen Corp.	3,700	205,716
Denso Corp.	48,900	704,706
DMG Mori Co. Ltd.	9,100	183,099
FANUC Corp.	16,700	480,557
Fuji Corp. †	10,400	189,681
Keyence Corp.	2,300	858,050
Lasertec Corp.	1,500	205,485
Omron Corp.	8,300	228,122
Optex Group Co. Ltd.	5,600	79,801
Renesas Electronics Corp.	13,000	149,770
Tokyo Electron Ltd.	1,400	248,510
Yaskawa Electric Corp.	9,600	204,634
Yokogawa Electric Corp.	9,500	273,006
		5,199,639
Netherlands: 6.8%
ASM International NV	295	178,073
ASML Holding N.V. (USD)	1,236	1,196,559
TKH Group NV †	1,705	73,855
		1,448,487
Norway: 1.3%
AutoStore Holdings Ltd. 144A *	293,958	270,039

Sweden: 2.0%
Hexagon AB	34,944	417,404

Switzerland: 8.5%
ABB Ltd.	16,782	1,215,012
Interroll Holding AG	74	232,030
Kardex Holding AG	564	220,485
	Number of Shares	Value
Switzerland (continued)
STMicroelectronics N.V. (USD)	5,878	$166,112
		1,833,639
United Kingdom: 4.1%
IMI PLC	9,346	288,958
Renishaw PLC	4,628	222,738
TechnipFMC PLC (USD)	8,608	339,586
		851,282
United States: 44.4%
Ambarella, Inc. *	1,679	138,551
Analog Devices, Inc.	1,167	286,732
Applied Materials, Inc.	1,700	348,058
Autodesk, Inc. *	3,263	1,036,557
Bentley Systems, Inc.	3,988	205,302
Cognex Corp.	4,446	201,404
Emerson Electric Co.	7,656	1,004,314
Intuitive Surgical, Inc. *	663	296,513
Kadant, Inc.	554	164,859
KLA Corp.	309	333,287
Lam Research Corp.	2,959	396,210
Lattice Semiconductor Corp. *	3,035	222,526
Lincoln Electric Holdings, Inc.	1,535	361,999
Microchip Technology, Inc.	2,667	171,275
Novanta, Inc. *	1,627	162,944
NVIDIA Corp.	6,779	1,264,826
ON Semiconductor Corp. *	3,221	158,828
Onto Innovation, Inc. *	1,557	201,196
Ouster, Inc. *	3,590	97,110
PTC, Inc. *	1,784	362,188
Rockwell Automation, Inc.	1,919	670,748
Symbotic, Inc. * †	5,830	314,237
Teledyne Technologies, Inc. *	748	438,358
Teradyne, Inc.	1,881	258,901
Texas Instruments, Inc.	1,692	310,871
		9,407,794

Total Common Stocks (Cost: $19,093,212)		21,161,981

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN:1.7%
Money Market Fund: 1.7% (Cost: $356,711)
State Street Navigator Securities Lending Government Money Market Portfolio 4.18%(a)	356,711	356,711

Total Investments: 101.5% (Cost: $19,449,923)		21,518,692
Liabilities in excess of other assets: (1.5)%		(319,528)
NET ASSETS: 100.0%		$21,199,164

See Notes to Financial Statements

Definitions:

USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $650,666.
*	Non-income producing
(a)	Rate shown is the 1-day yield as of 09/30/25.

The summary of inputs used to value the Fund’s investments as of September 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Austria	$—	$241,485	$—	$241,485
Canada	157,514	—	—	157,514
Finland	—	259,423	—	259,423
France	—	538,557	—	538,557
Germany	—	323,185	—	323,185
Israel	213,533	—	—	213,533
Japan	—	5,199,639	—	5,199,639
Netherlands	1,196,559	251,928	—	1,448,487
Norway	—	270,039	—	270,039
Sweden	—	417,404	—	417,404
Switzerland	166,112	1,667,527	—	1,833,639
United Kingdom	562,324	288,958	—	851,282
United States	9,407,794	—	—	9,407,794
Money Market Fund	356,711	—	—	356,711
Total Investments	$12,060,547	$9,458,145	$—	$21,518,692

See Notes to Financial Statements

VANECK SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS

September 30, 2025

	Number of Shares	Value
COMMON STOCKS: 99.9%
Netherlands: 7.1%
ASML Holding N.V. (USD)	1,846,085	$1,787,176,428
NXP Semiconductors NV (USD)	2,113,181	481,234,709
		2,268,411,137
Switzerland: 0.8%
STMicroelectronics N.V. (USD) †	8,593,010	242,838,462

Taiwan: 9.8%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	11,247,659	3,141,358,682

United States: 82.2%
Advanced Micro Devices, Inc. *	9,177,674	1,484,855,877
Analog Devices, Inc.	5,283,233	1,298,090,348
Applied Materials, Inc.	8,063,755	1,650,973,199
Broadcom, Inc.	7,921,306	2,613,318,062
Cadence Design Systems, Inc. *	2,819,271	990,297,132
Intel Corp. *	50,155,131	1,682,704,645
KLA Corp.	1,399,889	1,509,920,275
Lam Research Corp.	12,274,440	1,643,547,516
Marvell Technology, Inc.	8,016,335	673,933,283
Microchip Technology, Inc.	5,088,971	326,813,718
Micron Technology, Inc.	9,412,716	1,574,935,641
	Number of Shares	Value
United States (continued)
Monolithic Power Systems, Inc.	439,049	$404,206,071
NVIDIA Corp.	33,027,726	6,162,313,117
ON Semiconductor Corp. *	3,106,585	153,185,706
Qorvo, Inc. *	788,745	71,838,895
Qualcomm, Inc.	8,290,526	1,379,211,905
Skyworks Solutions, Inc.	1,166,337	89,784,622
Synopsys, Inc. *	1,970,468	972,209,207
Teradyne, Inc.	1,604,162	220,796,858
Texas Instruments, Inc.	7,161,457	1,315,774,495
Universal Display Corp.	423,318	60,801,164
		26,279,511,736
Total Common Stocks (Cost: $28,748,584,070)		31,932,120,017

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN:0.0%
Money Market Fund: 0.0% (Cost: $25,350)
State Street Navigator Securities Lending Government Money Market Portfolio 4.18%(a)	25,350	25,350

Total Investments: 99.9% (Cost: $28,748,609,420)		31,932,145,367
Other assets less liabilities: 0.1%		27,162,019
NET ASSETS: 100.0%		$31,959,307,386

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $24,809,454.
*	Non-income producing
(a)	Rate shown is the 1-day yield as of 09/30/25.

The summary of inputs used to value the Fund’s investments as of September 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$31,932,120,017	$—	$—	$31,932,120,017
Money Market Fund	25,350	—	—	25,350
Total Investments	$31,932,145,367	$—	$—	$31,932,145,367

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

VANECK SOCIAL SENTIMENT ETF

SCHEDULE OF INVESTMENTS

September 30, 2025

	Number of Shares	Value
COMMON STOCKS: 99.9%
Automobiles & Components: 7.3%
Ford Motor Co.	46,873	$560,601
Lucid Group, Inc. * †	116,400	2,769,156
Rivian Automotive, Inc. * †	75,731	1,111,731
Tesla, Inc. *	8,704	3,870,843
		8,312,331
Banks: 1.1%
Bank of America Corp.	6,721	346,736
Citigroup, Inc.	3,245	329,368
NU Holdings Ltd. *	34,381	550,440
		1,226,544
Capital Goods: 4.0%
Archer Aviation, Inc. * †	117,649	1,127,077
Boeing Co. *	3,284	708,786
Rocket Lab Corp. * †	57,846	2,771,402
		4,607,265
Consumer Discretionary Distribution & Retail: 5.1%
Amazon.com, Inc. *	7,460	1,637,992
Carvana Co. *	1,688	636,781
GameStop Corp. *	129,179	3,524,003
		5,798,776
Consumer Durables & Apparel: 2.5%
Lululemon Athletica, Inc. *	16,424	2,922,322

Consumer Services: 0.9%
Chipotle Mexican Grill, Inc. *	15,060	590,201
DraftKings, Inc. *	13,809	516,457
		1,106,658
Consumer Staples Distribution & Retail: 2.4%
Costco Wholesale Corp.	323	298,978
Target Corp.	8,924	800,483
Walmart, Inc.	16,067	1,655,865
		2,755,326
Financial Services: 10.0%
Affirm Holdings, Inc. *	8,639	631,338
Coinbase Global, Inc. *	5,060	1,707,699
PayPal Holdings, Inc. *	11,016	738,733
Robinhood Markets, Inc. *	27,261	3,903,230
Rocket Cos, Inc. †	49,495	959,213
SoFi Technologies, Inc. *	123,657	3,267,018
Upstart Holdings, Inc. * †	9,884	502,107
		11,709,338
Food, Beverage & Tobacco: 0.8%
Celsius Holdings, Inc. *	16,273	935,535

Health Care Equipment & Services: 5.8%
Hims & Hers Health, Inc. * †	62,019	3,517,718
UnitedHealth Group, Inc.	9,078	3,134,633
		6,652,351
Materials: 0.9%
Barrick Mining Corp.	32,928	1,079,051

Media & Entertainment: 9.4%
Alphabet, Inc.	13,353	3,246,114
EchoStar Corp. *	7,082	540,782
Meta Platforms, Inc.	2,068	1,518,698
Netflix, Inc. *	421	504,745
Reddit, Inc. *	2,478	569,915
	Number of Shares	Value
Media & Entertainment (continued)
Roblox Corp. *	11,568	$1,602,399
Snap, Inc. *	348,245	2,684,969
Walt Disney Co.	2,402	275,029
		10,942,651
Pharmaceuticals, Biotechnology & Life Sciences: 2.5%
Eli Lilly & Co.	850	648,550
Moderna, Inc. *	16,303	421,106
Pfizer, Inc.	16,270	414,560
Tempus AI, Inc. * †	8,872	716,059
TG Therapeutics, Inc. *	17,377	627,744
		2,828,019
Semiconductors & Semiconductor Equipment: 13.9%
Advanced Micro Devices, Inc. *	20,620	3,336,110
Broadcom, Inc.	5,075	1,674,293
First Solar, Inc. *	1,937	427,167
Intel Corp. *	130,440	4,376,263
Marvell Technology, Inc.	19,614	1,648,949
Micron Technology, Inc.	6,454	1,079,883
NVIDIA Corp.	18,120	3,380,830
		15,923,495
Software & Services: 19.5%
Adobe, Inc. *	2,135	753,121
AppLovin Corp. *	1,192	856,500
Crowdstrike Holdings, Inc. *	1,408	690,455
International Business Machines Corp.	1,034	291,753
MARA Holdings, Inc. * †	86,680	1,582,777
Microsoft Corp.	2,766	1,432,650
Nebius Group NV *	35,990	4,040,598
Oracle Corp.	8,640	2,429,914
Palantir Technologies, Inc. *	19,532	3,563,027
Palo Alto Networks, Inc. *	4,470	910,181
Salesforce, Inc.	5,527	1,309,899
Snowflake, Inc. *	4,238	955,881
Strategy, Inc. *	9,846	3,172,480
UiPath, Inc. *	36,195	484,289
		22,473,525
Technology Hardware & Equipment: 7.1%
Apple, Inc.	13,955	3,553,362
Dell Technologies, Inc.	2,295	325,362
IonQ, Inc. * †	13,884	853,866
Super Micro Computer, Inc. * †	71,027	3,405,034
		8,137,624
Telecommunication Services: 3.9%
AST SpaceMobile, Inc. * †	83,661	4,106,083
AT&T, Inc.	11,885	335,632
		4,441,715
Transportation: 2.2%
Grab Holdings Ltd. *	48,916	294,474
Joby Aviation, Inc. * †	35,388	571,162
Uber Technologies, Inc. *	8,916	873,501
United Parcel Service, Inc.	8,623	720,279
		2,459,416

See Notes to Financial Statements

VANECK SOCIAL SENTIMENT ETF

SCHEDULE OF INVESTMENTS

(continued)

	Number of Shares	Value
Utilities: 0.6%
Oklo, Inc. *	6,545	$730,618

Total Common Stocks (Cost: $101,747,891)		115,042,560

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.2%
Money Market Fund: 3.2% (Cost: $3,638,347)
State Street Navigator Securities Lending Government Money Market Portfolio 4.18%(a)	3,638,347	3,638,347

Total Investments: 103.1% (Cost: $105,386,238)		118,680,907
Liabilities in excess of other assets: (3.1)%		(3,552,721)
NET ASSETS: 100.0%		$115,128,186

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $13,914,392.
*	Non-income producing
(a)	Rate shown is the 1-day yield as of 09/30/25.

The summary of inputs used to value the Fund’s investments as of September 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$115,042,560	$—	$—	$115,042,560
Money Market Fund	3,638,347	—	—	3,638,347
Total Investments	$118,680,907	$—	$—	$118,680,907

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

VANECK TECHNOLOGY TRUSECTOR ETF

SCHEDULE OF INVESTMENTS

September 30, 2025

	Number of Shares	Value
COMMON STOCKS: 56.7%
Semiconductors & Semiconductor Equipment: 24.0%
Advanced Micro Devices, Inc. *	250	$40,448
Analog Devices, Inc.	72	17,690
Applied Materials, Inc.	119	24,364
Broadcom, Inc.	2,362	779,248
First Solar, Inc. *	14	3,087
Intel Corp. *	671	22,512
KLA Corp.	17	18,336
Lam Research Corp.	196	26,244
Microchip Technology, Inc.	86	5,523
Micron Technology, Inc.	168	28,110
Monolithic Power Systems, Inc.	6	5,524
NVIDIA Corp.	12,220	2,280,009
NXP Semiconductors NV	41	9,337
ON Semiconductor Corp. *	53	2,613
Qualcomm, Inc.	159	26,451
Teradyne, Inc.	20	2,753
Texas Instruments, Inc.	141	25,906
		3,318,155
Software & Services: 17.9%
Accenture PLC	97	23,920
Adobe, Inc. *	63	22,223
Akamai Technologies, Inc. *	18	1,364
AppLovin Corp. *	43	30,897
Autodesk, Inc. *	36	11,436
Cadence Design Systems, Inc. *	43	15,104
Cognizant Technology Solutions Corp.	71	4,762
Crowdstrike Holdings, Inc. *	40	19,615
Datadog, Inc. *	50	7,120
Fair Isaac Corp. *	3	4,490
Fortinet, Inc. *	106	8,912
Gen Digital, Inc.	106	3,009
GoDaddy, Inc. *	17	2,326
International Business Machines Corp.	145	40,913
Intuit, Inc.	44	30,048
Microsoft Corp.	3,730	1,931,955
Oracle Corp.	372	104,621
Palantir Technologies, Inc. *	350	63,847
Palo Alto Networks, Inc. *	102	20,769
PTC, Inc. *	15	3,045
Roper Technologies, Inc.	14	6,982
Salesforce, Inc.	148	35,076
ServiceNow, Inc. *	35	32,210
Synopsys, Inc. *	32	15,788
Tyler Technologies, Inc. *	5	2,616
VeriSign, Inc.	11	3,075
Workday, Inc. *	36	8,666
		2,454,789
Technology Hardware & Equipment: 14.8%
Amphenol Corp.	190	23,513
Apple, Inc.	7,453	1,897,758
Arista Networks, Inc. *	159	23,168
CDW Corp.	17	2,708
Cisco Systems, Inc.	599	40,984
Corning, Inc.	116	9,515
	Number of Shares	Value
Technology Hardware & Equipment (continued)
Dell Technologies, Inc.	47	$6,663
F5, Inc. *	7	2,262
Hewlett Packard Enterprise Co.	212	5,207
HP, Inc.	159	4,330
Jabil, Inc.	14	3,040
Keysight Technologies, Inc. *	22	3,848
Motorola Solutions, Inc.	21	9,603
NetApp, Inc.	34	4,028
Seagate Technology Holdings PLC	36	8,498
Super Micro Computer, Inc. *	72	3,452
TE Connectivity PLC	46	10,098
Teledyne Technologies, Inc. *	6	3,516
Trimble, Inc. *	39	3,184
Western Digital Corp.	53	6,363
Zebra Technologies Corp. *	6	1,783
		2,073,521
Total Common Stocks (Cost: $7,421,955)		7,846,465

EXCHANGE TRADED FUND: 43.2%(a) (Cost: $5,642,704)
Technology Select Sector SPDR Fund	21,200	5,975,432

Total Investments: 99.9% (Cost: $13,064,659)		13,821,897
Other assets less liabilities: 0.1%		19,777
NET ASSETS: 100.0%		$13,841,674

See Notes to Financial Statements

VANECK TECHNOLOGY TRUSECTOR ETF

SCHEDULE OF INVESTMENTS

(continued)

Footnotes:

*	Non-income producing
(a)	The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov or on the fund’s webpage.

The summary of inputs used to value the Fund’s investments as of September 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$7,846,465	$—	$—	$7,846,465
Exchange Traded Fund	5,975,432	—	—	5,975,432
Total Investments	$13,821,897	$—	$—	$13,821,897

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

VANECK VIDEO GAMING AND ESPORTS ETF

SCHEDULE OF INVESTMENTS

September 30, 2025

	Number of Shares	Value
COMMON STOCKS: 99.7%
Australia: 4.9%
Aristocrat Leisure Ltd.	547,883	$25,403,634

China: 21.5%
China Ruyi Holdings Ltd. (HKD) * †	33,984,000	12,972,659
Kingsoft Corp. Ltd. (HKD)	2,892,400	12,836,787
NetEase, Inc. (ADR)	226,647	34,448,078
Tencent Holdings Ltd. (HKD)	499,000	42,528,058
XD, Inc. (HKD)	778,200	8,116,220
		110,901,802
France: 0.8%
Ubisoft Entertainment SA *	349,683	4,019,906

Japan: 26.9%
Bandai Namco Holdings, Inc.	670,900	22,352,078
Capcom Co. Ltd.	847,100	23,030,747
Konami Group Corp. †	151,100	21,827,501
Nexon Co. Ltd.	1,002,400	22,028,039
Nintendo Co. Ltd.	434,600	37,652,180
Square Enix Holdings Co. Ltd. †	568,500	12,250,535
		139,141,080
Poland: 3.3%
CD Projekt SA	228,350	17,056,725

South Korea: 6.1%
Krafton, Inc. *	96,380	20,124,448
NCSoft Corp.	46,958	7,234,513
Netmarble Corp. 144A	90,266	3,974,021
		31,332,982
	Number of Shares	Value
Sweden: 1.1%
Embracer Group AB * †	531,946	$5,908,715

Taiwan: 6.2%
International Games System Co. Ltd.	873,000	22,604,537
Micro-Star International Co. Ltd.	2,493,000	9,528,763
		32,133,300
United States: 28.9%
Electronic Arts, Inc.	164,160	33,111,072
GameStop Corp. *	938,428	25,600,316
Roblox Corp. *	267,802	37,095,933
Take-Two Interactive Software, Inc. *	124,949	32,281,824
Unity Software, Inc. * †	530,614	21,245,784
		149,334,929
Total Common Stocks (Cost: $402,790,149)		515,233,073

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.7%
Money Market Fund: 0.7% (Cost: $3,464,882)
State Street Navigator Securities Lending Government Money Market Portfolio 4.18%(a)	3,464,882	3,464,882

Total Investments: 100.4% (Cost: $406,255,031)		518,697,955
Liabilities in excess of other assets: (0.4)%		(2,035,412)
NET ASSETS: 100.0%		$516,662,543

Definitions:

ADR	American Depositary Receipt
HKD	Hong Kong Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $31,903,997.
*	Non-income producing
(a)	Rate shown is the 1-day yield as of 09/30/25.

See Notes to Financial Statements

VANECK VIDEO GAMING AND ESPORTS ETF

SCHEDULE OF INVESTMENTS

(continued)

The summary of inputs used to value the Fund’s investments as of September 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$25,403,634	$—	$25,403,634
China	34,448,078	76,453,724	—	110,901,802
France	—	4,019,906	—	4,019,906
Japan	—	139,141,080	—	139,141,080
Poland	—	17,056,725	—	17,056,725
South Korea	—	31,332,982	—	31,332,982
Sweden	—	5,908,715	—	5,908,715
Taiwan	—	32,133,300	—	32,133,300
United States	149,334,929	—	—	149,334,929
Money Market Fund	3,464,882	—	—	3,464,882
Total Investments	$187,247,889	$331,450,066	$—	$518,697,955

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2025

	Alternative Asset Manager ETF	Biotech ETF	Commodity Strategy ETF (a)	Consumer Discretionary TruSector ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$100,029,523	$347,204,498	$40,879,898	$4,157,425
Short-term investments held as collateral for securities loaned (3)	—	321	—	—
Cash	32,896	290,571	134,450	823
Cash on deposit with broker for futures contracts	—	—	1,597,001	—
Receivables:
Investment securities sold	—	—	—	3,354
Dividends and interest	35,117	2,451	—	—
Net variation margin on futures contracts	—	—	1,234,100	—
Total assets	100,097,536	347,497,841	43,845,449	4,161,602
Liabilities:
Payables:
Collateral for securities loaned	—	321	—	—
Due to Adviser	25,045	100,584	18,685	162
Deferred Trustee fees	—	64,926	—	—
Accrued expenses	—	226	—	—
Total liabilities	25,045	166,057	18,685	162
NET ASSETS	$100,072,491	$347,331,784	$43,826,764	$4,161,440
Shares outstanding	3,625,000	2,096,503	800,000	160,000
Net asset value, redemption and offering price per share	$27.61	$165.67	$54.78	$26.01
Net Assets consist of:
Aggregate paid-in capital	$101,446,075	$631,416,673	$38,621,388	$4,064,193
Total distributable earnings (loss)	(1,373,584)	(284,084,889)	5,205,376	97,247
NET ASSETS	$100,072,491	$347,331,784	$43,826,764	$4,161,440
(1) Includes Investment in securities on loan, at market value	$—	$17,211,474	$—	$—
(2) Cost of investments - Unaffiliated issuers	$101,457,044	$356,820,871	$40,872,891	$4,062,177
(3) Cost of short-term investments held as collateral for securities loaned	$—	$321	$—	$—

(a)	Consolidated Statement of Assets and Liabilities

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2025

	Digital Transformation ETF	Durable High Dividend ETF	Energy Income ETF	Environmental Services ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$320,949,017	$43,881,450	$73,351,666	$91,467,004
Short-term investments held as collateral for securities loaned (3)	25,392,112	—	1,845,081	2,247,557
Cash	110	164,953	—	75,380
Cash denominated in foreign currency, at value (4)	267	—	34,571	—
Receivables:
Investment securities sold	15,307,013	—	—	—
Shares of beneficial interest sold	7,811,280	—	—	—
Dividends and interest	74,818	80,644	120,012	28,130
Federal and State income taxes	—	—	14,979	—
Prepaid expenses	—	—	—	1,825
Other assets	—	—	—	301
Total assets	369,534,617	44,127,047	75,366,309	93,820,197
Liabilities:
Payables:
Investment securities purchased	11,742,231	—	—	—
Shares of beneficial interest redeemed	5,970,203	—	—	—
Collateral for securities loaned	25,392,112	—	1,845,081	2,247,557
Line of credit	5,004,427	—	73,625	—
Due to Adviser	127,916	10,662	26,793	31,972
Due to custodian	—	—	23,042	—
Deferred Trustee fees	—	624	—	5,236
Accrued expenses	6,656	—	242	44,919
Total liabilities	48,243,545	11,286	1,968,783	2,329,684
NET ASSETS	$321,291,072	$44,115,761	$73,397,526	$91,490,513
Shares outstanding	14,800,000	1,300,000	739,720	2,350,000
Net asset value, redemption and offering price per share	$21.71	$33.94	$99.22	$38.93
Net Assets consist of:
Aggregate paid-in capital	$346,182,327	$64,984,421	$64,893,380	$110,771,073
Total distributable earnings (loss)	(24,891,255)	(20,868,660)	8,504,146	(19,280,560)
NET ASSETS	$321,291,072	$44,115,761	$73,397,526	$91,490,513
(1) Includes Investment in securities on loan, at market value	$88,433,340	$34,364	$2,766,948	$6,683,660
(2) Cost of investments - Unaffiliated issuers	$260,046,375	$43,814,754	$67,303,347	$81,906,450
(3) Cost of short-term investments held as collateral for securities loaned	$25,392,112	$—	$1,845,081	$2,247,557
(4) Cost of cash denominated in foreign currency	$268	$—	$34,521	$—

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2025

	Fabless Semiconductor ETF	Gaming ETF	Long/Flat Trend ETF	Morningstar Global Wide Moat ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$164,625,338	$26,899,101	$27,841,857	$18,060,293
Short-term investments held as collateral for securities loaned (3)	—	89,910	—	—
Cash	110,583	41,681	90,414	19,637
Cash denominated in foreign currency, at value (4)	—	909	—	99
Receivables:
Dividends and interest	15,803	64,683	79,109	37,506
Prepaid expenses	—	976	870	823
Other assets	—	657	88	27
Total assets	164,751,724	27,097,917	28,012,338	18,118,385
Liabilities:
Payables:
Investment securities purchased	—	—	—	8,745
Collateral for securities loaned	—	89,910	—	—
Due to Adviser	44,907	9,511	7,430	2,535
Deferred Trustee fees	—	11,958	1,691	439
Accrued expenses	—	51,232	38,959	55,031
Total liabilities	44,907	162,611	48,080	66,750
NET ASSETS	$164,706,817	$26,935,306	$27,964,258	$18,051,635
Shares outstanding	4,300,000	600,000	525,000	400,000
Net asset value, redemption and offering price per share	$38.30	$44.89	$53.27	$45.13
Net Assets consist of:
Aggregate paid-in capital	$156,308,773	$61,502,698	$31,827,181	$13,121,887
Total distributable earnings (loss)	8,398,044	(34,567,392)	(3,862,923)	4,929,748
NET ASSETS	$164,706,817	$26,935,306	$27,964,258	$18,051,635
(1) Includes Investment in securities on loan, at market value	$3,460,704	$1,429,031	$—	$—
(2) Cost of investments - Unaffiliated issuers	$154,871,682	$32,087,648	$23,986,980	$15,704,613
(3) Cost of short-term investments held as collateral for securities loaned	$—	$89,910	$—	$—
(4) Cost of cash denominated in foreign currency	$—	$913	$—	$99

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2025

	Morningstar International Moat ETF	Morningstar SMID Moat ETF	Morningstar Wide Moat ETF	Morningstar Wide Moat Value ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$193,182,611	$371,369,970	$12,684,947,289	$5,161,819
Short-term investments held as collateral for securities loaned (3)	5,052,654	—	1,724	—
Cash	—	439,504	5,327,633	22,821
Cash denominated in foreign currency, at value (4)	14,989	—	—	—
Receivables:
Investment securities sold	—	—	4,953,572	—
Due from Adviser	—	—	—	8,789
Dividends and interest	759,584	239,557	15,387,648	7,185
Prepaid expenses	2,910	3,640	19,947	725
Other assets	244	—	66,581	2
Total assets	199,012,992	372,052,671	12,710,704,394	5,201,341
Liabilities:
Payables:
Shares of beneficial interest redeemed	—	—	4,957,238	—
Collateral for securities loaned	5,052,654	—	1,724	—
Line of credit	244,051	—	—	—
Due to Adviser	72,959	141,165	4,737,566	—
Due to custodian	4,363	—	—	—
Deferred Trustee fees	3,928	1,321	258,480	9
Accrued expenses	58,881	53,243	304,741	40,585
Total liabilities	5,436,836	195,729	10,259,749	40,594
NET ASSETS	$193,576,156	$371,856,942	$12,700,444,645	$5,160,747
Shares outstanding	5,200,000	10,300,000	128,100,000	150,000
Net asset value, redemption and offering price per share	$37.23	$36.10	$99.14	$34.40
Net Assets consist of:
Aggregate paid-in capital	$187,052,999	$430,211,140	$15,154,825,379	$5,494,970
Total distributable earnings (loss)	6,523,157	(58,354,198)	(2,454,380,734)	(334,223)
NET ASSETS	$193,576,156	$371,856,942	$12,700,444,645	$5,160,747
(1) Includes Investment in securities on loan, at market value	$16,905,999	$1,556,313	$157,947,248	$—
(2) Cost of investments - Unaffiliated issuers	$178,929,435	$359,485,675	$12,718,173,655	$5,249,082
(3) Cost of short-term investments held as collateral for securities loaned	$5,052,654	$—	$1,724	$—
(4) Cost of cash denominated in foreign currency	$14,974	$—	$—	$—

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2025

	Pharmaceutical ETF	Real Assets ETF (a)	Retail ETF	Robotics ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$565,816,792	$107,021,549	$261,420,283	$21,161,981
Affiliated issuers (3)	—	66,755,782	—	—
Short-term investments held as collateral for securities loaned (4)	8,830,320	15,667,313	—	356,711
Cash	1,033,381	887,499	9,431	—
Cash denominated in foreign currency, at value (5)	—	—	—	21,886
Receivables:
Shares of beneficial interest sold	22,586,092	1,720,129	—	—
Dividends and interest	1,458,014	9,886	37,654	37,604
Prepaid expenses	—	1,828	—	—
Other assets	—	103	—	—
Total assets	599,724,599	192,064,089	261,467,368	21,578,182
Liabilities:
Payables:
Investment securities purchased	22,591,890	1,712,166	—	—
Collateral for securities loaned	8,830,320	15,667,313	—	356,711
Due to Adviser	163,822	39,706	75,325	7,968
Due to custodian	—	—	—	14,339
Deferred Trustee fees	36,037	1,409	10,259	—
Accrued expenses	1,830	50,101	4	—
Total liabilities	31,623,899	17,470,695	85,588	379,018
NET ASSETS	$568,100,700	$174,593,394	$261,381,780	$21,199,164
Shares outstanding	6,288,138	5,075,000	1,041,531	425,000
Net asset value, redemption and offering price per share	$90.34	$34.40	$250.96	$49.88
Net Assets consist of:
Aggregate paid-in capital	$824,427,981	$166,544,395	$258,547,784	$19,262,035
Total distributable earnings (loss)	(256,327,281)	8,048,999	2,833,996	1,937,129
NET ASSETS	$568,100,700	$174,593,394	$261,381,780	$21,199,164
(1) Includes Investment in securities on loan, at market value	$35,145,445	$24,265,877	$—	$650,666
(2) Cost of investments - Unaffiliated issuers	$632,547,847	$85,803,476	$216,754,039	$19,093,212
(3) Cost of investments - Affiliated issuers	$—	$56,084,503	$—	$—
(4) Cost of short-term investments held as collateral for securities loaned	$8,830,320	$15,667,313	$—	$356,711
(5) Cost of cash denominated in foreign currency	$—	$—	$—	$21,814

(a)	Consolidated Statement of Assets and Liabilities

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2025

	Semiconductor ETF	Social Sentiment ETF	Technology TruSector ETF	Video Gaming and eSports ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$31,932,120,017	$115,042,560	$13,821,897	$515,233,073
Short-term investments held as collateral for securities loaned (3)	25,350	3,638,347	—	3,464,882
Cash	21,621,552	101,994	20,232	1,335,248
Cash denominated in foreign currency, at value (4)	—	—	—	370,475
Receivables:
Investment securities sold	16,323,672	—	—	—
Shares of beneficial interest sold	424,418,241	899,431	—	—
Dividends and interest	14,089,345	49,545	347	378,081
Prepaid expenses	—	—	—	2,923
Other assets	—	—	—	987
Total assets	32,408,598,177	119,731,877	13,842,476	520,785,669
Liabilities:
Payables:
Investment securities purchased	424,415,470	899,492	—	370,880
Shares of beneficial interest redeemed	16,323,778	—	—	—
Collateral for securities loaned	25,350	3,638,347	—	3,464,882
Due to Adviser	8,424,411	65,587	802	202,718
Deferred Trustee fees	97,455	—	—	16,077
Accrued expenses	4,327	265	—	68,569
Total liabilities	449,290,791	4,603,691	802	4,123,126
NET ASSETS	$31,959,307,386	$115,128,186	$13,841,674	$516,662,543
Shares outstanding	97,891,874	3,200,000	530,000	4,250,000
Net asset value, redemption and offering price per share	$326.48	$35.98	$26.12	$121.57
Net Assets consist of:
Aggregate paid-in capital	$30,426,015,851	$230,185,133	$13,076,976	$414,254,940
Total distributable earnings (loss)	1,533,291,535	(115,056,947)	764,698	102,407,603
NET ASSETS	$31,959,307,386	$115,128,186	$13,841,674	$516,662,543
(1) Includes Investment in securities on loan, at market value	$24,809,454	$13,914,392	$—	$31,903,997
(2) Cost of investments - Unaffiliated issuers	$28,748,584,070	$101,747,891	$13,064,659	$402,790,149
(3) Cost of short-term investments held as collateral for securities loaned	$25,350	$3,638,347	$—	$3,464,882
(4) Cost of cash denominated in foreign currency	$—	$—	$—	$370,474

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended September 30, 2025

	Alternative Asset Manager ETF (a)	Biotech ETF	Commodity Strategy ETF (b)	Consumer Discretionary TruSector ETF (c)
Income:
Dividends	$185,812	$3,675,874	$—	$2,176
Interest	664	8,447	1,336,428	—
Securities lending income	—	14,837	—	—
Net foreign taxes withheld	(6,514)	(44,785)	—	—
Total income	179,962	3,654,373	1,336,428	2,176

Expenses:
Management fees	57,852	1,309,035	171,226	181
Interest	—	1,695	—	—
Taxes	—	243	58	—
Total expenses	57,852	1,310,973	171,284	181
Net investment income	122,110	2,343,400	1,165,144	1,995

Net realized gain (loss) on:
Investments	(71,955)	(33,541,378)	201	4
In-kind redemptions	1,494,419	33,940,712	—	—
Futures contracts	—	—	3,753,875	—
Foreign currency transactions and foreign denominated assets and liabilities	1,393	—	—	—
Net realized gain	1,423,857	399,334	3,754,076	4

Net change in unrealized appreciation (depreciation) on:
Investments	(1,427,520)	(33,040,724)	491	95,248
Futures contracts	—	—	701,868	—
Foreign currency translations and foreign denominated assets and liabilities	(143)	—	—	—
Net change in unrealized appreciation (depreciation)	(1,427,663)	(33,040,724)	702,359	95,248
Net increase (decrease) in net assets resulting from operations	$118,304	$(30,297,990)	$5,621,579	$97,247

(a)	For the period June 5, 2025 (commencement of operations) through September 30, 2025.
(b)	Consolidated Statement of Operations
(c)	For the period August 21, 2025 (commencement of operations) through September 30, 2025.

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended September 30, 2025

	Digital Transformation ETF	Durable High Dividend ETF	Energy Income ETF	Environmental Services ETF
Income:
Dividends	$—	$1,776,367	$2,292,236	$644,089
Interest	16,579	2,069	1,996	2,257
Securities lending income	1,202,666	148	37,175	68,747
Net foreign taxes withheld	(234)	—	(189,745)	(9,156)
Total income	1,219,011	1,778,584	2,141,662	705,937

Expenses:
Management fees	1,024,859	133,870	340,409	415,281
Professional fees	—	—	—	43,409
Custody and accounting fees	—	—	—	23,128
Reports to shareholders	—	—	—	17,353
Trustees’ fees and expenses	—	—	—	2,813
Exchange listing fees	—	—	—	6,782
Insurance	—	—	—	3,007
Interest	35,382	2,609	5,607	1,661
Taxes	358	243	4,101	263
Other	—	—	—	398
Total expenses	1,060,599	136,722	350,117	514,095
Expenses assumed by the Adviser	—	—	—	(55,362)
Net expenses	1,060,599	136,722	350,117	458,733
Net investment income	158,412	1,641,862	1,791,545	247,204

Net realized gain (loss) on:
Investments	(22,105,432)	(3,800,487)	1,736,033	(2,341,877)
In-kind redemptions	123,052,770	4,446,129	9,625,392	8,662,105
Foreign currency transactions and foreign denominated assets and liabilities	(32,732)	—	(3,591)	10
Net realized gain	100,914,606	645,642	11,357,834	6,320,238

Net change in unrealized appreciation (depreciation) on:
Investments	32,088,814	(2,203,751)	(999,595)	71,366
Foreign currency translations and foreign denominated assets and liabilities	(54)	—	133	—
Net change in unrealized appreciation (depreciation)	32,088,760	(2,203,751)	(999,462)	71,366
Net increase in net assets resulting from operations	$133,161,778	$83,753	$12,149,917	$6,638,808

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended September 30, 2025

	Fabless Semiconductor ETF	Gaming ETF	Long/Flat Trend ETF	Morningstar Global Wide Moat ETF
Income:
Dividends	$217,166	$1,010,432	$334,103	$380,896
Interest	621	1,859	62,547	1,213
Securities lending income	2,003	5,384	2,027	1,834
Net foreign taxes withheld	—	(28,779)	—	(29,220)
Total income	219,790	988,896	398,677	354,723

Expenses:
Management fees	173,684	145,801	130,134	72,654
Professional fees	—	43,044	37,013	44,872
Custody and accounting fees	—	31,063	21,753	43,158
Reports to shareholders	—	10,390	10,010	11,265
Trustees’ fees and expenses	—	3,452	1,519	961
Exchange listing fees	—	3,989	6,782	3,989
Insurance	—	1,020	1,046	1,050
Interest	—	1,561	—	212
Taxes	227	263	78	263
Other	—	781	340	5,529
Total expenses	173,911	241,364	208,675	183,953
Expenses assumed by the Adviser	—	(49,999)	(65,449)	(99,523)
Net expenses	173,911	191,365	143,226	84,430
Net investment income	45,879	797,531	255,451	270,293

Net realized gain (loss) on:
Investments	(1,406,695)	(2,363,114)	32,033	2,381,762
In-kind redemptions	16,603,911	(491,223)	4,133,357	—
Foreign currency transactions and foreign denominated assets and liabilities	—	5,666	—	1,126
Net realized gain (loss)	15,197,216	(2,848,671)	4,165,390	2,382,888

Net change in unrealized appreciation (depreciation) on:
Investments	9,283,660	2,103,952	(1,770,197)	(93,489)
Foreign currency translations and foreign denominated assets and liabilities	—	(470)	—	(376)
Net change in unrealized appreciation (depreciation)	9,283,660	2,103,482	(1,770,197)	(93,865)
Net increase in net assets resulting from operations	$24,526,755	$52,342	$2,650,644	$2,559,316

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended September 30, 2025

	Morningstar International Moat ETF	Morningstar SMID Moat ETF	Morningstar Wide Moat ETF	Morningstar Wide Moat Value ETF
Income:
Dividends	$4,937,123	$6,364,116	$251,535,605	$113,820
Interest	2,969	15,159	446,395	824
Securities lending income	56,003	—	212,603	18
Net foreign taxes withheld	(405,165)	—	(798,696)	(452)
Total income	4,590,930	6,379,275	251,395,907	114,210

Expenses:
Management fees	908,609	1,784,307	63,072,114	22,112
Professional fees	73,069	46,252	44,326	45,078
Custody and accounting fees	64,926	31,576	203,114	20,292
Reports to shareholders	36,357	48,514	594,157	4,582
Trustees’ fees and expenses	6,317	7,578	339,914	600
Registration fees	—	20,480	320,493	719
Exchange listing fees	3,989	5,984	3,989	6,982
Insurance	5,375	6,729	94,537	1,049
Interest	42,459	2,149	22,929	52
Taxes	378	263	259	247
Other	6,490	2,871	107,727	766
Total expenses	1,147,969	1,956,703	64,803,559	102,479
Expenses assumed by the Adviser	(87,490)	(11,379)	—	(78,103)
Net expenses	1,060,479	1,945,324	64,803,559	24,376
Net investment income	3,530,451	4,433,951	186,592,348	89,834

Net realized gain (loss) on:
Investments - unaffiliated issuers	14,237,524	(46,488,421)	(716,770,319)	(300,063)
Investments - affiliated issuers	—	—	(68,682,457)	—
In-kind redemptions	5,032,229	66,142,385	2,305,036,844	623,888
In-kind redemptions - affiliated issuers	—	—	944,126	—
Foreign currency transactions and foreign denominated assets and liabilities	6,918	—	—	—
Net realized gain	19,276,671	19,653,964	1,520,528,194	323,825

Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(9,381,829)	(17,085,986)	(1,399,817,720)	(226,021)
Investments - affiliated issuers	—	—	(30,728,757)	—
Foreign currency translations and foreign denominated assets and liabilities	18,439	—	—	—
Net change in unrealized appreciation (depreciation)	(9,363,390)	(17,085,986)	(1,430,546,477)	(226,021)
Net increase in net assets resulting from operations	$13,443,732	$7,001,929	$276,574,065	$187,638

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended September 30, 2025

	Pharmaceutical ETF	Real Assets ETF (a)	Retail ETF	Robotics ETF
Income:
Dividends - unaffiliated issuers	$15,917,238	$885,192	$2,852,869	$204,464
Dividends - affiliated issuers	—	1,129,982	—	—
Interest	8,459	21,574	4,699	637
Securities lending income	221,960	95,858	1,516	1,533
Net foreign taxes withheld	(637,870)	—	—	(26,968)
Total income	15,509,787	2,132,606	2,859,084	179,666

Expenses:
Management fees	2,091,739	562,035	836,277	68,842
Professional fees	—	41,555	—	—
Custody and accounting fees	—	24,086	—	—
Reports to shareholders	—	19,733	—	—
Trustees’ fees and expenses	—	2,581	—	—
Exchange listing fees	—	7,978	—	—
Insurance	—	3,078	—	—
Interest	79,306	334	4,773	164
Taxes	358	263	243	231
Other	—	3,038	—	—
Total expenses	2,171,403	664,681	841,293	69,237
Waiver of management fees	—	(224,841)	—	—
Net expenses	2,171,403	439,840	841,293	69,237
Net investment income	13,338,384	1,692,766	2,017,791	110,429

Net realized gain (loss) on:
Investments - unaffiliated issuers	(27,276,288)	(50,762)	(11,468,038)	(230,838)
Investments - affiliated issuers	—	(320,568)	—	—
In-kind redemptions - unaffiliated issuers	67,554,847	478,789	23,556,612	1,337,139
In-kind redemptions - affiliated issuers	—	585,383	—	—
Capital gain distributions from investment companies - unaffiliated issuers	—	1,322	—	—
Capital gain distributions from investment companies - affiliated issuers	—	173,994	—	—
Foreign currency transactions and foreign denominated assets and liabilities	—	—	—	1,903
Net realized gain	40,278,559	868,158	12,088,574	1,108,204

Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(76,413,557)	12,767,358	21,556,621	887,851
Investments - affiliated issuers	—	9,466,222	—	—
Foreign currency translations and foreign denominated assets and liabilities	—	—	—	(327)
Net change in unrealized appreciation (depreciation)	(76,413,557)	22,233,580	21,556,621	887,524
Net increase (decrease) in net assets resulting from operations	$(22,796,614)	$24,794,504	$35,662,986	$2,106,157

(a)	Consolidated Statement of Operations

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended September 30, 2025

	Semiconductor ETF	Social Sentiment ETF	Technology TruSector ETF (a)	Video Gaming and eSports ETF
Income:
Dividends	$204,980,735	$300,846	$8,002	$3,248,689
Interest	640,290	5,567	18	9,262
Securities lending income	130,844	80,980	—	61,448
Net foreign taxes withheld	(11,630,368)	(819)	(6)	(323,507)
Total income	194,121,501	386,574	8,014	2,995,892

Expenses:
Management fees	83,935,522	499,817	820	1,672,437
Professional fees	—	—	—	42,416
Custody and accounting fees	—	—	—	54,507
Reports to shareholders	—	—	—	39,171
Trustees’ fees and expenses	—	—	—	10,545
Exchange listing fees	—	—	—	3,989
Insurance	—	—	—	5,216
Interest	27,260	7,259	—	13,703
Taxes	243	243	—	263
Other	—	—	—	8,247
Total expenses	83,963,025	507,319	820	1,850,494
Net investment income (loss)	110,158,476	(120,745)	7,194	1,145,398

Net realized gain (loss) on:
Investments	(549,263,105)	(11,650,262)	266	61,113,205
In-kind redemptions	4,531,564,353	36,346,730	—	7,220,036
Foreign currency transactions and foreign denominated assets and liabilities	—	—	—	43,658
Net realized gain	3,982,301,248	24,696,468	266	68,376,899

Net change in unrealized appreciation (depreciation) on:
Investments	3,544,172,223	11,113,851	757,238	90,952,525
Foreign currency translations and foreign denominated assets and liabilities	—	—	—	860
Net change in unrealized appreciation (depreciation)	3,544,172,223	11,113,851	757,238	90,953,385
Net increase in net assets resulting from operations	$7,636,631,947	$35,689,574	$764,698	$160,475,682

(a)	For the period August 21, 2025 (commencement of operations) through September 30, 2025.

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Alternative Asset Manager ETF	Biotech ETF
	Period Ended September 30, 2025(a)	Year Ended September 30, 2025	Year Ended September 30, 2024
Operations:
Net investment income	$122,110	$2,343,400	$2,510,056
Net realized gain	1,423,857	399,334	16,948,283
Net change in unrealized appreciation (depreciation)	(1,427,663)	(33,040,724)	42,382,577
Net increase (decrease) in net assets resulting from operations	118,304	(30,297,990)	61,840,916

Distributions to shareholders from:
Distributable earnings	—	(3,149,907)	(2,099,973)

Share transactions*:
Proceeds from sale of shares	108,919,924	52,631,434	111,263,335
Cost of shares redeemed	(8,965,737)	(123,842,093)	(169,993,318)
Net increase (decrease) in net assets resulting from share transactions	99,954,187	(71,210,659)	(58,729,983)
Total increase (decrease) in net assets	100,072,491	(104,658,556)	1,010,960
Net Assets, beginning of period	—	451,990,340	450,979,380
Net Assets, end of period	$100,072,491	$347,331,784	$451,990,340

*Transactions in capital shares:
Shares sold	3,950,000	325,000	675,000
Shares redeemed	(325,000)	(775,000)	(1,025,000)
Net increase (decrease)	3,625,000	(450,000)	(350,000)

(a)	For the period June 5, 2025 (commencement of operations) through September 30, 2025.

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Commodity Strategy ETF (a)		Consumer Discretionary TruSector ETF
	Year Ended September 30, 2025	Year Ended September 30, 2024	Period Ended September 30, 2025(b)
Operations:
Net investment income	$1,165,144	$1,189,938	$1,995
Net realized gain (loss)	3,754,076	(1,941,602)	4
Net change in unrealized appreciation (depreciation)	702,359	(288,326)	95,248
Net increase (decrease) in net assets resulting from operations	5,621,579	(1,039,990)	97,247

Distributions to shareholders from:
Distributable earnings	(850,000)	(1,774,980)	—

Share transactions*:
Proceeds from sale of shares	15,031,110	5,004,117	4,064,193
Cost of shares redeemed	—	(4,620,033)	—
Net increase in net assets resulting from share transactions	15,031,110	384,084	4,064,193
Total increase (decrease) in net assets	19,802,689	(2,430,886)	4,161,440
Net Assets, beginning of period	24,024,075	26,454,961	—
Net Assets, end of period	$43,826,764	$24,024,075	$4,161,440

*Transactions in capital shares:
Shares sold	300,000	100,000	160,000
Shares redeemed	—	(100,000)	—
Net increase	300,000	—	160,000

(a)	Consolidated Statement of Changes in Net Assets
(b)	For the period August 21, 2025 (commencement of operations) through September 30, 2025.

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Digital Transformation ETF		Durable High Dividend ETF
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
Operations:
Net investment income	$158,412	$858,972	$1,641,862	$1,857,549
Net realized gain	100,914,606	26,477,302	645,642	2,632,684
Net change in unrealized appreciation (depreciation)	32,088,760	32,834,890	(2,203,751)	4,781,705
Net increase in net assets resulting from operations	133,161,778	60,171,164	83,753	9,271,938

Distributions to shareholders from:
Distributable earnings	(6,650,160)	—	(1,706,175)	(2,234,105)

Share transactions*:
Proceeds from sale of shares	286,595,818	64,229,694	26,321,472	28,880,844
Cost of shares redeemed	(226,587,053)	(32,880,167)	(32,740,384)	(69,306,807)
Net increase (decrease) in net assets resulting from share transactions	60,008,765	31,349,527	(6,418,912)	(40,425,963)
Total increase (decrease) in net assets	186,520,383	91,520,691	(8,041,334)	(33,388,130)
Net Assets, beginning of year	134,770,689	43,249,998	52,157,095	85,545,225
Net Assets, end of year	$321,291,072	$134,770,689	$44,115,761	$52,157,095

*Transactions in capital shares:
Shares sold	17,050,000	6,300,000	775,000	875,000
Shares redeemed	(13,650,000)	(2,825,000)	(975,000)	(2,200,000)
Net increase (decrease)	3,400,000	3,475,000	(200,000)	(1,325,000)

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Energy Income ETF		Environmental Services ETF (a)
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
Operations:
Net investment income	$1,791,545	$1,184,914	$247,204	$394,073
Net realized gain	11,357,834	6,745,188	6,320,238	5,876,570
Net change in unrealized appreciation (depreciation)	(999,462)	5,708,044	71,366	11,859,242
Net increase in net assets resulting from operations	12,149,917	13,638,146	6,638,808	18,129,885

Distributions to shareholders from:
Distributable earnings	(2,651,849)	(327,149)	(350,020)	(725,000)
Return of capital	—	(1,435,928)	—	—
Total distributions	(2,651,849)	(1,763,077)	(350,020)	(725,000)

Share transactions*:
Proceeds from sale of shares	38,649,374	28,427,613	28,457,559	29,952,010
Cost of shares redeemed	(31,206,397)	(20,480,705)	(22,683,607)	(45,368,218)
Net increase (decrease) in net assets resulting from share transactions	7,442,977	7,946,908	5,773,952	(15,416,208)
Total increase in net assets	16,941,045	19,821,977	12,062,740	1,988,677
Net Assets, beginning of year	56,456,481	36,634,504	79,427,773	77,439,096
Net Assets, end of year	$73,397,526	$56,456,481	$91,490,513	$79,427,773

*Transactions in capital shares:
Shares sold	400,000	375,000	770,000	900,000
Shares redeemed	(325,000)	(275,000)	(620,000)	(1,400,000)
Net increase (decrease)	75,000	100,000	150,000	(500,000)

(a)	On February 6, 2025, the Fund effected a 5 for 1 share split. Share activity prior to this date has been adjusted to reflect share split.

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Fabless Semiconductor ETF		Gaming ETF
	Year Ended September 30, 2025	Period Ended September 30, 2024(a)	Year Ended September 30, 2025	Year Ended September 30, 2024
Operations:
Net investment income	$45,879	$2,261	$797,531	$601,555
Net realized gain (loss)	15,197,216	25,461	(2,848,671)	(2,548,400)
Net change in unrealized appreciation (depreciation)	9,283,660	469,996	2,103,482	7,204,336
Net increase in net assets resulting from operations	24,526,755	497,718	52,342	5,257,491

Distributions to shareholders from:
Distributable earnings	(9,990)	—	(875,025)	(799,988)

Share transactions*:
Proceeds from sale of shares	187,958,950	6,542,655	—	—
Cost of shares redeemed	(54,185,528)	(623,743)	(10,433,177)	(16,195,540)
Net increase (decrease) in net assets resulting from share transactions	133,773,422	5,918,912	(10,433,177)	(16,195,540)
Total increase (decrease) in net assets	158,290,187	6,416,630	(11,255,860)	(11,738,037)
Net Assets, beginning of period	6,416,630	—	38,191,166	49,929,203
Net Assets, end of period	$164,706,817	$6,416,630	$26,935,306	$38,191,166

*Transactions in capital shares:
Shares sold	5,625,000	275,000	—	—
Shares redeemed	(1,575,000)	(25,000)	(250,000)	(400,000)
Net increase (decrease)	4,050,000	250,000	(250,000)	(400,000)

(a)	For the period August 28, 2024 (commencement of operations) through September 30, 2024.

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Long/Flat Trend ETF		Morningstar Global Wide Moat ETF
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
Operations:
Net investment income	$255,451	$274,877	$270,293	$291,911
Net realized gain	4,165,390	3,056,441	2,382,888	1,341,913
Net change in unrealized appreciation (depreciation)	(1,770,197)	4,869,434	(93,865)	2,487,363
Net increase in net assets resulting from operations	2,650,644	8,200,752	2,559,316	4,121,187

Distributions to shareholders from:
Distributable earnings	(199,980)	(375,000)	(811,720)	(325,000)

Share transactions*:
Proceeds from sale of shares	23,934,292	44,765,651	—	—
Cost of shares redeemed	(25,230,226)	(50,210,843)	—	(5,205,153)
Net decrease in net assets resulting from share transactions	(1,295,934)	(5,445,192)	—	(5,205,153)
Total increase (decrease) in net assets	1,154,730	2,380,560	1,747,596	(1,408,966)
Net Assets, beginning of year	26,809,528	24,428,968	16,304,039	17,713,005
Net Assets, end of year	$27,964,258	$26,809,528	$18,051,635	$16,304,039

*Transactions in capital shares:
Shares sold	525,000	1,200,000	—	—
Shares redeemed	(550,000)	(1,300,000)	—	(150,000)
Net decrease	(25,000)	(100,000)	—	(150,000)

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Morningstar International Moat ETF		Morningstar SMID Moat ETF
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
Operations:
Net investment income	$3,530,451	$6,753,483	$4,433,951	$3,898,130
Net realized gain	19,276,671	473,633	19,653,964	19,213,342
Net change in unrealized appreciation (depreciation)	(9,363,390)	35,620,282	(17,085,986)	35,773,737
Net increase in net assets resulting from operations	13,443,732	42,847,398	7,001,929	58,885,209

Distributions to shareholders from:
Distributable earnings	(7,250,000)	(5,575,320)	(4,500,405)	(1,500,150)

Share transactions*:
Proceeds from sale of shares	15,336,969	2,953,035	408,516,989	380,280,893
Cost of shares redeemed	(68,772,836)	(30,764,298)	(420,620,175)	(242,376,141)
Net increase (decrease) in net assets resulting from share transactions	(53,435,867)	(27,811,263)	(12,103,186)	137,904,752
Total increase (decrease) in net assets	(47,242,135)	9,460,815	(9,601,662)	195,289,811
Net Assets, beginning of year	240,818,291	231,357,476	381,458,604	186,168,793
Net Assets, end of year	$193,576,156	$240,818,291	$371,856,942	$381,458,604

*Transactions in capital shares:
Shares sold	450,000	100,000	11,700,000	11,850,000
Shares redeemed	(2,100,000)	(1,000,000)	(12,300,000)	(7,500,000)
Net increase (decrease)	(1,650,000)	(900,000)	(600,000)	4,350,000

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Morningstar Wide Moat ETF		Morningstar Wide Moat Value ETF
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
Operations:
Net investment income	$186,592,348	$196,819,289	$89,834	$19,814
Net realized gain	1,520,528,194	1,549,278,893	323,825	22,657
Net change in unrealized appreciation (depreciation)	(1,430,546,477)	1,761,407,557	(226,021)	138,758
Net increase in net assets resulting from operations	276,574,065	3,507,505,739	187,638	181,229

Distributions to shareholders from:
Distributable earnings	(207,996,750)	(112,006,875)	(46,995)	—

Share transactions*:
Proceeds from sale of shares	8,552,152,128	10,604,116,455	3,260,289	5,668,090
Cost of shares redeemed	(12,091,387,950)	(8,446,106,765)	(3,265,566)	(823,938)
Net increase (decrease) in net assets resulting from share transactions	(3,539,235,822)	2,158,009,690	(5,277)	4,844,152
Total increase (decrease) in net assets	(3,470,658,507)	5,553,508,554	135,366	5,025,381
Net Assets, beginning of period	16,171,103,152	10,617,594,598	5,025,381	—
Net Assets, end of period	$12,700,444,645	$16,171,103,152	$5,160,747	$5,025,381

*Transactions in capital shares:
Shares sold	91,150,000	121,650,000	100,000	175,000
Shares redeemed	(129,800,000)	(94,950,000)	(100,000)	(25,000)
Net increase (decrease)	(38,650,000)	26,700,000	—	150,000

(a)	For the period March 27, 2024 (commencement of operations) through September 30, 2024.

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Pharmaceutical ETF		Real Assets ETF (a)
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
Operations:
Net investment income	$13,338,384	$10,400,822	$1,692,766	$3,475,350
Net realized gain (loss)	40,278,559	40,785,405	868,158	(2,265,242)
Net change in unrealized appreciation (depreciation)	(76,413,557)	42,663,264	22,233,580	12,678,630
Net increase (decrease) in net assets resulting from operations	(22,796,614)	93,849,491	24,794,504	13,888,738

Distributions to shareholders from:
Distributable earnings	(13,994,082)	(9,117,032)	(1,700,055)	(4,000,118)

Share transactions*:
Proceeds from sale of shares	1,774,001,048	691,277,501	82,362,161	26,371,413
Cost of shares redeemed	(1,895,640,170)	(479,525,738)	(8,291,677)	(49,483,711)
Net increase (decrease) in net assets resulting from share transactions	(121,639,122)	211,751,763	74,070,484	(23,112,298)
Total increase (decrease) in net assets	(158,429,818)	296,484,222	97,164,933	(13,223,678)
Net Assets, beginning of year	726,530,518	430,046,296	77,428,461	90,652,139
Net Assets, end of year	$568,100,700	$726,530,518	$174,593,394	$77,428,461

*Transactions in capital shares:
Shares sold	20,300,000	7,800,000	2,675,000	1,025,000
Shares redeemed	(21,650,000)	(5,550,000)	(275,000)	(1,925,000)
Net increase (decrease)	(1,350,000)	2,250,000	2,400,000	(900,000)

(a)	Consolidated Statement of Changes in Net Assets

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Retail ETF		Robotics ETF
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
Operations:
Net investment income	$2,017,791	$2,100,612	$110,429	$58,365
Net realized gain	12,088,574	12,300,112	1,108,204	280,563
Net change in unrealized appreciation (depreciation)	21,556,621	35,513,386	887,524	1,265,065
Net increase in net assets resulting from operations	35,662,986	49,914,110	2,106,157	1,603,993

Distributions to shareholders from:
Distributable earnings	(1,700,012)	(1,849,973)	(346,470)	(61,373)

Share transactions*:
Proceeds from sale of shares	58,174,698	59,777,343	15,994,655	11,501,046
Cost of shares redeemed	(53,736,407)	(39,430,277)	(12,234,137)	—
Net increase in net assets resulting from share transactions	4,438,291	20,347,066	3,760,518	11,501,046
Total increase in net assets	38,401,265	68,411,203	5,520,205	13,043,666
Net Assets, beginning of year	222,980,515	154,569,312	15,678,959	2,635,293
Net Assets, end of year	$261,381,780	$222,980,515	$21,199,164	$15,678,959

*Transactions in capital shares:
Shares sold	250,000	300,000	375,000	275,000
Shares redeemed	(230,000)	(200,000)	(300,000)	—
Net increase	20,000	100,000	75,000	275,000

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Semiconductor ETF		Social Sentiment ETF
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
Operations:
Net investment income (loss)	$110,158,476	$94,705,065	$(120,745)	$405,552
Net realized gain	3,982,301,248	6,485,436,108	24,696,468	17,005,042
Net change in unrealized appreciation (depreciation)	3,544,172,223	778,943,630	11,113,851	2,562,248
Net increase in net assets resulting from operations	7,636,631,947	7,359,084,803	35,689,574	19,972,842

Distributions to shareholders from:
Distributable earnings	(101,925,490)	(68,496,917)	(280,350)	(324,950)

Share transactions*:
Proceeds from sale of shares	35,374,731,183	38,981,223,547	178,138,404	120,123,862
Cost of shares redeemed	(34,676,474,564)	(31,939,465,600)	(153,832,962)	(139,443,171)
Net increase (decrease) in net assets resulting from share transactions	698,256,619	7,041,757,947	24,305,442	(19,319,309)
Total increase in net assets	8,232,963,076	14,332,345,833	59,714,666	328,583
Net Assets, beginning of year	23,726,344,310	9,393,998,477	55,413,520	55,084,937
Net Assets, end of year	$31,959,307,386	$23,726,344,310	$115,128,186	$55,413,520

*Transactions in capital shares:
Shares sold	140,800,000	186,250,000	6,250,000	6,100,000
Shares redeemed	(139,600,000)	(154,350,000)	(5,625,000)	(7,100,000)
Net increase (decrease)	1,200,000	31,900,000	625,000	(1,000,000)

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Technology TruSector ETF	Video Gaming and eSports ETF
	Period Ended September 30, 2025(a)	Year Ended September 30, 2025	Year Ended September 30, 2024
Operations:
Net investment income	$7,194	$1,145,398	$753,058
Net realized gain	266	68,376,899	49,466,365
Net change in unrealized appreciation (depreciation)	757,238	90,953,385	49,191,266
Net increase in net assets resulting from operations	764,698	160,475,682	99,410,689

Distributions to shareholders from:
Distributable earnings	—	(1,222,750)	(2,439,900)

Share transactions*:
Proceeds from sale of shares	13,076,976	114,588,123	48,365,238
Cost of shares redeemed	—	(20,957,811)	(124,150,797)
Net increase (decrease) in net assets resulting from share transactions	13,076,976	93,630,312	(75,785,559)
Total increase in net assets	13,841,674	252,883,244	21,185,230
Net Assets, beginning of period	—	263,779,299	242,594,069
Net Assets, end of period	$13,841,674	$516,662,543	$263,779,299

*Transactions in capital shares:
Shares sold	530,000	1,050,000	750,000
Shares redeemed	—	(250,000)	(2,000,000)
Net increase (decrease)	530,000	800,000	(1,250,000)

(a)	For the period August 21, 2025 (commencement of operations) through September 30, 2025.

See Notes to Financial Statements

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Alternative Asset Manager ETF

	Period Ended September 30, 2025 (a)

Net asset value, beginning of period	$25.01
Net investment income (b)	0.08
Net realized and unrealized gain on investments	2.52	(c)
Total from investment operations	2.60
Net asset value, end of period	$27.61
Total return (d)	10.38%

Ratios to average net assets
Expenses	0.40	%(e)
Net investment income	0.84	%(e)
Supplemental data
Net assets, end of period (in millions)	$100
Portfolio turnover rate (f)	5%

(a)	For the period June 5, 2025 (commencement of operations) through September 30, 2025.
(b)	Calculated based upon average shares outstanding
(c)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(d)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

65

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Biotech ETF
	Year Ended September 30,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$177.49	$155.70	$140.61	$201.99	$162.01
Net investment income (a)	1.01	0.92	0.70	0.69	0.42
Net realized and unrealized gain (loss) on investments	(11.58)	21.58	15.14	(61.67)	40.17
Total from investment operations	(10.57)	22.50	15.84	(60.98)	40.59
Distributions from:
Net investment income	(1.25)	(0.71)	(0.75)	(0.40)	(0.61)
Net asset value, end of year	$165.67	$177.49	$155.70	$140.61	$201.99
Total return (b)	(5.93)%	14.50%	11.24%	(30.24)%	25.13%

Ratios to average net assets
Gross expenses (c)	0.35%	0.35%	0.35%	0.35%	0.38%
Net expenses (c)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.63%	0.56%	0.44%	0.42%	0.23%
Supplemental data
Net assets, end of year (in millions)	$347	$452	$451	$414	$590
Portfolio turnover rate (d)	19%	19%	18%	24%	41%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Periods after September 30, 2021 reflect a unitary management fee structure.
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

66

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Commodity Strategy ETF(a)

	Year Ended September 30,		Period Ended September 30,
	2025	2024	2023 (b)

Net asset value, beginning of period	$48.05	$52.91	$50.00
Net investment income (c)	1.88	2.33	1.69
Net realized and unrealized gain (loss) on investments	6.55	(4.23)	1.22
Total from investment operations	8.43	(1.90)	2.91
Distributions from:
Net investment income	(1.70)	(2.96)	—
Net asset value, end of period	$54.78	$48.05	$52.91
Total return (d)	18.15%	(3.41)%	5.82%

Ratios to average net assets
Expenses	0.55%	0.55%	0.55	%(e)
Net investment income	3.74%	4.78%	4.36	%(e)
Supplemental data
Net assets, end of period (in millions)	$44	$24	$26
Portfolio turnover rate (f)	—%	—%	—%

(a)	Consolidated Financial Highlights
(b)	For the period December 21, 2022 (commencement of operations) through September 30, 2023.
(c)	Calculated based upon average shares outstanding
(d)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

67

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Consumer Discretionary TruSector ETF

	Period Ended September 30, 2025 (a)

Net asset value, beginning of period	$24.71
Net investment income (b)	0.03
Net realized and unrealized gain on investments	1.27
Total from investment operations	1.30
Net asset value, end of period	$26.01
Total return (c)	5.24%

Ratios to average net assets
Expenses (d)	0.10	%(e)
Net investment income (d)	1.15	%(e)
Supplemental data
Net assets, end of period (in millions)	$4
Portfolio turnover rate (f)	—	%(g)

(a)	For the period August 21, 2025 (commencement of operations) through September 30, 2025.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.
(g)	Amount represents less than 0.5%

See Notes to Financial Statements

68

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Digital Transformation ETF

	Year Ended September 30,				Period Ended September 30,
	2025	2024	2023	2022	2021 (a)

Net asset value, beginning of period	$11.82	$5.46	$4.95	$22.81	$35.25
Net investment income (b)	0.01	0.09	0.15	0.26	—	(c)
Net realized and unrealized gain (loss) on investments	10.46	6.27	0.36	(16.24)	(12.44)
Total from investment operations	10.47	6.36	0.51	(15.98)	(12.44)
Distributions from:
Net investment income	(0.58)	—	—	(1.88)	—
Net asset value, end of period	$21.71	$11.82	$5.46	$4.95	$22.81
Total return (d)	90.26%	116.65%	10.29%	(76.33)%	(35.30)%

Ratios to average net assets
Expenses	0.52%	0.51%	0.51%	0.50%	0.58	%(e)
Expenses excluding interest and taxes	0.50%	0.50%	0.50%	0.50%	N/A
Net investment income	0.08%	0.91%	2.81%	2.28%	0.02	%(e)
Supplemental data
Net assets, end of period (in millions)	$321	$135	$43	$30	$46
Portfolio turnover rate (f)	74%	80%	57%	74%	49%

(a)	For the period April 13, 2021 (commencement of operations) through September 30, 2021.
(b)	Calculated based upon average shares outstanding
(c)	Amount represents less than $0.005 per share.
(d)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

69

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Durable High Dividend ETF
	Year Ended September 30,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$34.77	$30.28	$27.72	$30.59	$26.78
Net investment income (a)	1.18	0.98	1.07	0.99	1.01
Net realized and unrealized gain (loss) on investments	(0.80)	4.56	2.50	(2.90)	3.71
Total from investment operations	0.38	5.54	3.57	(1.91)	4.72
Distributions from:
Net investment income	(1.21)	(1.05)	(1.01)	(0.96)	(0.91)
Net asset value, end of year	$33.94	$34.77	$30.28	$27.72	$30.59
Total return (b)	1.28%	18.79%	12.91%	(6.58)%	17.89%

Ratios to average net assets
Gross expenses (c)	0.30%	0.30%	0.30%	0.29%	0.53%
Net expenses (c)	0.30%	0.30%	0.30%	0.29%	0.29%
Net expenses excluding interest and taxes (c)	0.29%	0.29%	0.29%	0.29%	N/A
Net investment income	3.56%	3.13%	3.42%	3.19%	3.38%
Supplemental data
Net assets, end of year (in millions)	$44	$52	$86	$73	$51
Portfolio turnover rate (d)	66%	62%	61%	50%	50%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Periods after September 30, 2021 reflect a unitary management fee structure.
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

70

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Energy Income ETF
	Year Ended September 30,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$84.93	$64.87	$56.84	$54.25	$34.29
Net investment income (a)	2.27	1.97	1.51	1.17	1.15
Net realized and unrealized gain on investments	15.36	20.94	9.04	3.67	21.90
Total from investment operations	17.63	22.91	10.55	4.84	23.05
Distributions from:
Net investment income	(2.26)	(0.55)	(1.34)	(1.02)	(1.37)
Net realized capital gains	(1.08)	—	—	—	—
Return of capital	—	(2.30)	(1.18)	(1.23)	(1.72)
Total distributions	(3.34)	(2.85)	(2.52)	(2.25)	(3.09)
Net asset value, end of year	$99.22	$84.93	$64.87	$56.84	$54.25
Total return (b)	21.00%	36.09%	18.70%	8.79%	68.88%

Ratios to average net assets
Expenses	0.46%	0.47%	0.46%	0.48%	0.46%
Expenses excluding interest and taxes	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	2.37%	2.65%	2.41%	1.95%	2.43%
Supplemental data
Net assets, end of year (in millions)	$73	$56	$37	$31	$24
Portfolio turnover rate (c)	13%	28%	23%	21%	24%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

71

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Environmental Services ETF(a)
	Year Ended September 30,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$36.10	$28.68	$26.12	$28.64	$19.88
Net investment income (b)	0.11	0.17	0.25	0.11	0.07
Net realized and unrealized gain (loss) on investments	2.88	7.54	2.42	(2.56)	8.77
Total from investment operations	2.99	7.71	2.67	(2.45)	8.84
Distributions from:
Net investment income	(0.16)	(0.29)	(0.11)	(0.07)	(0.08)
Net asset value, end of year	$38.93	$36.10	$28.68	$26.12	$28.64
Total return (c)	8.33%	27.08%	10.25%	(8.56)%	44.50%

Ratios to average net assets
Gross expenses	0.62%	0.62%	0.64%	0.62%	0.71%
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	0.30%	0.52%	0.85%	0.39%	0.27%
Supplemental data
Net assets, end of year (in millions)	$91	$79	$77	$68	$67
Portfolio turnover rate (d)	23%	23%	22%	35%	21%

(a)	On February 6, 2025, the Fund effected a 5 for 1 share split. Per share data prior to this date has been adjusted to reflect the share split.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

72

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Fabless Semiconductor ETF

	Year Ended September 30, 2025	Period Ended September 30, 2024 (a)

Net asset value, beginning of period	$25.67	$25.26
Net investment income (b)	0.03	0.02
Net realized and unrealized gain on investments	12.61	0.39
Total from investment operations	12.64	0.41
Distributions from:
Net investment income	(0.01)	—
Net asset value, end of period	$38.30	$25.67
Total return (c)	49.29%	1.60%

Ratios to average net assets
Expenses	0.35%	0.35	%(d)
Net investment income	0.09%	0.68	%(d)
Supplemental data
Net assets, end of period (in millions)	$165	$6
Portfolio turnover rate (e)	20%	7%

(a)	For the period August 28, 2024 (commencement of operations) through September 30, 2024.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

73

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Gaming ETF
	Year Ended September 30,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$44.93	$39.94	$32.74	$48.32	$39.14
Net investment income (a)	1.15	0.59	0.42	0.25	0.16
Net realized and unrealized gain (loss) on investments	(0.02)	5.11	6.95	(15.48)	9.24
Total from investment operations	1.13	5.70	7.37	(15.23)	9.40
Distributions from:
Net investment income	(1.17)	(0.71)	(0.17)	(0.35)	(0.22)
Net asset value, end of year	$44.89	$44.93	$39.94	$32.74	$48.32
Total return (b)	2.76%	14.38%	22.55%	(31.72)%	24.06%

Ratios to average net assets
Gross expenses	0.83%	0.78%	0.74%	0.65%	0.62%
Net expenses	0.66%	0.67%	0.72%	0.65%	0.62%
Net expenses excluding interest and taxes	0.65%	0.65%	0.65%	0.63%	0.62%
Net investment income	2.73%	1.43%	0.99%	0.63%	0.32%
Supplemental data
Net assets, end of year (in millions)	$27	$38	$50	$61	$118
Portfolio turnover rate (c)	16%	22%	15%	16%	20%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

74

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Long/Flat Trend ETF
	Year Ended September 30,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$48.74	$37.58	$33.58	$39.96	$31.55
Net investment income (a)	0.49	0.45	0.51	0.24	0.34
Net realized and unrealized gain (loss) on investments	4.40	11.34	3.90	(6.46)	8.78
Total from investment operations	4.89	11.79	4.41	(6.22)	9.12
Distributions from:
Net investment income	(0.36)	(0.63)	(0.41)	(0.16)	(0.71)
Net asset value, end of year	$53.27	$48.74	$37.58	$33.58	$39.96
Total return (b)	10.07%	31.72%	13.27%	(15.67)%	29.29%

Ratios to average net assets
Gross expenses (c)	0.80%	0.84%	0.90%	0.72%	0.82%
Net expenses (c)	0.55%	0.61%	0.66%	0.59%	0.55%
Net expenses excluding interest and taxes (c)	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income (c)	0.98%	1.06%	1.41%	0.60%	0.91%
Supplemental data
Net assets, end of year (in millions)	$28	$27	$24	$34	$41
Portfolio turnover rate (d)	91%	1%	115%	243%	1%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

75

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Morningstar Global Wide Moat ETF
	Year Ended September 30,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$40.76	$32.21	$29.24	$38.42	$32.17
Net investment income (a)	0.68	0.63	0.65	0.63	0.54
Net realized and unrealized gain (loss) on investments	5.72	8.57	3.49	(7.60)	6.74
Total from investment operations	6.40	9.20	4.14	(6.97)	7.28
Distributions from:
Net investment income	(0.65)	(0.65)	(0.70)	(0.55)	(0.43)
Net realized capital gains	(1.38)	—	(0.47)	(1.66)	(0.60)
Total distributions	(2.03)	(0.65)	(1.17)	(2.21)	(1.03)
Net asset value, end of year	$45.13	$40.76	$32.21	$29.24	$38.42
Total return (b)	16.82%	28.93%	14.14%	(19.41)%	22.99%

Ratios to average net assets
Gross expenses	1.14%	1.15%	1.08%	0.96%	1.20%
Net expenses	0.52%	0.52%	0.52%	0.52%	0.52%
Net investment income	1.67%	1.78%	1.94%	1.76%	1.44%
Supplemental data
Net assets, end of year (in millions)	$18	$16	$18	$18	$19
Portfolio turnover rate (c)	85%	78%	73%	67%	74%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

76

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Morningstar International Moat ETF
	Year Ended September 30,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$35.16	$29.85	$25.10	$33.54	$29.38
Net investment income (a)	0.65	0.93	0.89	1.34	1.07
Net realized and unrealized gain (loss) on investments	2.87	5.11	4.81 (b)	(8.28)	3.81
Total from investment operations	3.52	6.04	5.70	(6.94)	4.88
Distributions from:
Net investment income	(1.45)	(0.73)	(0.95)	(1.50)	(0.72)
Net asset value, end of year	$37.23	$35.16	$29.85	$25.10	$33.54
Total return (c)	10.88%	20.56%	22.82%	(21.65)%	16.64%

Ratios to average net assets
Gross expenses	0.63%	0.61%	0.63%	0.67%	0.76%
Net expenses	0.58%	0.58%	0.58%	0.58%	0.57%
Net expenses excluding interest and taxes	0.56%	0.56%	0.56%	0.56%	0.56%
Net investment income	1.94%	2.99%	2.85%	4.32%	3.09%
Supplemental data
Net assets, end of year (in millions)	$194	$241	$231	$67	$70
Portfolio turnover rate (d)	110%	83%	87%	105%	110%

(a)	Calculated based upon average shares outstanding
(b)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

77

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Morningstar SMID Moat ETF

	Year Ended September 30,		Period Ended September 30,
	2025	2024	2023 (a)

Net asset value, beginning of period	$35.00	$28.42	$26.02
Net investment income (b)	0.39	0.42	0.37
Net realized and unrealized gain on investments	1.12	6.37	2.09	(c)
Total from investment operations	1.51	6.79	2.46
Distributions from:
Net investment income	(0.41)	(0.21)	(0.06)
Net asset value, end of period	$36.10	$35.00	$28.42
Total return (d)	4.36%	23.93%	9.49%

Ratios to average net assets
Gross expenses	0.49%	0.50%	0.59	%(e)
Net expenses	0.49%	0.49%	0.49	%(e)
Net investment income	1.12%	1.33%	1.30	%(e)
Supplemental data
Net assets, end of period (in millions)	$372	$381	$186
Portfolio turnover rate (f)	77%	76%	76%

(a)	For the period October 5, 2022 (commencement of operations) through September 30, 2023.
(b)	Calculated based upon average shares outstanding
(c)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(d)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

78

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Morningstar Wide Moat ETF
	Year Ended September 30,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$96.98	$75.81	$59.98	$73.28	$54.63
Net investment income (a)	1.24	1.22	0.78	0.85	0.96
Net realized and unrealized gain (loss) on investments	2.19	20.68	15.86	(13.33)	18.59
Total from investment operations	3.43	21.90	16.64	(12.48)	19.55
Distributions from:
Net investment income	(1.27)	(0.73)	(0.81)	(0.82)	(0.90)
Net asset value, end of year	$99.14	$96.98	$75.81	$59.98	$73.28
Total return (b)	3.61%	29.02%	27.98%	(17.27)%	36.11%

Ratios to average net assets
Expenses	0.46%	0.47%	0.47%	0.46%	0.46%
Expenses excluding interest and taxes	0.46%	0.46%	0.46%	0.46%	N/A
Net investment income	1.33%	1.42%	1.06%	1.20%	1.40%
Supplemental data
Net assets, end of year (in millions)	$12,700	$16,171	$10,618	$5,866	$6,599
Portfolio turnover rate (c)	55%	55%	51%	51%	47%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

79

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Morningstar Wide Moat Value ETF

	Year Ended September 30, 2025	Period Ended September 30, 2024 (a)

Net asset value, beginning of period	$33.50	$29.99
Net investment income (b)	0.59	0.42
Net realized and unrealized gain on investments	0.62	3.09
Total from investment operations	1.21	3.51
Distributions from:
Net investment income	(0.31)	—
Net asset value, end of period	$34.40	$33.50
Total return (c)	3.68%	11.71%

Ratios to average net assets
Gross expenses	2.09%	6.72	%(d)
Net expenses	0.50%	0.49	%(d)
Net expenses excluding interest and taxes	0.49%	0.49	%(d)
Net investment income	1.83%	2.61	%(d)
Supplemental data
Net assets, end of period (in millions)	$5	$5
Portfolio turnover rate (e)	44%	48%

(a)	For the period March 27, 2024 (commencement of operations) through September 30, 2024.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

80

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Pharmaceutical ETF
	Year Ended September 30,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$95.12	$79.81	$67.25	$72.68	$62.08
Net investment income (a)	1.98	1.73	1.47	1.32	1.29
Net realized and unrealized gain (loss) on investments	(4.81)	15.12	12.65	(5.44)	10.46
Total from investment operations	(2.83)	16.85	14.12	(4.12)	11.75
Distributions from:
Net investment income	(1.95)	(1.54)	(1.56)	(1.31)	(1.15)
Net asset value, end of year	$90.34	$95.12	$79.81	$67.25	$72.68
Total return (b)	(2.88)%	21.33%	21.14%	(5.91)%	19.10%

Ratios to average net assets
Gross expenses (c)	0.36%	0.36%	0.36%	0.36%	0.40%
Net expenses (c)	0.36%	0.36%	0.36%	0.36%	0.35%
Net expenses excluding interest and taxes (c)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.23%	1.96%	1.91%	1.74%	1.85%
Supplemental data
Net assets, end of year (in millions)	$568	$727	$430	$524	$319
Portfolio turnover rate (d)	30%	12%	22%	23%	20%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Periods after September 30, 2021 reflect a unitary management fee structure.
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

81

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Real Assets ETF(a)
	Year Ended September 30,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$28.95	$25.36	$22.79	$25.47	$20.15
Net investment income (b)	0.46	1.06	0.37	0.92	0.14
Net realized and unrealized gain (loss) on investments	5.53	3.47	2.58	(1.44)	6.57
Total from investment operations	5.99	4.53	2.95	(0.52)	6.71
Distributions from:
Net investment income	(0.54)	(0.94)	(0.38)	(2.16)	(1.39)
Net asset value, end of year	$34.40	$28.95	$25.36	$22.79	$25.47
Total return (c)	21.15%	18.35%	12.95%	(2.71)%	34.11%

Ratios to average net assets
Gross expenses (d)	0.59%	0.64%	0.61%	0.63%	1.60%
Net expenses (d)	0.39%	0.44%	0.42%	0.51%	0.56%
Net expenses excluding interest and taxes (d)	0.39%	0.44%	0.42%	0.51%	0.55%
Net investment income (d)	1.51%	4.01%	1.48%	3.56%	0.58%
Supplemental data
Net assets, end of year (in millions)	$175	$77	$91	$131	$17
Portfolio turnover rate (e)	11%	47%	70%	32%	76%

(a)	Consolidated Financial Highlights
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

82

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Retail ETF
	Year Ended September 30,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$218.28	$167.73	$154.84	$174.75	$148.87
Net investment income (a)	1.97	2.15	1.56	1.52	1.54
Net realized and unrealized gain (loss) on investments	32.44	50.41	13.17	(19.92)	25.34
Total from investment operations	34.41	52.56	14.73	(18.40)	26.88
Distributions from:
Net investment income	(1.73)	(2.01)	(1.84)	(1.51)	(1.00)
Net asset value, end of year	$250.96	$218.28	$167.73	$154.84	$174.75
Total return (b)	15.84%	31.53%	9.58%	(10.69)%	18.13%

Ratios to average net assets
Gross expenses (c)	0.35%	0.35%	0.35%	0.35%	0.42%
Net expenses (c)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.84%	1.09%	0.94%	0.86%	0.92%
Supplemental data
Net assets, end of year (in millions)	$261	$223	$155	$150	$240
Portfolio turnover rate (d)	9%	7%	20%	14%	12%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Periods after September 30, 2021 reflect a unitary management fee structure.
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

83

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Robotics ETF

			Period Ended September
	Year Ended September 30,		30,
	2025	2024	2023 (a)

Net asset value, beginning of period	$44.80	$35.14	$34.39
Net investment income (b)	0.33	0.29	0.08
Net realized and unrealized gain on investments	5.90	10.19	0.67
Total from investment operations	6.23	10.48	0.75
Distributions from:
Net investment income	(0.23)	(0.15)	—
Net realized capital gains	(0.92)	(0.67)	—
Total distributions	(1.15)	(0.82)	—
Net asset value, end of period	$49.88	$44.80	$35.14
Total return (c)	14.43%	30.15%	2.18%

Ratios to average net assets
Expenses	0.47%	0.47%	0.47	%(d)
Net investment income	0.75%	0.69%	0.43	%(d)
Supplemental data
Net assets, end of period (in millions)	$21	$16	$3
Portfolio turnover rate (e)	25%	26%	13%

(a)	For the period April 6, 2023 (commencement of operations) through September 30, 2023.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

84

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Semiconductor ETF(a)
	Year Ended September 30,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$245.38	$144.99	$92.56	$128.13	$87.22
Net investment income (b)	1.17	1.19	1.11	1.07	0.86
Net realized and unrealized gain (loss) on investments	81.00	100.24	52.52	(35.85)	40.80
Total from investment operations	82.17	101.43	53.63	(34.78)	41.66
Distributions from:
Net investment income	(1.07)	(1.04)	(1.20)	(0.79)	(0.75)
Net asset value, end of year	$326.48	$245.38	$144.99	$92.56	$128.13
Total return (c)	33.62%	70.26%	58.49%	(27.40)%	47.94%

Ratios to average net assets
Gross expenses (d)	0.35%	0.35%	0.35%	0.35%	0.36%
Net expenses (d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.46%	0.56%	0.88%	0.85%	0.72%
Supplemental data
Net assets, end of year (in millions)	$31,959	$23,726	$9,394	$5,632	$5,938
Portfolio turnover rate (e)	12%	15%	18%	22%	20%

(a)	On May 5, 2023, the Fund effected a 2 for 1 share split. Per share data prior to this date has been adjusted to reflect the share split.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Periods after September 30, 2021 reflect a unitary management fee structure.
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

85

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Social Sentiment ETF

							Period Ended September
	Year Ended September 30,						30,
	2025	2024	2023		2022		2021 (a)

Net asset value, beginning of period	$21.52	$15.41	$12.74		$24.66		$25.00
Net investment income (loss) (b)	(0.05)	0.13	0.07		0.02		(0.03)
Net realized and unrealized gain (loss) on investments	14.63	6.08	2.65		(11.94)		(0.31	)(c)
Total from investment operations	14.58	6.21	2.72		(11.92)		(0.34)
Distributions from:
Net investment income	(0.12)	(0.10)	(0.05)		—		—
Net asset value, end of period	$35.98	$21.52	$15.41		$12.74		$24.66
Total return (d)	67.98%	40.39%	21.46%		(48.34)%		(1.38)%

Ratios to average net assets
Gross expenses	0.76%	0.76%	1.23	%(e)	1.16	%(e)	0.75	%(f)
Net expenses	0.76%	0.76%	0.75%		0.75%		0.75	%(f)
Net expenses excluding interest and taxes	0.75%	0.75%	0.75%		0.75%		N/A
Net investment income (loss)	(0.18)%	0.68%	0.47%		0.11%		(0.20	)%(f)
Supplemental data
Net assets, end of period (in millions)	$115	$55	$55		$58		$193
Portfolio turnover rate (g)	202%	230%	232%		263%		161%

(a)	For the period March 3, 2021 (commencement of operations) through September 30, 2021.
(b)	Calculated based upon average shares outstanding
(c)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(d)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(e)	The ratio presented reflects the Fund’s extraordinary legal expenses which were paid/reimbursed by the Adviser and/or paid from insurance proceeds during the year.
(f)	Annualized
(g)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

86

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Technology TruSector ETF

	Period Ended September 30, 2025 (a)

Net asset value, beginning of period	$24.15
Net investment income (b)	0.03
Net realized and unrealized gain on investments	1.94
Total from investment operations	1.97
Net asset value, end of period	$26.12
Total return (c)	8.16%

Ratios to average net assets
Expenses (d)	0.10	%(e)
Net investment income (d)	0.90	%(e)
Supplemental data
Net assets, end of period (in millions)	$14
Portfolio turnover rate (f)	2%

(a)	For the period August 21, 2025 (commencement of operations) through September 30, 2025.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

87

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Video Gaming and eSports ETF
	Year Ended September 30,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$76.46	$51.62	$40.66	$65.05	$61.36
Net investment income (a)	0.33	0.18	0.44	0.31	0.04
Net realized and unrealized gain (loss) on investments	45.15	25.20	10.91	(22.47)	3.73
Total from investment operations	45.48	25.38	11.35	(22.16)	3.77
Distributions from:
Net investment income	(0.37)	(0.54)	(0.39)	(0.05)	(0.08)
Net realized capital gains	—	—	—	(2.18)	—
Total distributions	(0.37)	(0.54)	(0.39)	(2.23)	(0.08)
Net asset value, end of year	$121.57	$76.46	$51.62	$40.66	$65.05
Total return (b)	59.69%	49.58%	28.11%	(35.42)%	6.15%

Ratios to average net assets
Gross expenses	0.55%	0.57%	0.59%	0.56%	0.55%
Net expenses	0.55%	0.56%	0.56%	0.56%	0.55%
Net expenses excluding interest and taxes	0.55%	0.55%	0.55%	0.55%	N/A
Net investment income	0.34%	0.30%	0.89%	0.52%	0.06%
Supplemental data
Net assets, end of year (in millions)	$517	$264	$243	$262	$631
Portfolio turnover rate (c)	53%	36%	30%	35%	33%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

88

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

September 30, 2025

Note 1—Fund Organization

VanEck ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each, a “Fund” and collectively, the “Funds”).

Fund	Diversification Classification

Alternative Asset Manager ETF	Non-Diversified
Biotech ETF	Non-Diversified
Commodity Strategy ETF	Non-Diversified
Consumer Discretionary TruSector ETF	Non-Diversified
Digital Transformation ETF	Non-Diversified
Durable High Dividend ETF	Diversified
Energy Income ETF	Non-Diversified
Environmental Services ETF	Non-Diversified
Fabless Semiconductor ETF	Non-Diversified
Gaming ETF	Non-Diversified
Long/Flat Trend ETF	Diversified
Morningstar Global Wide Moat ETF	Diversified
Morningstar International Moat ETF	Diversified
Morningstar SMID Moat ETF	Non-Diversified
Morningstar Wide Moat ETF	Diversified
Morningstar Wide Moat Value ETF	Non-Diversified
Pharmaceutical ETF	Non-Diversified
Real Assets ETF*	Diversified
Retail ETF	Non-Diversified
Robotics ETF	Non-Diversified
Semiconductor ETF	Non-Diversified
Social Sentiment ETF	Diversified
Technology TruSector ETF	Non-Diversified
Video Gaming and eSports ETF	Non-Diversified

*	Formerly known as Inflation Allocation ETF

The following Funds were created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in approximately the same weighting as their index listed in the table below.

Fund	Index

Alternative Asset Manager ETF	MarketVector TM Alternative Asset Managers Index
Biotech ETF	MVIS® US Listed Biotech 25 Index
Digital Transformation ETF	MVIS® Global Digital Assets Equity Index
Durable High Dividend ETF	Morningstar® US Dividend Valuation IndexSM
Energy Income ETF	MVIS® North America Energy Infrastructure Index
Environmental Services ETF	NYSE Arca Environmental Services Index
Fabless Semiconductor ETF	MarketVector™ US Listed Fabless Semiconductor Index
Gaming ETF	MVIS® Global Gaming Index
Long/Flat Trend ETF	Ned Davis Research CMG US Large Cap Long/Flat Index
Morningstar Global Wide Moat ETF	Morningstar® Global Wide Moat Focus IndexSM
Morningstar International Moat ETF*	Morningstar® Global Markets ex-US Wide Moat Focus IndexSM
Morningstar SMID Moat ETF	Morningstar® US Small-Mid Cap Moat Focus IndexSM
Morningstar Wide Moat ETF	Morningstar® Wide Moat Focus IndexSM
Morningstar Wide Moat Value ETF	Morningstar® US Broad Value Wide Moat Focus IndexSM
Pharmaceutical ETF	MVIS® US Listed Pharmaceutical 25 Index
Retail ETF	MVIS® US Listed Retail 25 Index
Robotics ETF	BlueStar® Robotics Index
Semiconductor ETF	MVIS® US Listed Semiconductor 25 Index
89

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 1—Fund Organization (continued)

Social Sentiment ETF	BUZZ NextGen AI US Sentiment Leaders Index
Video Gaming and eSports ETF	MVIS® Global Video Gaming and eSports Index

*	Effective December 20, 2024, Morningstar International Moat ETF index changed from Morningstar® Global ex-US Moat Focus IndexSM.

The Commodity Strategy ETF is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal circumstances, in exchange-traded commodity futures contracts, exchange-traded and over-the-counter (“OTC”) commodity-linked instruments, and pooled investment vehicles, including exchange traded products (“ETPs”) that provide exposure to commodities and fixed income investments. The Fund does not invest in commodities directly.

The Consumer Discretionary TruSector ETF is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its total assets in equity securities of consumer discretionary-related companies or instruments that provide exposure to consumer discretionary-related companies.

The Technology TruSector ETF is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its total assets in equity securities of information technology-related companies or instruments that provide exposure to information technology-related companies.

Using a proprietary, rules-based real asset allocation model, the Real Assets ETF seeks to achieve its investment objective by investing primarily in exchange traded products (“ETPs”) that provide exposure to real assets, which include commodities, real estate, natural resources and infrastructure, as well as companies that own, operate, or derive a significant portion of their value from real assets or the production thereof.

Van Eck Associates Corp. (“VEAC”) serves as the investment adviser for the Funds, except for Commodity Strategy ETF, Consumer Discretionary TruSector ETF, Real Assets ETF, and Technology TruSector ETF. Van Eck Absolute Return Advisers Corp. (“VEARA”), a wholly-owned subsidiary of VEAC, serves as the investment adviser to Commodity Strategy ETF, Consumer Discretionary TruSector ETF, Real Assets ETF, Technology TruSector ETF and Commodity Strategy ETF and Real Assets ETF Subsidiaries. VEAC and VEARA are collectively referred to as the “Adviser”.

Note 2—Significant Accounting Policies

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation

The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

90

Note 2—Significant Accounting Policies (continued)

A.	Security Valuation (continued)

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Funds are open. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value, and are categorized as Level 2 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Open-end mutual fund investments (including money market funds) are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the official settlement price on the primary exchange on which they trade and are categorized as Level 1.

The Board of Trustees (the “Trustees”) has designated the Adviser as valuation designee to perform the Funds’ fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.
91

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 2—Significant Accounting Policies (continued)

A.	Security Valuation (continued)

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Basis for Consolidation

The Commodity Strategy ETF invests in U.S. Treasury securities and Commodity Instruments through the Commodity Strategy Subsidiary and the Real Assets ETF invests in certain ETPs through the Real Asset Allocation Subsidiary (collectively, the “Subsidiaries”, each a wholly-owned “Subsidiary”), organized under the laws of Cayman Islands. Each Fund’s investments in the Subsidiary may not exceed 25% of the value of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. Consolidated financial statements of each Fund present the financial position and results of operations for each Fund and its wholly-owned Subsidiary. All interfund account balances and transactions have been eliminated in consolidation.

As of September 30, 2025, the Commodity Strategy ETF and Real Assets ETF held $9,349,106 and $41,292,806 in their Subsidiaries, representing 21% and 24% of the Fund’s net assets, respectively.

C.	Federal Income Taxes

It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Each wholly-owned Subsidiary is classified as controlled foreign corporation (“CFC”) under the Code. For U.S. tax purposes, a CFC is not subject to U.S. income tax. However, as a wholly-owned CFC, its net income and capital gains, to the extent of its earnings and profits, will be included each year in the each Fund’s investment company taxable income. Net losses of the CFC cannot be deducted by the Fund in the current year, nor carried forward to offset taxable income in future years.

D.	Distributions to Shareholders

Dividends to shareholders from net investment income and distributions of net realized capital gains, if any, are declared and paid annually by each Fund (except for dividends from net investment income from Consumer Discretionary TruSector ETF, Durable High Dividend ETF, Energy Income ETF, Pharmaceutical ETF and Technology TruSector ETF, which are declared and paid quarterly). Income dividends, capital gain distributions and return of capital distributions, if any, are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP, due to recharacterization for tax purposes. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital. A portion of a dividend may be reclassified as a tax return of capital upon the final determination of the Fund’s taxable income which can only be determined after the Fund’s fiscal year end.

E.	Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other

92

Note 2—Significant Accounting Policies (continued)

E.	Currency Translation (continued)

than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

F.	Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

G.	Master Limited Partnerships

The Energy Income ETF invests a portion of its total assets in Master Limited Partnerships (“MLPs”) receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gains from the sale or disposition of real property, income and gains from mineral or natural resources activities, income and gains from the transportation or storage of certain fuels, and, in certain circumstances, income and gains from commodities or futures, forwards and options with respect to commodities. The MLPs themselves generally do not pay U.S. federal income taxes (although some states do impose a net income tax on partnerships). The Fund invests the remainder of its assets in MLPs that are treated as C corporations for tax purposes.

H.	Use of Derivative Instruments

Certain Funds may invest in derivative instruments, including, but not limited to, options, futures, and swaps. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Fund’s derivative instruments and hedging activities. Details of this disclosure are found below as well as in the Schedule of Investments.

Futures Contracts

Futures contracts are financial contracts, the value of which depends on, or is derived from, the underlying reference asset. The Commodity Strategy ETF invests in commodity future contracts, and the underlying reference assets consist of commodity instruments. Upon entering into a futures contract, the Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are generally made or received by the Fund each day depending on the fluctuations in the value of the futures. Such variation margin is recorded for financial statement purposes

93

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 2—Significant Accounting Policies (continued)

Futures Contracts (continued)

on a daily basis as an unrealized gain or loss on futures, until the futures contract is closed or expires, at which time the net gain or loss is reclassified to realized gain or loss on futures.

Commodity Strategy ETF held futures contracts during the year ended September 30, 2025, which are reflected in the Consolidated Schedule of Investments. The average notional amount for the period was $31,596,267.

At September 30, 2025, the Fund held the following derivatives (not designated as hedging instruments under GAAP):

Asset Derivatives
Commodities Futures Risk
Commodity Strategy ETF
Futures contracts[1]	$1,230,403

1	Reflects net unrealized appreciation/depreciation as disclosed in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The impact of transactions in derivative instruments during the year ended September 30, 2025, was as follows:

Commodities Futures Risk
Commodity Strategy ETF
Realized gain:
Futures contracts[1]	$3,753,875
Net change in unrealized appreciation (depreciation):
Futures contracts[2]	$701,868

1	Statement of Operations location: Net realized gain (loss) on futures contracts
2	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts

I.	Offsetting Assets and Liabilities

In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may receive cash and or securities as collateral for securities lending. The Fund may pledge cash and or securities as collateral for derivative instruments. In general, collateral received or pledged exceeds the net amount of the unrealized gain/loss or market value of financial instruments. For financial reporting purposes, the Funds present securities lending assets and liabilities and derivatives on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending held in the form of money market fund investments, if any, at September 30, 2025 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending). Futures contracts held by Commodity Strategy ETF are not subject to a master netting agreements or other similar arrangements.

94

Note 2—Significant Accounting Policies (continued)

J.	Segment Reporting

The Funds’ Chief Financial Officer and Treasurer act as the Funds’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, with a defined investment strategy which is executed by the Adviser. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

K.	Other

Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Interest income, including amortization of premiums and discounts, is accrued using the effective interest method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

The character of distributions received from certain investments may be comprised of net investment income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data if actual amounts are not available. After each calendar year end, these investments report the actual tax character of distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements

The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets.

For the Funds listed below, the management fee rates and expense limitations for the year ended September 30, 2025 are as follows:

Fund	Management Fees	Expense Limitations
Environmental Services ETF	0.50%	0.55%
Gaming ETF	0.50	0.65
Long/Flat Trend ETF	0.50	0.55
Morningstar Global Wide Moat ETF	0.45	0.52
Morningstar International Moat ETF	0.50	0.56
Morningstar SMID Moat ETF	0.45	0.49
Morningstar Wide Moat ETF	0.45	0.49
Morningstar Wide Moat Value ETF	0.45	0.49
Real Assets ETF	0.50	0.55
Video Gaming and eSports ETF	0.50	0.55

The Adviser has agreed, until at least February 1, 2026, to waive management fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding their expense limitations.

Refer to the Statements of Operations for amounts assumed by the Adviser for the year ended September 30, 2025.

95

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 3—Investment Management and Other Agreements (continued)

The Funds listed in the table below utilize a unitary management fee structure where the Adviser will pay all Fund expenses, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses. The unitary management fee rates for the year ended September 30, 2025 are as follows:

Fund	Management Fees
Alternative Asset Manager ETF	0.40%
Biotech ETF	0.35
Commodity Strategy ETF	0.55
Consumer Discretionary TruSector ETF*	0.10
Digital Transformation ETF	0.50
Durable High Dividend ETF	0.29
Energy Income ETF	0.45
Fabless Semiconductor ETF	0.35
Pharmaceutical ETF	0.35
Retail ETF	0.35
Robotics ETF	0.47
Semiconductor ETF	0.35
Social Sentiment ETF	0.75
Technology TruSector ETF*	0.10

*Prior to September 8, 2025 the management fee rate was 0.12%.

For Commodity Strategy ETF, the Adviser has agreed to pay and/or reimburse the Fund for the offering costs and trading expenses that are net account or similar fees charged by futures commission merchants (“FCMs”) until at least February 1, 2026.

The Adviser waives the management fees it charges the Real Assets ETF by the amount it collects as a management fee from underlying funds managed by the Adviser. For the year ended September 30, 2025, the Adviser waived management fees of $224,841 due to such investments.

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At September 30, 2025, the Adviser owned approximately less than 1%, 12% and 83% of the shares outstanding of Digital Transformation ETF, Durable High Dividend ETF and Morningstar Wide Moat Value ETF, respectively.

Note 4—Capital Share Transactions

As of September 30, 2025, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

96

Note 4—Capital Share Transactions (continued)

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments

For the year ended September 30, 2025, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and the purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments and U.S. government obligations) were as follows:

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Alternative Asset Manager ETF	$5,943,779	$3,099,365	$107,517,051	$10,259,907
Biotech ETF	73,060,317	70,524,187	52,632,532	126,829,975
Consumer Discretionary TruSector ETF	8,700	16,127	4,069,600	—
Digital Transformation ETF	264,845,576	150,443,179	175,438,420	236,551,059
Durable High Dividend ETF	33,985,797	30,431,389	26,340,950	36,384,711
Energy Income ETF	13,058,974	9,892,020	38,495,882	33,641,129
Environmental Services ETF	19,678,930	18,865,053	28,404,120	23,494,764
Fabless Semiconductor ETF	12,041,786	10,698,382	187,010,401	54,621,680
Gaming ETF	4,577,774	5,254,709	—	9,872,924
Long/Flat Trend ETF	22,817,780	22,828,555	23,931,072	25,229,027
Morningstar Global Wide Moat ETF	13,798,591	14,318,930	—	—
Morningstar International Moat ETF	204,692,453	212,531,411	11,622,132	61,451,258
Morningstar SMID Moat ETF	304,517,331	304,659,490	406,991,099	419,255,678
Morningstar Wide Moat ETF	7,862,770,747	7,780,850,216	8,551,918,569	12,198,470,673
Morningstar Wide Moat Value ETF	2,843,510	2,159,817	3,259,759	3,906,555
Pharmaceutical ETF	187,240,244	179,866,054	1,773,749,722	1,903,803,407
Real Assets ETF*	22,210,574	11,923,659	69,821,213	6,262,485
Retail ETF	25,298,837	20,717,583	58,182,495	58,115,600
Robotics ETF	4,322,105	3,779,008	14,777,360	11,797,508
Semiconductor ETF	2,778,505,545	2,751,118,040	35,375,688,735	34,706,274,588
Social Sentiment ETF	149,125,503	135,864,254	178,124,584	167,543,507
Technology TruSector ETF	142,271	146,592	13,068,714	—
Video Gaming and eSports ETF	196,870,953	178,023,495	95,188,223	19,155,422

* Represents consolidated cost of investments purchased and proceeds from investments sold.

Note 6—Income Taxes

As of September 30, 2025, for Federal income tax purposes, the identified tax cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Alternative Asset Manager ETF	$101,990,972	$1,914,761	$(3,876,210)	$(1,961,449)
Biotech ETF	358,231,635	44,469,960	(55,496,776)	(11,026,816)
Commodity Strategy ETF	40,823,615	2,996,238	(71)	2,996,167
Consumer Discretionary TruSector ETF	4,062,177	103,735	(8,487)	95,248
Digital Transformation ETF	294,683,353	75,179,611	(23,521,835)	51,657,776
Durable High Dividend ETF	43,826,762	1,408,119	(1,353,431)	54,688
Energy Income ETF	66,674,950	10,792,932	(2,271,135)	8,521,797
Environmental Services ETF	84,266,352	12,183,544	(2,735,335)	9,448,209
Fabless Semiconductor ETF	154,977,577	13,824,052	(4,176,291)	9,647,761
Gaming ETF	32,906,591	2,376,850	(8,294,430)	(5,917,580)
97

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 6—Income Taxes (continued)

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Long/Flat Trend ETF	$24,100,580	$3,854,877	$(113,600)	$3,741,277
Morningstar Global Wide Moat ETF	15,812,887	2,662,716	(415,310)	2,247,406
Morningstar International Moat ETF	186,890,262	19,713,826	(8,368,823)	11,345,003
Morningstar SMID Moat ETF	359,847,231	25,749,501	(14,226,762)	11,522,739
Morningstar Wide Moat ETF	12,721,504,248	889,802,357	(926,357,592)	(36,555,235)
Morningstar Wide Moat Value ETF	5,250,287	313,703	(402,171)	(88,468)
Pharmaceutical ETF	641,378,167	14,107,799	(80,838,854)	(66,731,055)
Real Assets ETF	159,900,329	32,394,456	(2,850,478)	29,543,978
Retail ETF	217,446,251	54,829,815	(10,855,783)	43,974,032
Robotics ETF	19,526,902	3,001,022	(1,009,232)	1,991,790
Semiconductor ETF	28,767,121,848	4,306,546,498	(1,141,522,979)	3,165,023,519
Social Sentiment ETF	106,225,341	15,448,623	(2,993,057)	12,455,566
Technology TruSector ETF	13,064,659	783,566	(26,328)	757,238
Video Gaming and eSports ETF	415,517,389	131,886,889	(28,706,323)	103,180,566

As of September 30, 2025, the components of total distributable earnings (loss) on a tax basis, for each Fund, were as follows:

Fund	Undistributed Ordinary Income	(Accumulated Capital Losses^)/ Undistributed Capital Gains	Post-October Losses Deferred*	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Loss)
Alternative Asset Manager ETF	$645,862	$(57,854)	$–	$–	$(1,961,592)	$(1,373,584)
Biotech ETF	1,365,109	(274,358,256)	–	(64,926)	(11,026,816)	(284,084,889)
Commodity Strategy ETF	5,243,011	–	–	–	(37,635)	5,205,376
Consumer Discretionary TruSector ETF	1,999	–	–	–	95,248	97,247
Digital Transformation ETF	–	(74,810,532)	(1,738,470)	–	51,657,747	(24,891,255)
Durable High Dividend ETF	421,082	(21,343,805)	–	(625)	54,688	(20,868,660)
Energy Income ETF	–	777,334	–	(795,039)	8,521,851	8,504,146
Environmental Services ETF	95,446	(28,818,977)	–	(5,238)	9,448,209	(19,280,560)
Fabless Semiconductor ETF	37,924	(1,287,641)	–	–	9,647,761	8,398,044
Gaming ETF	696,506	(29,334,221)	–	(11,960)	(5,917,717)	(34,567,392)
Long/Flat Trend ETF	202,787	(7,805,297)	–	(1,690)	3,741,277	(3,862,923)
Morningstar Global Wide Moat ETF	1,060,722	1,621,951	–	(441)	2,247,516	4,929,748
Morningstar International Moat ETF	6,324,010	(11,174,799)	–	(3,928)	11,377,874	6,523,157
Morningstar SMID Moat ETF	3,583,923	(73,459,540)	–	(1,320)	11,522,739	(58,354,198)
Morningstar Wide Moat ETF	130,766,402	(2,548,333,420)	–	(258,481)	(36,555,235)	(2,454,380,734)
Morningstar Wide Moat Value ETF	62,663	(308,408)	–	(10)	(88,468)	(334,223)
Pharmaceutical ETF	2,516,702	(192,076,892)	–	(36,036)	(66,731,055)	(256,327,281)
Real Assets ETF	684,942	(22,367,915)	–	(1,408)	29,733,380	8,048,999
Retail ETF	2,053,712	(43,183,489)	–	(10,259)	43,974,032	2,833,996
Robotics ETF	98,688	(153,964)	–	–	1,992,405	1,937,129
Semiconductor ETF	82,735,816	(1,714,370,346)	–	(97,454)	3,165,023,519	1,533,291,535
Social Sentiment ETF	–	(127,512,513)	–	–	12,455,566	(115,056,947)
Technology TruSector ETF	7,460	–	–	–	757,238	764,698
Video Gaming and eSports ETF	4,640,254	(5,389,043)	–	(16,077)	103,172,469	102,407,603

^	These accumulated capital losses are available to offset future capital gains and have an unlimited expiration.

During the year ended September 30, 2025, Long/Flat Trend ETF, Morningstar International Moat ETF and Video Gaming and eSports ETF utilized $145,633, $13,170,112 and $58,517,732, respectively of their accumulated capital losses available from prior years.

The tax character of distributions paid to shareholders was as follows:

98

Note 6—Income Taxes (continued)

	September 30, 2025		September 30, 2024
Fund	Ordinary Income*	Long-Term Capital Gains	Ordinary Income*	Return of Capital
Biotech ETF	$3,149,907	$–	$2,099,973	$–
Commodity Strategy ETF	850,000	–	1,774,980	–
Digital Transformation ETF	6,650,160	–	–	–
Durable High Dividend ETF	1,706,175	–	2,234,105	–
Energy Income ETF	1,933,408	718,441	327,149	1,435,928
Environmental Services ETF	350,020	–	725,000	–
Fabless Semiconductor ETF	9,990	–	–	–
Gaming ETF	875,025	–	799,988	–
Long/Flat Trend ETF	199,980	–	375,000	–
Morningstar Global Wide Moat ETF	260,000	551,720	325,000	–
Morningstar International Moat ETF	7,250,000	–	5,575,320	–
Morningstar SMID Moat ETF	4,500,405	–	1,500,150	–
Morningstar Wide Moat ETF	207,996,750	–	112,006,875	–
Morningstar Wide Moat Value ETF	46,995	–	–	–
Pharmaceutical ETF	13,994,082	–	9,117,032	–
Real Assets ETF	1,700,055	–	4,000,118	–
Retail ETF	1,700,012	–	1,849,973	–
Robotics ETF	343,111	3,359	61,373	–
Semiconductor ETF	101,925,490	–	68,496,917	–
Social Sentiment ETF	280,350	–	324,950	–
Video Gaming and eSports ETF	1,222,750	–	2,439,900	–

*Includes short-term capital gains (if any).

During the year ended September 30, 2025, as a result of permanent book to tax differences, primarily due to the tax treatment of in-kind redemptions, the Funds incurred differences that affected total distributable earnings (loss) and aggregate paid in capital by the amounts in the table below. Net assets were not affected by these reclassifications.

Fund	Increase (Decrease) in Total Distributable Earnings (Loss)	Increase (Decrease) in Aggregate Paid in Capital
Alternative Asset Manager ETF	$(1,491,888)	$1,491,888
Biotech ETF	(32,943,916)	32,943,916
Digital Transformation ETF	(113,698,239)	113,698,239
Durable High Dividend ETF	(4,437,011)	4,437,011
Energy Income ETF	(9,385,654)	9,385,654
Environmental Services ETF	(8,650,967)	8,650,967
Fabless Semiconductor ETF	(16,566,563)	16,566,563
Gaming ETF	614,078	(614,078)
Long/Flat Trend ETF	(4,133,355)	4,133,355
Morningstar International Moat ETF	(4,604,497)	4,604,497
Morningstar SMID Moat ETF	(65,996,859)	65,996,859
Morningstar Wide Moat ETF	(2,305,743,386)	2,305,743,386
Morningstar Wide Moat Value ETF	(623,888)	623,888
Pharmaceutical ETF	(67,033,710)	67,033,710
Real Assets ETF	(1,028,922)	1,028,922
Retail ETF	(23,539,444)	23,539,444
Robotics ETF	(1,337,087)	1,337,087
Semiconductor ETF	(4,511,149,685)	4,511,149,685
Social Sentiment ETF	(34,179,449)	34,179,449
Video Gaming and eSports ETF	(6,846,468)	6,846,468

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded

99

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 6—Income Taxes (continued)

related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the year ended in September 30, 2025, the Funds did not incur any such interest or penalties.

In December 2023, the Financial Accounting Standard Board issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific information regarding income taxes paid. The new disclosures are effective for funds with fiscal years beginning after December 15, 2024, and therefore are effective for Alternative Asset Manager ETF, Consumer Discretionary TruSector ETF, and Technology TruSector ETF for the period ended September 30, 2025. Management has determined that no additional disclosures are required for these funds since the funds pay no federal income taxes and have immaterial amounts of state, local and foreign taxes. ASU 2023-09 is not effective for any of the remaining funds included in this report.

Note 7—Principal Risks

Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. In addition, to the extent that a Fund is concentrated in a particular sector or industry, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on those sectors and or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters.

Additionally, certain Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade, and potentially less liquid than securities issued in more developed markets. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. Certain securities of Chinese issuers are, or may in the future become restricted, and the Funds may be forced to sell such restricted securities and incur a loss as a result.

Commodity Strategy ETF invests in futures contracts. The usage of futures contracts is subject to risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. Futures contracts are subject to collateral requirements and daily limits that may limit the Fund’s ability to achieve its investment objective. If the Fund is unable to meet its investment objective, the Fund’s returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so. Futures contracts exhibit “futures basis,” which refers to the difference between the current market value of the underlying commodity (the “spot” price) and the price of the cash-settled futures contracts. A negative futures basis exists when cash-settled futures contracts generally trade at a premium to the current market value of the underlying commodity. If a negative futures basis exists, the Fund’s investments in futures contracts will generally underperform a direct investment in the underlying commodity.

100

Note 7—Principal Risks (continued)

Certain of the Funds’ investments, including investments in companies that hold material amounts of digital assets, may be subject to the risks associated with investing in digital assets, including cryptocurrencies and crypto tokens. Such companies may be subject to the risk that: the technology that facilitates the transfer of a digital asset could fail; the decentralized, open source protocol of the applicable blockchain network could be affected by internet connectivity disruptions, fraud, consensus failures or cyber security attacks; such network may not be adequately maintained by its participants; because digital assets are a new technological innovation with a limited history, they are highly speculative assets and may experience extreme price volatility; future regulatory actions or policies may limit the ability to sell, exchange or use a digital asset; the price of a digital asset may be impacted by the transactions of a small number of holders of such digital asset; and that a digital asset will decline in popularity, acceptance or use, thereby impairing its price.

Under normal circumstances, the Energy Income ETF invests in securities of MLPs, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, and the risk associated with the hazards inherent in midstream energy industry activities. A portion of the cash flow received by the Fund is derived from investment in equity securities of MLPs. The amount of cash than an MLP has available for distributions and the tax character of such distributions are dependent upon the amount of cash generated by the MLP’s operations.

Long/Flat Trend ETF,  Consumer Discretionary TruSector ETF and Technology TruSector ETF may invest in shares of other funds. As a result, the Funds will indirectly be exposed to the risks of an investment in the underlying funds. Shares of other funds have many of the same risks as direct investments in common stocks or bonds. In addition, the market value of the Funds’ shares is expected to rise and fall as the value of the underlying index or bond rises and falls. The market value of such funds’ shares may differ from the net asset value of the particular fund.

The Robotics ETF invests primarily in the securities of robotics companies and is particularly sensitive to the risks to such companies. Robotics companies and information technology companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel.

Real Assets ETF may concentrate its investments in ETPs that invest directly in, or have exposure to, equity and debt securities, as well as real asset categories such as commodities, real estate, natural resources and infrastructure. Such investments may subject the ETPs to greater volatility than investments in traditional securities. The Fund is dependent on the performance of underlying funds and is subject to the risks of those funds.

Social Sentiment ETF may concentrate its investment in the information technology and communication services sectors. The Fund will be sensitive to, and its performance may depend to a greater extent on, the overall condition of these sectors. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent protection and the expiration of patents may adversely affect the profitability of these companies. Companies in the communication services sector may be affected by industry competition, substantial capital requirements, government regulations and obsolescence of communications products and services due to technological advancement. The index provider relies on social media analytics, which are relatively new and untested. Investing in companies based on social media analytics involves the potential risk of market manipulation because social media posts may be made with an intent to inflate, or otherwise manipulate, the

101

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 7—Principal Risks (continued)

public perception of a company stock or other investment. Furthermore, text and sentiment analysis of social media postings may prove inaccurate in predicting a company’s stock performance.

Changes in laws or government regulations by the United States and/or the Cayman Islands could adversely affect the operations of the Commodity Strategy ETF and Real Assets ETF.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan

The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

For Environmental Services ETF, Gaming ETF, Long/Flat Trend ETF, Morningstar Global Wide Moat ETF, Morningstar International Moat ETF, Morningstar SMID Moat ETF, Morningstar Wide Moat ETF, Morningstar Wide Moat Value ETF, Real Assets ETF and Video Gaming and eSports ETF the expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations, and the liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

On October 1, 2021, the Biotech ETF, Durable High Dividend ETF, Pharmaceutical ETF, Retail ETF, and Semiconductor ETF adopted a unitary management fee, therefore, the liability of the Plan shown as “Deferred Trustee fees” in the Statement of Asset and Liabilities represents amounts accrued through September 30, 2021. Alternative Asset Manager ETF, Commodity Strategy ETF, Consumer Discretionary TruSector ETF, Digital Transformation ETF, Energy Income ETF, Fabless Semiconductor ETF, Robotics ETF, Social Sentiment ETF and Technology TruSector ETF commenced operations with a unitary management fee and therefore bear no costs or liabilities relative to the Plan.

Note 9—Securities Lending

To generate additional income, the Funds may lend securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Fund’s Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at September 30, 2025, is presented on a gross basis

102

Note 9—Securities Lending (continued)

in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of September 30, 2025:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Biotech ETF	$17,211,474	$321	$17,336,014	$17,336,335
Digital Transformation ETF	88,433,340	25,392,112	65,094,916	90,487,028
Durable High Dividend ETF	34,364	–	34,767	34,767
Energy Income ETF	2,766,948	1,845,081	1,028,034	2,873,115
Environmental Services ETF	6,683,660	2,247,557	4,634,164	6,881,721
Fabless Semiconductor ETF	3,460,704	–	3,524,490	3,524,490
Gaming ETF	1,429,031	89,910	1,407,079	1,496,989
Morningstar International Moat ETF	16,905,999	5,052,654	12,657,632	17,710,286
Morningstar SMID Moat ETF	1,556,313	–	1,527,006	1,527,006
Morningstar Wide Moat ETF	157,947,248	1,724	159,703,814	159,705,538
Pharmaceutical ETF	35,145,445	8,830,320	26,186,394	35,016,714
Real Assets ETF	24,265,877	15,667,313	8,980,434	24,647,747
Robotics ETF	650,666	356,711	317,350	674,061
Semiconductor ETF	24,809,454	25,350	25,550,520	25,575,870
Social Sentiment ETF	13,914,392	3,638,347	10,744,253	14,382,600
Video Gaming and eSports ETF	31,903,997	3,464,882	30,466,337	33,931,219

The following table presents money market fund investments held as collateral by type of security on loan as of September 30, 2025:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Equity Securities
Biotech ETF	$321
Digital Transformation ETF	25,392,112
Energy Income ETF	1,845,081
Environmental Services ETF	2,247,557
Gaming ETF	89,910
Morningstar International Moat ETF	5,052,654
Morningstar Wide Moat ETF	1,724
Pharmaceutical ETF	8,830,320
Real Assets ETF	15,667,313
Robotics ETF	356,711
Semiconductor ETF	25,350
Social Sentiment ETF	3,638,347
Video Gaming and eSports ETF	3,464,882

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit

The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available

103

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 10—Bank Line of Credit (continued)

balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the year ended September 30, 2025, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Biotech ETF	40	$259,738	5.72%
Digital Transformation ETF	175	1,271,171	5.70
Durable High Dividend ETF	125	122,801	5.84
Energy Income ETF	144	225,164	5.79
Environmental Services ETF	5	1,966,804	5.78
Gaming ETF	37	245,100	5.69
Morningstar Global Wide Moat ETF	8	131,441	5.68
Morningstar International Moat ETF	328	635,798	5.76
Morningstar SMID Moat ETF	28	486,525	5.68
Morningstar Wide Moat ETF	42	3,303,804	5.79
Morningstar Wide Moat Value ETF	3	109,752	5.68
Pharmaceutical ETF	282	1,741,221	5.77
Real Assets ETF	7	302,444	5.68
Retail ETF	108	262,878	5.82
Robotics ETF	3	346,670	5.68
Semiconductor ETF	33	4,805,815	5.68
Social Sentiment ETF	78	497,921	5.79
Video Gaming and eSports ETF	107	796,172	5.68

Outstanding loan balances as of September 30, 2025, if any, are reflected in the Statements of Assets and Liabilities.

Note 11—Share Split

The Semiconductor ETF executed a 2-for-1 share split for shareholders of record before the open of markets on May 5, 2023. The Environmental Services ETF executed a 5-for-1 share split for shareholders of record before the open of markets on February 6, 2025. The impacts of the share splits have been retroactively applied to each of the prior years presented in the Financial Highlights and Statement of Changes in Net Assets.

Note 12—Subsequent Event Review

On June 3, 2025, the Board of Trustees approved changes to Environmental Services ETF’s benchmark index from the NYSE® Arca Environmental Services Index to the MarketVector Global Environmental Services Index as well as the Fund’s investment objective and principal investment strategy. These changes are expected to be effective after the close of trading on or about December 19, 2025.

104

VANECK ETF TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of VanEck ETF Trust and Shareholders of each of the twenty-four funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments (the consolidated statements of assets and liabilities, including the consolidated schedules of investments, for VanEck Commodity Strategy ETF and VanEck Real Assets ETF), of each of the funds listed in the table below (twenty-four of the funds constituting VanEck ETF Trust, hereafter collectively referred to as the “Funds”) as of September 30, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights (the consolidated financial highlights for VanEck Commodity Strategy ETF and VanEck Real Assets ETF) for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of September 30, 2025, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Funds

VanEck Alternative Asset Manager ETF (6)	VanEck Morningstar International Moat ETF (1)
VanEck Biotech ETF (1)	VanEck Morningstar SMID Moat ETF (1)
VanEck Commodity Strategy ETF (2)	VanEck Morningstar Wide Moat ETF (1)
VanEck Consumer Discretionary TruSector ETF (4)	VanEck Morningstar Wide Moat Value ETF (3)
VanEck Digital Transformation ETF (1)	VanEck Pharmaceutical ETF (1)
VanEck Durable High Dividend ETF (1)	VanEck Real Assets ETF (2)
VanEck Energy Income ETF (1)	VanEck Retail ETF (1)
VanEck Environmental Services ETF (1)	VanEck Robotics ETF (1)
VanEck Fabless Semiconductor ETF (5)	VanEck Semiconductor ETF (1)
VanEck Gaming ETF (1)	VanEck Social Sentiment ETF (1)
VanEck Long/Flat Trend ETF (1)	VanEck Technology TruSector ETF (4)
VanEck Morningstar Global Wide Moat ETF (1)	VanEck Video Gaming and eSports ETF (1)

(1) Statement of operations for the year ended September 30, 2025 and the statement of changes in net assets for the years ended September 30, 2025 and 2024

(2) Consolidated statement of operations for the year ended September 30, 2025 and the consolidated statement of changes in net assets for the years ended September 30, 2025 and 2024

(3) Statement of operations for the year ended September 30, 2025, and statement of changes in net assets for the year ended September 30, 2025 and the period March 27, 2024 (commencement of operations) through September 30, 2024

(4) Statement of operations and statement of changes in net assets for the period August 21, 2025 (commencement of operations) through September 30, 2025

(5) Statement of operations for the year ended September 30, 2025, and statement of changes in net assets for the year ended September 30, 2025 and the period August 28, 2024 (commencement of operations) through September 30, 2024

(6) Statement of operations and statement of changes in net assets for the period June 5, 2025 (commencement of operations) through September 30, 2025

105

VANECK ETF TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

The financial statements of the Funds (other than VanEck Alternative Asset Manager ETF, VanEck Commodity Strategy ETF, VanEck Consumer Discretionary TruSector ETF, VanEck Fabless Semiconductor ETF, VanEck Morningstar SMID Moat ETF, VanEck Morningstar Wide Moat Value ETF, VanEck Robotics ETF, and VanEck Technology TruSector ETF) as of and for the year or period ended September 30, 2021 and the financial highlights for each of the periods ended on or prior to September 30, 2021 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated November 19, 2021, except for the 2-for-1 share split and the 5-for-1 share split described in Note 11, as to which the dates are November 22, 2023 and November 21, 2025 respectively, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
New York, New York
November 21, 2025

We have served as the auditor of one or more investment companies in the VanEck Funds complex since 2022.

106

VANECK ETF TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of VanEck Biotech ETF, VanEck Digital Transformation ETF, VanEck Durable High Dividend ETF, VanEck Energy Income ETF, VanEck Environmental Services ETF, VanEck Gaming ETF, VanEck Long/Flat Trend ETF, VanEck Morningstar Global Wide Moat ETF, VanEck Morningstar International Moat ETF, VanEck Morningstar Wide Moat ETF, VanEck Pharmaceutical ETF, VanEck Real Assets ETF, VanEck Retail ETF, VanEck Semiconductor ETF, VanEck Social Sentiment ETF and VanEck Video Gaming and eSports ETF and the Board of Trustees of VanEck ETF Trust

Opinion on the Financial Statements

We have audited the accompanying financial highlights of VanEck Biotech ETF, VanEck Digital Transformation ETF, VanEck Durable High Dividend ETF, VanEck Energy Income ETF, VanEck Environmental Services ETF, VanEck Gaming ETF, VanEck Long/Flat Trend ETF, VanEck Morningstar Global Wide Moat ETF, VanEck Morningstar International Moat ETF, VanEck Morningstar Wide Moat ETF, VanEck Pharmaceutical ETF, VanEck Real Assets ETF, VanEck Retail ETF, VanEck Semiconductor ETF, VanEck Social Sentiment ETF and VanEck Video Gaming and eSports ETF (collectively referred to as the “Funds”) (sixteen of the series constituting VanEck ETF Trust (the “Trust”)) for each of the periods indicated in the table below (referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial highlights of the Funds (sixteen of the series constituting VanEck ETF Trust) for each of the periods indicated in table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the VanEck ETF Trust	Financial highlights

VanEck Biotech ETF

VanEck Durable High Dividend ETF

VanEck Energy Income ETF

VanEck Environmental Services ETF

VanEck Gaming ETF

VanEck Long/Flat Trend ETF

VanEck Morningstar Global Wide Moat ETF

VanEck Morningstar International Moat ETF

VanEck Morningstar Wide Moat ETF

VanEck Pharmaceutical ETF

VanEck Real Assets ETF

VanEck Retail ETF

VanEck Semiconductor ETF

VanEck Video Gaming and eSports ETF

For the year ended September 30, 2021
VanEck Digital Transformation ETF	For the period from April 13, 2021 (commencement of operations) through September 30, 2021
VanEck Social Sentiment ETF	For the period from March 3, 2021 (commencement of operations) through September 30, 2021

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

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VANECK ETF TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

(continued)

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2021, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from broker were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We served as the auditor of one or more of the VanEck investment companies from 1999 to 2022.

New York, New York

November 19, 2021

except for the 2-for-1 share split of VanEck Semiconductor described in Note 11, as to which the date is

November 22, 2023

except for the 5-for-1 share split of VanEck Environmental Services ETF described in Note 11, as to which the date is

November 21, 2025

108

VANECK ETF TRUST

TAX INFORMATION

(unaudited)

The information set forth below relates to distributions paid during each Fund’s current fiscal year as required by federal laws. Shareholders, however, must report dividends on a calendar year basis for income tax purposes, which may include dividends for portions of two fiscal years of a Fund.

Accordingly, the information needed by shareholders for calendar year 2025 income tax purposes will be sent to them in early 2026. Please consult your tax advisor for proper treatment of this information.

The following information is provided with respect to the distributions paid during the taxable year ended September 30, 2025:

Fund	Ordinary Income Amount Paid Per Share +	Qualified Dividend Income for Individuals *	Dividends Qualifying for the Dividend Received Deduction for Corporations *	Foreign Source Income *	Foreign Taxes Paid Per Share **
Biotech ETF	$1.2517	100.00%	100.00%	-%	$-
Commodity Strategy ETF	1.7000	-	-	-	-
Digital Transformation ETF	0.5808	0.10	-	-	-
Durable High Dividend ETF	1.2120	100.00	100.00	-	-
Energy Income ETF	2.4279	81.41	52.78	-	-
Environmental Services ETF‡	0.7955	100.00	100.00	-	-
Fabless Semiconductor ETF	0.0111	100.00	100.00	-	-
Gaming ETF	1.1667	42.08	9.35	43.94	0.0498
Long/Flat Trend ETF	0.3636	100.00	100.00	-	-
Morningstar Global Wide Moat ETF	0.6500	100.00	40.21	75.28	0.0317
Morningstar International Moat ETF	1.4500	65.86	-	88.08	0.0957
Morningstar SMID Moat ETF	0.4082	100.00	100.00	-	-
Morningstar Wide Moat ETF	1.2675	100.00	100.00	-	-
Morningstar Wide Moat Value ETF	0.3133	100.00	99.61	-	-
Pharmaceutical ETF	1.9514	91.90	62.87	-	-
Real Asset ETF	0.5397	21.48	14.36	6.05	0.0048
Retail ETF	1.7320	100.00	100.00	-	-
Robotics ETF	1.1437	31.23	11.01	19.82	0.0310
Semiconductor ETF	1.0713	100.00	100.00	-	-
Social Sentiment ETF	0.1246	70.57	85.07	-	-
Video Gaming and eSports ETF	0.3650	100.00	5.82	62.11	0.0463

+ Includes short-term capital gains, if any.

* Expressed as a percentage of the cash distribution grossed up for foreign taxes.

** The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments.

‡ Distribution occurred prior to February 6, 2025, when the Fund effected a 5 for 1 share split. The amount paid per share is not split adjusted.

109

VANECK ETF TRUST

TAX INFORMATION

(unaudited) (continued)

Fund	Qualified Business Income ***	Qualified Short-Term Capital Gains Per Share****	Long-Term Capital Gains Per Share	Section 163(j)- Interest Dividends as a % of the Total Ordinary Income Distribution (a)	Qualified Interest Income (QII) as a % of the Total Ordinary Income Distribution (b)
Commodity Strategy ETF	-%	$-	$-	100.00%	100.00%
Energy Income ETF	-	0.1692	0.9097	-	-
Gaming ETF	17.47	-	-	-	-
Morningstar Global Wide Moat ETF	-	-	1.3793	-	-
Real Asset ETF	5.62	-	-	69.81	69.81
Robotics ETF	-	0.9104	0.0112	-	-

*** Qualified Business Income (QBI) under Section 199A represents the percentage of ordinary income distributions that is eligible for the Section 199A deduction. Section 199A allows a deduction of up to 20% on QBI for non-corporate taxpayers. Tax regulations enable a regulated investment company to flow-through QBI received from pass through entities such as real estate investment trusts, to its shareholders.

**** These amounts represent Qualified Short-Term Capital Gains (“QSTG”) which may be exempt from United States withholding tax when distributed to non-U.S. shareholders with proper documentation.

(a) These amounts represent distributions paid during the taxable year ended September 30, 2025 that are eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder. To treat a dividend as interest income, shareholders must have held shares on which the dividend was paid for at least 180 days during the 361-day period surrounding the ex-dividend date of the distribution.

(b) These amounts represent distributions paid during the taxable year ended September 30, 2025 that were considered to be Qualified Interest Income (“QII”) distributions. The QII distributions may be exempt from United States withholding tax when distributed to non-U.S. shareholders with proper documentation.

Fund	Federal Obligation Interest as a Percentage of the Total Distribution (c)
Commodity Strategy ETF	99.97%
Real Asset ETF	69.80

(c) Certain states may exempt the portion of dividends derived from assets backed by the full faith and credit of the U.S. Government.

Please retain this information for your records.

110

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Refer to the financial statements included herein.

111

VANECK ETF TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited)

At a meeting held on June 3, 2025 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust,” and the series thereof listed below, the “Funds”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of (i) the investment management agreements between the Trust and Van Eck Associates Corporation (“VEAC”) (the “VEAC Investment Management Agreements”) with respect to the VanEck Alternative Asset Manager ETF, Biotech ETF, Digital Transformation ETF, Durable High Dividend ETF, Energy Income ETF, Environmental Services ETF, Fabless Semiconductor ETF, Gaming ETF, Long/Flat Trend ETF, Morningstar ESG Moat ETF, Morningstar Global Wide Moat ETF, Morningstar International Moat ETF, Morningstar SMID Moat ETF, Morningstar Wide Moat ETF, Morningstar Wide Moat Growth ETF, Morningstar Wide Moat Value ETF, Pharmaceutical ETF, Retail ETF, Robotics ETF, Semiconductor ETF, Social Sentiment ETF and Video Gaming and eSports ETF and (ii) the investment management agreements between the Trust and Van Eck Absolute Return Advisers Corporation (“VEARA,” and together with VEAC, the “Advisers”) (the “VEARA Investment Management Agreements”) with respect to the VanEck Commodity Strategy ETF and Real Assets ETF. The VEAC Investment Management Agreements and the VEARA Investment Management Agreements are collectively referred to as the “Investment Management Agreements.”

The Board’s approval of the Investment Management Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 1, 2025. At that meeting, the Trustees discussed the information the Advisers and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Funds (except for the VanEck Alternative Asset Manager ETF, which had only recently commenced operations) and the Funds’ peer funds (certain other registered funds), information about the advisory services provided to the Funds and the personnel providing those services, and the profitability (or the absence of profitability) and other benefits enjoyed by the Advisers and their respective affiliates as a result of the Advisers’ relationships with the Funds. In reviewing performance information for the Funds against their peer groups, the Trustees considered that each Fund, except the VanEck Commodity Strategy ETF and Real Assets ETF, has a different investment objective than the funds in its designated peer group and, therefore, each such Fund’s performance will differ from its peers. The Trustees also considered the fact that the VanEck Alternative Asset Manager ETF had only recently commenced operations and therefore had a limited operational history that could be used for comparative purposes. In addition, as noted below, the Trustees reviewed certain performance information for each Fund which was not provided by Broadridge and which did not compare each Fund’s performance to the performance of its peer group. The Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Funds, except for the VanEck Commodity Strategy ETF and Real Assets ETF.

The Independent Trustees’ consideration of the Investment Management Agreements was based, in part, on their review of information obtained through discussions with the Advisers at the Renewal Meeting and the May 1, 2025 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Advisers, including the background and experience of the portfolio managers and others involved in the management and administration of the Funds. The Trustees considered the terms of, and scope of services that the Advisers provide under, the Investment Management Agreements, including, where applicable, (i) with respect to the VanEck Environmental Services ETF, Gaming ETF, Real Assets ETF, Long/Flat Trend ETF, Morningstar ESG Moat ETF, Morningstar Global Wide Moat ETF, Morningstar International Moat ETF, Morningstar SMID Moat ETF, Morningstar Wide Moat ETF, Morningstar Wide Moat Growth ETF, Morningstar Wide Moat Value ETF and Video Gaming and eSports ETF (the “Non-Unitary Funds”), the Advisers’ commitment to waive certain fees and/or pay expenses of each of the Non-Unitary Funds (inclusive of any subsidiary expenses with respect to the VanEck Real Assets ETF, but excluding acquired fund fees and expenses, interest expense, trading

112

expenses, taxes and extraordinary expenses for all Non-Unitary Funds) to the extent necessary to prevent the operating expenses of each of the Non-Unitary Funds from exceeding agreed upon limits for a period of time and (ii) with respect to all the other Funds (the “Unitary Funds”), the Advisers’ agreement to pay all of the direct expenses of each Unitary Fund (inclusive of any subsidiary expenses with respect to the VanEck Commodity Strategy ETF, but excluding the fee payment under the applicable Investment Management Agreements, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses for all other Unitary Funds).

The Trustees concluded that the Advisers and their personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance of each Fund, the Trustees reviewed various performance metrics, including various data from Broadridge comparing each Fund’s performance to that of certain other registered funds, but relied principally on a comparison of the “gross” performance of each Fund except for VanEck Commodity Strategy ETF and Real Assets ETF (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index, in each case incorporating any systematic fair value adjustments to the underlying securities. The Trustees considered information from VEARA regarding the performance of the VanEck Commodity Strategy ETF and Real Assets ETF, each an actively managed exchange-traded fund against their respective benchmark indices and peer funds. The Trustees noted that the VanEck Commodity Strategy ETF had outperformed its benchmark for the one-year period ended December 31, 2024 and the period since its inception on December 20, 2022 through December 31, 2024. The Trustees also noted that the VanEck Real Assets ETF had outperformed its benchmark during the one-year period ended December 31, 2024.

The Trustees also considered information relating to the financial condition of the Advisers and the current status, as they understood it, of the Advisers’ compliance environment.

As noted above, the Trustees were also provided with various data from Broadridge comparing the Funds’ management fees and total expense ratios to those of certain other registered funds. The Trustees noted that the information provided showed that each Fund (except as noted below) had management fees (after the effect of any applicable fee waiver) below the average and median of its respective peer group of funds, each of the VanEck Morningstar International Moat ETF, Morningstar Wide Moat ETF and Social Sentiment ETF had management fees (after the effect of any applicable fee waiver) above the average and median of its respective peer group of funds, the VanEck Energy Income ETF had management fees below the average and equal to the median of its peer group of funds, and the VanEck Commodity Strategy ETF had management fees above the average and below the median of its peer group of funds. The Trustees also noted that the information provided showed that each Fund (except as noted below) had a total expense ratio (after the effect of any applicable expense limitation) below the average and median of its respective peer group of funds, each of the VanEck Environmental Services ETF, Gaming ETF, Long/Flat Trend ETF, Morningstar ESG Moat ETF, Morningstar International Moat ETF, Morningstar Wide Moat ETF, Morningstar Wide Moat Growth ETF, Morningstar Wide Moat Value ETF and Social Sentiment ETF had a total expense ratio (after the effect of any applicable expense limitation) above the average and median of its respective peer group of funds, the VanEck Energy Income ETF had a total expense ratio below the average and equal to the median of its peer group of funds, and the VanEck Morningstar Global Wide Moat ETF had a total expense ratio (after the effect of the expense limitation) above the average and below the median of its peer group of funds. The Trustees reviewed the amounts by which certain Funds’ management fees and/or total expense ratios (after the effect of any applicable fee waivers and/or expense limitations) exceeded the average and/or median of their respective peer groups and information provided by the Advisers providing context for these comparisons. The Trustees concluded, in light of this information and the other information available to them, that the management fees paid by the Funds were reasonable in light of the performance of the Funds and the quality of services received.

The Trustees also considered the benefits, other than the fees under the Investment Management Agreements, received by the Advisers from serving as advisers to the Funds.

The Trustees also considered information provided by the Advisers about their overall profitability and profitability or loss in respect of each Fund. The Trustees reviewed each Fund’s asset size, expense ratio and

113

VANECK ETF TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

expense limitation, as applicable, and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees considered the potential variability in the net assets of the Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Funds may effectively incorporate the benefits of economies of scale. The Trustees also considered the risks being assumed by the Advisers under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of the Unitary Funds and noted that the Advisers have capped expenses on each of the Non-Unitary Funds since its inception, although the cap was not necessarily exceeded each year. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund is reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and that the advisory fee rate for each Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Advisers with respect to the Funds that were profitable to the Advisers were reasonable in light of the nature and quality of the services received by such Funds.

The Trustees did not consider historical information about the cost of the services provided by VEAC or the profitability of the VanEck Alternative Asset Manager ETF to VEAC because the Fund had only recently commenced operations. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to the VanEck Alternative Asset Manager ETF by VEAC, although they concluded that the nature, quality and extent of the services to be provided by VEAC were appropriate based on the Trustees’ knowledge of VEAC and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 1, 2025 meeting as part of their consideration of the Investment Management Agreements.

In voting to approve the continuation of each of the Investment Management Agreements, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, each of the Investment Management Agreements is in the best interest of the applicable Fund and the Fund’s shareholders.

VanEck Consumer Discretionary TruSector ETF

At a meeting held on June 3, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), considered and approved the investment management agreement between the Trust and Van Eck Absolute Return Advisers Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Consumer Discretionary TruSector ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of the Fund’s proposed investment program, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on their review of information obtained through discussions with the Adviser at the Meeting regarding the proposed management of the Fund and information obtained at other meetings of the

114

Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio manager and others proposed to be involved in the management and administration of the Fund. The Trustees also considered the terms of, and scope of services that the Adviser would provide under, the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Fund, excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

The Trustees considered the benefits, other than the fees under the Investment Management Agreement, that the Adviser would receive from serving as adviser to the Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund had not yet commenced operations. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Fund by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, the Investment Management Agreement is in the best interest of the Fund and its shareholders.

VanEck Technology TruSector ETF

At a meeting held on June 3, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), considered and approved the investment management agreement between the Trust and Van Eck Absolute Return Advisers Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Technology TruSector ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of the Fund’s proposed investment program, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on their review of information obtained through discussions with the Adviser at the Meeting regarding the proposed management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio manager and others proposed to be involved in the management and administration of the Fund. The Trustees also considered the terms of, and scope of services that the Adviser would provide under, the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Fund, excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes

115

VANECK ETF TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

and extraordinary expenses. The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

The Trustees considered the benefits, other than the fees under the Investment Management Agreement, that the Adviser would receive from serving as adviser to the Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund had not yet commenced operations. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Fund by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, the Investment Management Agreement is in the best interest of the Fund and its shareholders.

VanEck Communication Services TruSector ETF

At a meeting held on June 3, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), considered and approved the investment management agreement between the Trust and Van Eck Absolute Return Advisers Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Communication Services TruSector ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of the Fund’s proposed investment program, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on their review of information obtained through discussions with the Adviser at the Meeting regarding the proposed management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio manager and others proposed to be involved in the management and administration of the Fund. The Trustees also considered the terms of, and scope of services that the Adviser would provide under, the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Fund, excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

The Trustees considered the benefits, other than the fees under the Investment Management Agreement, that the Adviser would receive from serving as adviser to the Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund had not yet commenced operations. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously

116

provided to, the Fund by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, the Investment Management Agreement is in the best interest of the Fund and its shareholders.

VanEck Nuclear Innovators ETF

At a meeting held on September 4, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), considered and approved the investment management agreement between the Trust and Van Eck Absolute Return Advisers Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Nuclear Innovators ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of the Fund’s proposed investment program, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on their review of information obtained through discussions with the Adviser at the Meeting regarding the proposed management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio manager and others proposed to be involved in the management and administration of the Fund. The Trustees also considered the terms of, and scope of services that the Adviser would provide under, the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Fund, excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

The Trustees considered the benefits, other than the fees under the Investment Management Agreement, that the Adviser would receive from serving as adviser to the Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund had not yet commenced operations. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Fund by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreement.

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VANECK ETF TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

In voting to approve the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, the Investment Management Agreement is in the best interest of the Fund and its shareholders.

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Item 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7.

Item 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 14.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

Item 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

Item 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

Item 19.	EXHIBITS.

(a)(1)	The code of ethics is attached as EX-99.CODE ETH

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK ETF TRUST

By	(Signature and Title)	/s/ John J. Crimmins, CFO

Date	December 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Jan F. van Eck, CEO

Date	December 8, 2025

By	(Signature and Title)	/s/ John J. Crimmins, CFO

Date	December 8, 2025